UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-04000
Investment Company Act File Number

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

September 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments.

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.7%
Aerospace & Defense - 2.4%
Arconic, Inc.	8,566	213,122
Boeing Co. (The)	12,338	3,136,443
General Dynamics Corp.	6,147	1,263,700
L3 Technologies, Inc.	1,756	330,883
Lockheed Martin Corp.	5,530	1,715,904
Northrop Grumman Corp.	3,844	1,105,996
Raytheon Co.	6,406	1,195,231
Rockwell Collins, Inc.	3,586	468,726
Textron, Inc.	6,037	325,274
TransDigm Group, Inc.	1,103	281,982
United Technologies Corp.	16,396	1,903,248
		11,940,509

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,178	241,846
Expeditors International of Washington, Inc.	4,063	243,211
FedEx Corp.	5,447	1,228,734
United Parcel Service, Inc., Class B	15,202	1,825,608
		3,539,399

Airlines - 0.5%
Alaska Air Group, Inc.	2,726	207,912
American Airlines Group, Inc.	9,567	454,337
Delta Air Lines, Inc.	14,702	708,930
Southwest Airlines Co.	12,154	680,381
United Continental Holdings, Inc. *	5,735	349,147
		2,400,707

Auto Components - 0.2%
BorgWarner, Inc.	4,379	224,336
Delphi Automotive plc	5,890	579,576
Goodyear Tire & Rubber Co. (The)	5,789	192,484
		996,396

Automobiles - 0.5%
Ford Motor Co.	86,324	1,033,298
General Motors Co.	29,268	1,181,842
Harley-Davidson, Inc.	4,057	195,588
		2,410,728

Banks - 6.2%
Bank of America Corp.	217,555	5,512,844
BB&T Corp.	17,836	837,222
Citigroup, Inc.	60,378	4,391,896

Citizens Financial Group, Inc.	11,050	418,463
Comerica, Inc.	3,883	296,117
Fifth Third Bancorp	16,260	454,955
Huntington Bancshares, Inc.	24,979	348,707
JPMorgan Chase & Co.	78,023	7,451,977
KeyCorp	24,670	464,289
M&T Bank Corp.	3,353	539,967
People’s United Financial, Inc.	7,434	134,853
PNC Financial Services Group, Inc. (The)	10,577	1,425,462
Regions Financial Corp.	26,377	401,722
SunTrust Banks, Inc.	10,593	633,144
US Bancorp	35,074	1,879,616
Wells Fargo & Co.	99,055	5,462,883
Zions Bancorporation	4,462	210,517
		30,864,634

Beverages - 1.9%
Brown-Forman Corp., Class B	4,069	220,947
Coca-Cola Co. (The)	85,114	3,830,981
Constellation Brands, Inc., Class A	3,867	771,273
Dr Pepper Snapple Group, Inc.	4,011	354,853
Molson Coors Brewing Co., Class B	4,241	346,235
Monster Beverage Corp. *	9,254	511,284
PepsiCo, Inc.	31,694	3,531,662
		9,567,235

Biotechnology - 3.0%
AbbVie, Inc.	35,344	3,140,668
Alexion Pharmaceuticals, Inc. *	4,926	691,069
Amgen, Inc.	16,190	3,018,625
Biogen, Inc. *	4,667	1,461,331
Celgene Corp. *	17,267	2,517,874
Gilead Sciences, Inc.	28,823	2,335,239
Incyte Corp. *	3,768	439,876
Regeneron Pharmaceuticals, Inc. *	1,682	752,056
Vertex Pharmaceuticals, Inc. *	5,565	846,103
		15,202,841

Building Products - 0.3%
A.O. Smith Corp.	3,350	199,090
Allegion plc	2,096	181,241
Fortune Brands Home & Security, Inc.	3,399	228,515
Johnson Controls International plc	20,579	829,128
Masco Corp.	7,369	287,465
		1,725,439

Capital Markets - 2.9%
Affiliated Managers Group, Inc.	1,287	244,311
Ameriprise Financial, Inc.	3,309	491,420
Bank of New York Mellon Corp. (The)	22,803	1,209,015
BlackRock, Inc.	2,734	1,222,344

CBOE Holdings, Inc.	2,489	267,891
Charles Schwab Corp. (The)	26,305	1,150,581
CME Group, Inc.	7,502	1,017,872
E*Trade Financial Corp. *	6,071	264,756
Franklin Resources, Inc.	7,262	323,232
Goldman Sachs Group, Inc. (The)	7,941	1,883,526
Intercontinental Exchange, Inc.	12,989	892,344
Invesco Ltd.	9,283	325,276
Moody’s Corp.	3,668	510,622
Morgan Stanley	31,212	1,503,482
Nasdaq, Inc.	2,729	211,689
Northern Trust Corp.	4,867	447,423
Raymond James Financial, Inc.	2,942	248,099
S&P Global, Inc.	5,672	886,590
State Street Corp.	8,254	788,587
T. Rowe Price Group, Inc.	5,305	480,898
		14,369,958

Chemicals - 2.1%
Air Products & Chemicals, Inc.	4,811	727,519
Albemarle Corp.	2,498	340,502
CF Industries Holdings, Inc.	5,573	195,947
DowDuPont, Inc.	51,768	3,583,899
Eastman Chemical Co.	3,289	297,622
Ecolab, Inc.	5,748	739,250
FMC Corp.	2,960	264,358
International Flavors & Fragrances, Inc.	1,781	254,523
LyondellBasell Industries NV, Class A	7,338	726,829
Monsanto Co.	9,696	1,161,775
Mosaic Co. (The)	8,372	180,751
PPG Industries, Inc.	5,778	627,837
Praxair, Inc.	6,314	882,318
Sherwin-Williams Co. (The)	1,814	649,485
		10,632,615

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,885	271,968
Republic Services, Inc.	5,054	333,867
Stericycle, Inc. *	2,033	145,604
Waste Management, Inc.	8,935	699,342
		1,450,781

Communications Equipment - 1.0%
Cisco Systems, Inc.	110,938	3,730,845
F5 Networks, Inc. *	1,490	179,635
Harris Corp.	2,750	362,120
Juniper Networks, Inc.	8,618	239,839
Motorola Solutions, Inc.	3,590	304,683
		4,817,122

Construction & Engineering - 0.1%

Fluor Corp.	3,329	140,151
Jacobs Engineering Group, Inc.	2,903	169,158
Quanta Services, Inc. *	3,611	134,943
		444,252

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,451	299,240
Vulcan Materials Co.	3,045	364,182
		663,422

Consumer Finance - 0.7%
American Express Co.	16,373	1,481,102
Capital One Financial Corp.	10,676	903,830
Discover Financial Services	8,218	529,897
Navient Corp.	6,427	96,533
Synchrony Financial	16,501	512,356
		3,523,718

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,951	191,861
Ball Corp.	7,896	326,105
International Paper Co.	9,113	517,800
Packaging Corp. of America	2,150	246,562
Sealed Air Corp.	4,194	179,168
WestRock Co.	5,760	326,765
		1,788,261

Distributors - 0.1%
Genuine Parts Co.	3,413	326,453
LKQ Corp. *	6,817	245,344
		571,797

Diversified Consumer Services - 0.0% (a)
H&R Block, Inc.	4,672	123,715

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B *	42,663	7,820,981
Leucadia National Corp.	6,989	176,472
		7,997,453

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	136,138	5,332,526
CenturyLink, Inc. (b)	12,378	233,944
Level 3 Communications, Inc. *	6,720	358,109
Verizon Communications, Inc.	90,449	4,476,321
		10,400,900

Electric Utilities - 1.9%
Alliant Energy Corp.	5,435	225,933
American Electric Power Co., Inc.	10,856	762,526
Duke Energy Corp.	15,447	1,296,312

Edison International	7,191	554,930
Entergy Corp.	4,048	309,105
Eversource Energy	6,994	422,717
Exelon Corp.	21,312	802,823
FirstEnergy Corp.	10,165	313,387
NextEra Energy, Inc.	10,333	1,514,301
PG&E Corp.	11,319	770,711
Pinnacle West Capital Corp.	2,464	208,356
PPL Corp.	15,079	572,248
Southern Co. (The)	22,060	1,084,028
Xcel Energy, Inc.	11,207	530,315
		9,367,692

Electrical Equipment - 0.5%
Acuity Brands, Inc.	929	159,119
AMETEK, Inc.	5,279	348,625
Eaton Corp. plc	9,817	753,848
Emerson Electric Co.	14,126	887,678
Rockwell Automation, Inc.	2,833	504,869
		2,654,139

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	6,742	570,643
Corning, Inc.	19,934	596,425
FLIR Systems, Inc.	3,282	127,703
TE Connectivity Ltd.	7,800	647,868
		1,942,639

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	9,784	358,290
Halliburton Co.	19,155	881,705
Helmerich & Payne, Inc.	2,583	134,600
National Oilwell Varco, Inc.	8,571	306,242
Schlumberger Ltd.	30,668	2,139,400
TechnipFMC plc *	9,693	270,628
		4,090,865

Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2,044	243,175
American Tower Corp.	9,472	1,294,633
Apartment Investment & Management Co., Class A	3,744	164,212
AvalonBay Communities, Inc.	3,048	543,824
Boston Properties, Inc.	3,406	418,529
Crown Castle International Corp.	8,967	896,521
Digital Realty Trust, Inc.	4,516	534,378
Duke Realty Corp.	8,100	233,442
Equinix, Inc.	1,720	767,636
Equity Residential	8,107	534,494
Essex Property Trust, Inc.	1,508	383,077
Extra Space Storage, Inc.	2,779	222,098
Federal Realty Investment Trust	1,695	210,536

GGP, Inc.	13,898	288,661
HCP, Inc.	10,568	294,107
Host Hotels & Resorts, Inc.	17,005	314,422
Iron Mountain, Inc.	5,853	227,682
Kimco Realty Corp.	10,042	196,321
Macerich Co. (The)	2,591	142,427
Mid-America Apartment Communities, Inc.	2,562	273,827
Prologis, Inc.	11,739	744,957
Public Storage	3,303	706,809
Realty Income Corp.	6,181	353,491
Regency Centers Corp.	3,500	217,140
SBA Communications Corp. *	2,656	382,597
Simon Property Group, Inc.	6,861	1,104,690
SL Green Realty Corp.	2,184	221,283
UDR, Inc.	5,906	224,605
Ventas, Inc.	7,861	511,987
Vornado Realty Trust	3,960	304,445
Welltower, Inc.	8,340	586,135
Weyerhaeuser Co.	16,618	565,511
		14,107,652

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	9,680	1,590,327
CVS Health Corp.	22,437	1,824,577
Kroger Co. (The)	19,806	397,308
Sysco Corp.	10,769	580,988
Wal-Mart Stores, Inc.	32,602	2,547,520
Walgreens Boots Alliance, Inc.	20,312	1,568,493
		8,509,213

Food Products - 1.2%
Archer-Daniels-Midland Co.	12,416	527,804
Campbell Soup Co.	4,325	202,497
Conagra Brands, Inc.	9,117	307,608
General Mills, Inc.	12,994	672,569
Hershey Co. (The)	3,049	332,859
Hormel Foods Corp.	6,460	207,624
J. M. Smucker Co. (The)	2,504	262,745
Kellogg Co.	5,485	342,099
Kraft Heinz Co. (The)	13,175	1,021,721
McCormick & Co., Inc.	2,615	268,404
Mondelez International, Inc., Class A	33,276	1,353,002
Tyson Foods, Inc., Class A	6,601	465,041
		5,963,973

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	38,348	2,046,249
Align Technology, Inc. *	1,598	297,660
Baxter International, Inc.	11,181	701,608
Becton Dickinson and Co.	5,023	984,257
Boston Scientific Corp. *	30,285	883,413

C.R. Bard, Inc.	1,604	514,082
Cooper Cos., Inc. (The)	1,102	261,295
Danaher Corp.	13,493	1,157,430
DENTSPLY SIRONA, Inc.	5,283	315,976
Edwards Lifesciences Corp. *	4,732	517,255
Hologic, Inc. *	6,190	227,111
IDEXX Laboratories, Inc. *	2,024	314,712
Intuitive Surgical, Inc. *	822	859,713
Medtronic plc	29,995	2,332,711
ResMed, Inc.	3,225	248,196
Stryker Corp.	7,132	1,012,887
Varian Medical Systems, Inc. *	2,073	207,424
Zimmer Holdings, Inc.	4,463	522,573
		13,404,552

Health Care Providers & Services - 2.6%
Aetna, Inc.	7,321	1,164,112
AmerisourceBergen Corp.	3,579	296,162
Anthem, Inc.	5,796	1,100,544
Cardinal Health, Inc.	6,985	467,436
Centene Corp. *	3,886	376,048
Cigna Corp.	5,557	1,038,826
DaVita, Inc. *	3,581	212,676
Envision Healthcare Corp. *	2,800	125,860
Express Scripts Holding Co. *	12,747	807,140
HCA Healthcare, Inc. *	6,455	513,753
Henry Schein, Inc. *	3,644	298,772
Humana, Inc.	3,190	777,180
Laboratory Corp. of America Holdings *	2,247	339,230
McKesson Corp.	4,641	712,904
Patterson Cos., Inc.	1,992	76,991
Quest Diagnostics, Inc.	3,011	281,950
UnitedHealth Group, Inc.	21,437	4,198,436
Universal Health Services, Inc., Class B	2,017	223,766
		13,011,786

Health Care Technology - 0.1%
Cerner Corp. *	6,980	497,814

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	9,238	596,498
Chipotle Mexican Grill, Inc. *	554	170,538
Darden Restaurants, Inc.	2,804	220,899
Hilton Worldwide Holdings, Inc.	4,528	314,469
Marriott International, Inc., Class A	7,007	772,592
McDonald’s Corp.	17,978	2,816,793
MGM Resorts International	11,000	358,490
Royal Caribbean Cruises Ltd.	3,854	456,853
Starbucks Corp.	31,869	1,711,684
Wyndham Worldwide Corp.	2,415	254,565
Wynn Resorts Ltd.	1,766	262,993

Yum! Brands, Inc.	7,461	549,204
		8,485,578

Household Durables - 0.4%
D.R. Horton, Inc.	7,517	300,154
Garmin Ltd.	2,754	148,633
Leggett & Platt, Inc.	3,195	152,497
Lennar Corp., Class A	4,491	237,125
Mohawk Industries, Inc. *	1,425	352,702
Newell Brands, Inc.	11,097	473,509
PulteGroup, Inc.	6,580	179,831
Whirlpool Corp.	1,611	297,133
		2,141,584

Household Products - 1.6%
Church & Dwight Co., Inc.	5,507	266,814
Clorox Co. (The)	2,951	389,266
Colgate-Palmolive Co.	19,441	1,416,277
Kimberly-Clark Corp.	7,798	917,669
Procter & Gamble Co. (The)	56,507	5,141,007
		8,131,033

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	15,757	173,642
NRG Energy, Inc.	6,635	169,790
		343,432

Industrial Conglomerates - 2.1%
3M Co.	13,246	2,780,336
General Electric Co.	191,966	4,641,738
Honeywell International, Inc.	16,826	2,384,917
Roper Technologies, Inc.	2,256	549,110
		10,356,101

Insurance - 2.6%
Aflac, Inc.	8,723	709,965
Allstate Corp. (The)	7,976	733,074
American International Group, Inc.	19,836	1,217,732
Aon plc	5,634	823,127
Arthur J. Gallagher & Co.	4,232	260,480
Assurant, Inc.	1,280	122,266
Brighthouse Financial, Inc. *	2,215	134,672
Chubb Ltd.	10,272	1,464,274
Cincinnati Financial Corp.	3,294	252,222
Everest Re Group Ltd.	926	211,489
Hartford Financial Services Group, Inc. (The)	8,285	459,238
Lincoln National Corp.	4,888	359,170
Loews Corp.	6,227	298,024
Marsh & McLennan Cos., Inc.	11,312	948,059
MetLife, Inc.	23,459	1,218,695
Principal Financial Group, Inc.	6,150	395,691

Progressive Corp. (The)	12,824	620,938
Prudential Financial, Inc.	9,424	1,001,960
Torchmark Corp.	2,454	196,541
Travelers Cos., Inc. (The)	6,091	746,269
Unum Group	5,273	269,608
Willis Towers Watson plc	2,976	458,988
XL Group Ltd.	6,095	240,448
		13,142,930

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. *	8,835	8,493,527
Expedia, Inc.	2,773	399,146
Netflix, Inc. *	9,529	1,728,084
Priceline Group, Inc. (The) *	1,083	1,982,778
TripAdvisor, Inc. *	2,731	110,688
		12,714,223

Internet Software & Services - 4.6%
Akamai Technologies, Inc. *	3,784	184,356
Alphabet, Inc., Class A *	6,604	6,430,447
Alphabet, Inc., Class C *	6,688	6,414,528
eBay, Inc. *	21,970	844,966
Facebook, Inc., Class A *	52,626	8,992,205
VeriSign, Inc. *	2,048	217,887
		23,084,389

IT Services - 3.8%
Accenture plc, Class A	13,640	1,842,355
Alliance Data Systems Corp.	1,065	235,951
Automatic Data Processing, Inc.	9,808	1,072,210
Cognizant Technology Solutions Corp., Class A	13,036	945,631
CSRA, Inc.	3,481	112,332
DXC Technology Co.	6,282	539,498
Fidelity National Information Services, Inc.	7,337	685,202
Fiserv, Inc. *	4,645	599,019
Gartner, Inc. *	2,075	258,151
Global Payments, Inc.	3,503	332,890
International Business Machines Corp.	19,239	2,791,194
MasterCard, Inc., Class A	20,724	2,926,229
Paychex, Inc.	7,060	423,318
PayPal Holdings, Inc. *	25,197	1,613,364
Total System Services, Inc.	3,700	242,350
Visa, Inc., Class A	40,561	4,268,640
Western Union Co. (The)	10,629	204,077
		19,092,411

Leisure Products - 0.1%
Hasbro, Inc.	2,537	247,789
Mattel, Inc.	8,143	126,053
		373,842

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	7,092	455,306
Illumina, Inc. *	3,222	641,822
Mettler-Toledo International, Inc. *	567	355,033
PerkinElmer, Inc.	2,615	180,357
Quintiles IMS Holdings, Inc. *	3,345	318,009
Thermo Fisher Scientific, Inc.	8,824	1,669,501
Waters Corp. *	1,842	330,676
		3,950,704

Machinery - 1.6%
Caterpillar, Inc.	13,044	1,626,717
Cummins, Inc.	3,559	598,019
Deere & Co.	7,060	886,665
Dover Corp.	3,511	320,870
Flowserve Corp.	3,117	132,753
Fortive Corp.	6,925	490,221
Illinois Tool Works, Inc.	6,836	1,011,454
Ingersoll-Rand plc	5,774	514,868
PACCAR, Inc.	7,755	560,997
Parker-Hannifin Corp.	2,940	514,559
Pentair plc	3,645	247,714
Snap-on, Inc.	1,271	189,392
Stanley Black & Decker, Inc.	3,450	520,846
Xylem, Inc.	3,963	248,203
		7,863,278

Media - 2.7%
CBS Corp., Class B	8,308	481,864
Charter Communications, Inc., Class A *	4,458	1,620,126
Comcast Corp., Class A	104,296	4,013,310
Discovery Communications, Inc., Class A *	3,607	76,793
Discovery Communications, Inc., Class C *	4,755	96,336
DISH Network Corp., Class A *	5,130	278,200
Interpublic Group of Cos., Inc. (The)	9,033	187,796
News Corp., Class A	9,097	120,626
News Corp., Class B	2,023	27,614
Omnicom Group, Inc.	5,093	377,239
Scripps Networks Interactive, Inc., Class A	2,275	195,400
Time Warner, Inc.	17,167	1,758,759
Twenty-First Century Fox, Inc., Class A	23,231	612,834
Twenty-First Century Fox, Inc., Class B	9,693	249,983
Viacom, Inc., Class B	7,993	222,525
Walt Disney Co. (The)	34,267	3,377,698
		13,697,103

Metals & Mining - 0.2%
Freeport-McMoRan, Inc. *	30,589	429,470
Newmont Mining Corp.	11,769	441,455
Nucor Corp.	7,335	411,053
		1,281,978

Multi-Utilities - 1.0%
Ameren Corp.	5,472	316,500
CenterPoint Energy, Inc.	9,720	283,921
CMS Energy Corp.	6,325	292,974
Consolidated Edison, Inc.	7,017	566,132
Dominion Energy, Inc.	14,186	1,091,329
DTE Energy Co.	3,959	425,038
NiSource, Inc.	7,702	197,094
Public Service Enterprise Group, Inc.	11,165	516,381
SCANA Corp.	3,416	165,642
Sempra Energy	5,536	631,824
WEC Energy Group, Inc.	6,965	437,263
		4,924,098

Multiline Retail - 0.4%
Dollar General Corp.	5,847	473,899
Dollar Tree, Inc. *	5,224	453,548
Kohl’s Corp.	3,845	175,524
Macy’s, Inc.	7,374	160,901
Nordstrom, Inc.	2,778	130,983
Target Corp.	12,055	711,365
		2,106,220

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	12,367	604,128
Andeavor	3,186	328,636
Apache Corp.	8,734	400,017
Cabot Oil & Gas Corp.	10,208	273,064
Chesapeake Energy Corp. *(b)	17,803	76,553
Chevron Corp.	42,016	4,936,880
Cimarex Energy Co.	2,103	239,048
Concho Resources, Inc. *	3,398	447,584
ConocoPhillips	26,860	1,344,343
Devon Energy Corp.	12,068	443,016
EOG Resources, Inc.	12,745	1,232,951
EQT Corp.	3,825	249,543
Exxon Mobil Corp.	93,950	7,702,021
Hess Corp.	5,964	279,652
Kinder Morgan, Inc.	42,375	812,752
Marathon Oil Corp.	18,760	254,386
Marathon Petroleum Corp.	11,174	626,638
Newfield Exploration Co. *	4,748	140,873
Noble Energy, Inc.	10,272	291,314
Occidental Petroleum Corp.	16,875	1,083,544
ONEOK, Inc.	8,631	478,244
Phillips 66	9,483	868,738
Pioneer Natural Resources Co.	3,754	553,865
Range Resources Corp.	4,494	87,948
Valero Energy Corp.	9,748	749,914
Williams Cos., Inc. (The)	18,636	559,266

		25,064,918

Personal Products - 0.1%
Coty, Inc., Class A	11,150	184,310
Estee Lauder Cos., Inc. (The), Class A	4,941	532,837
		717,147

Pharmaceuticals - 4.7%
Allergan plc	7,379	1,512,326
Bristol-Myers Squibb Co.	36,195	2,307,069
Eli Lilly & Co.	21,384	1,829,187
Johnson & Johnson	59,510	7,736,895
Merck & Co., Inc.	60,644	3,883,035
Mylan NV *	11,836	371,295
Perrigo Co. plc	2,927	247,771
Pfizer, Inc.	132,320	4,723,824
Zoetis, Inc.	11,069	705,760
		23,317,162

Professional Services - 0.3%
Equifax, Inc.	2,711	287,339
IHS Markit Ltd. *	8,018	353,433
Nielsen Holdings plc	7,731	320,450
Robert Half International, Inc.	2,802	141,053
Verisk Analytics, Inc. *	3,559	296,073
		1,398,348

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	6,638	251,447

Road & Rail - 0.9%
CSX Corp.	20,158	1,093,773
JB Hunt Transport Services, Inc.	1,884	209,275
Kansas City Southern	2,393	260,071
Norfolk Southern Corp.	6,361	841,179
Union Pacific Corp.	17,666	2,048,726
		4,453,024

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. *	17,746	226,261
Analog Devices, Inc.	8,100	697,977
Applied Materials, Inc.	23,719	1,235,523
Broadcom Ltd.	8,974	2,176,554
Intel Corp.	104,253	3,969,954
KLA-Tencor Corp.	3,536	374,816
Lam Research Corp.	3,638	673,176
Microchip Technology, Inc.	5,147	462,098
Micron Technology, Inc. *	24,724	972,395
NVIDIA Corp.	13,303	2,378,177
Qorvo, Inc. *	2,809	198,540
QUALCOMM, Inc.	32,609	1,690,451

Skyworks Solutions, Inc.	4,055	413,204
Texas Instruments, Inc.	21,851	1,958,724
Xilinx, Inc.	5,487	388,644
		17,816,494

Software - 4.8%
Activision Blizzard, Inc.	16,662	1,074,866
Adobe Systems, Inc. *	10,890	1,624,570
ANSYS, Inc. *	1,928	236,623
Autodesk, Inc. *	4,864	546,033
CA, Inc.	6,973	232,759
Cadence Design Systems, Inc. *	6,184	244,082
Citrix Systems, Inc. *	3,194	245,363
Electronic Arts, Inc. *	6,814	804,461
Intuit, Inc.	5,372	763,576
Microsoft Corp.	170,928	12,732,427
Oracle Corp.	67,015	3,240,175
Red Hat, Inc. *	3,917	434,239
Salesforce.com, Inc. *	15,065	1,407,372
Symantec Corp.	13,425	440,474
Synopsys, Inc. *	3,390	272,997
		24,300,017

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	1,760	174,592
AutoZone, Inc. *	619	368,373
Best Buy Co., Inc.	5,856	333,558
CarMax, Inc. *	4,044	306,576
Foot Locker, Inc.	3,045	107,245
Gap, Inc. (The)	5,239	154,708
Home Depot, Inc. (The)	26,137	4,274,968
L Brands, Inc.	5,434	226,109
Lowe’s Cos., Inc.	18,719	1,496,397
O’Reilly Automotive, Inc. *	1,943	418,464
Ross Stores, Inc.	8,590	554,656
Signet Jewelers Ltd. (b)	1,341	89,243
Tiffany & Co.	2,366	217,151
TJX Cos., Inc. (The)	14,198	1,046,818
Tractor Supply Co.	3,007	190,313
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,346	304,277
		10,263,448

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	114,598	17,661,844
Hewlett Packard Enterprise Co.	36,255	533,311
HP, Inc.	37,016	738,839
NetApp, Inc.	6,233	272,756
Seagate Technology plc	6,790	225,224
Western Digital Corp.	6,569	567,562
Xerox Corp.	5,087	169,346
		20,168,882

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	6,341	255,415
Hanesbrands, Inc. (b)	8,213	202,368
Michael Kors Holdings Ltd. *	3,515	168,193
NIKE, Inc., Class B	29,001	1,503,702
PVH Corp.	1,759	221,740
Ralph Lauren Corp.	1,347	118,927
Under Armour, Inc., Class A *(b)	4,384	72,248
Under Armour, Inc., Class C *(b)	4,407	66,193
VF Corp.	7,225	459,293
		3,068,079

Tobacco - 1.3%
Altria Group, Inc.	42,595	2,701,375
Philip Morris International, Inc.	34,436	3,822,740
		6,524,115

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,524	297,364
United Rentals, Inc. *	1,939	269,017
W.W. Grainger, Inc.	1,245	223,789
		790,170

Water Utilities - 0.1%
American Water Works Co., Inc.	4,019	325,177

Total Common Stocks (Cost $294,861,752)		479,129,539

EXCHANGE-TRADED FUNDS - 1.1%
SPDR S&P 500 ETF Trust	21,000	5,275,830

Total Exchange-Traded Funds (Cost $5,100,173)		5,275,830

RIGHTS - 0.0% (a)
Food & Staples Retailing - 0.0% (a)
Safeway Casa Ley CVR *	4,297	—
Safeway PDC LLC CVR *	4,297	—
		—

Total Rights (Cost $4,482)		—

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 1.08%, 3/1/18	1,500,000	1,493,014

Total U.S. Treasury Obligations (Cost $1,493,205)		1,493,014

TIME DEPOSIT - 2.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	14,422,583	14,422,583

Total Time Deposit (Cost $14,422,583)		14,422,583

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	680,831	680,831

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $680,831)		680,831

TOTAL INVESTMENTS (Cost $316,563,026) - 100.1%		501,001,797
Other assets and liabilities, net - (0.1%)		(530,445)
NET ASSETS - 100.0%		500,471,352

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Amount is less than 0.05%.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $659,105 as of September 30, 2017.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	25	12/17	$3,145,125	$24,212
S&P 500 Index	21	12/17	13,209,525	187,508
Total Long				$211,720

During the fiscal year to date ended September 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $211,720.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$479,129,539	*	$—	$—	$479,129,539
Exchange-Traded Funds	5,275,830		—	—	5,275,830
Rights	—		—	—	—
U.S. Treasury Obligations	—		1,493,014	—	1,493,014
Time Deposit	—		14,422,583	—	14,422,583
Short Term Investment of Cash Collateral for Securities Loaned	680,831		—	—	680,831
TOTAL	$485,086,200		$15,915,597	$—	$501,001,797

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts**	$211,720		$—	$—	$211,720

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using
Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 34.3%
United States Treasury Bonds:
2.50%, 2/15/45	1,000,000	932,344
3.00%, 5/15/42	1,000,000	1,034,082
3.125%, 11/15/41	1,000,000	1,057,637
3.125%, 8/15/44	1,600,000	1,687,187
3.75%, 11/15/43	1,045,000	1,224,324
3.875%, 8/15/40	1,000,000	1,188,984
4.375%, 5/15/41	1,600,000	2,045,750
5.375%, 2/15/31	800,000	1,071,016
6.25%, 8/15/23	1,000,000	1,233,223
8.00%, 11/15/21	1,000,000	1,245,996
8.125%, 5/15/21	1,000,000	1,224,727
United States Treasury Notes:
0.875%, 9/15/19	1,000,000	988,360
1.00%, 8/31/19	2,000,000	1,982,539
1.125%, 4/30/20	1,000,000	988,906
1.375%, 9/15/20	500,000	496,494
1.625%, 3/31/19	947,000	949,811
1.625%, 11/15/22	2,500,000	2,460,742
1.75%, 5/15/22	1,600,000	1,591,187
1.875%, 7/31/22	750,000	748,213
2.00%, 2/15/22	2,000,000	2,012,656
2.00%, 2/15/25	2,200,000	2,169,492
2.00%, 11/15/26	2,000,000	1,948,476
2.25%, 3/31/21	200,000	203,535
2.25%, 11/15/24	2,000,000	2,009,609
2.25%, 2/15/27	1,500,000	1,490,537
2.625%, 8/15/20	2,000,000	2,056,641
2.625%, 11/15/20	3,000,000	3,087,656
2.75%, 11/15/23	1,000,000	1,039,219
2.75%, 2/15/24	3,000,000	3,115,254
3.125%, 5/15/19	4,500,000	4,621,904
3.125%, 5/15/21	3,500,000	3,670,352
3.375%, 11/15/19	1,100,000	1,143,098
3.625%, 8/15/19	1,000,000	1,039,844
3.625%, 2/15/20	1,000,000	1,048,535
3.625%, 2/15/21	1,000,000	1,063,379
3.75%, 11/15/18	1,000,000	1,026,055

Total U.S. Treasury Obligations (Cost $55,315,146)		56,897,764

CORPORATE BONDS - 28.3%

Basic Materials - 1.5%

Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	121,623
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	102,025
Ecolab, Inc., 4.35%, 12/8/21	150,000	162,353
LYB International Finance BV, 5.25%, 7/15/43	100,000	114,319
Mosaic Co. (The), 5.625%, 11/15/43	400,000	409,516
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	212,396
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	421,637
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	156,551
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	317,438
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	522,470
		2,540,328

Communications - 3.7%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	116,257
Amazon.com, Inc., 2.50%, 11/29/22	200,000	202,020
AT&T, Inc.:
3.90%, 3/11/24	200,000	207,375
5.20%, 3/15/20	200,000	214,409
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	535,172
Comcast Corp., 3.125%, 7/15/22	100,000	103,613
Crown Castle Towers LLC, 4.883%, 8/15/20 (a)	300,000	317,955
Discovery Communications LLC, 5.05%, 6/1/20	200,000	213,637
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	101,683
4.45%, 1/15/43	200,000	215,112
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,020,611
Time Warner, Inc.:
4.00%, 1/15/22	290,000	306,070
4.875%, 3/15/20	100,000	106,489
4.90%, 6/15/42	200,000	204,016
5.375%, 10/15/41	100,000	108,102
Verizon Communications, Inc.:
5.05%, 3/15/34	200,000	214,799
5.15%, 9/15/23	300,000	337,000
6.55%, 9/15/43	350,000	440,225
Viacom, Inc., 3.875%, 4/1/24	100,000	100,245
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,027,300
		6,092,090

Consumer, Cyclical - 2.0%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	359,404
CVS Pass-Through Trust, 6.036%, 12/10/28	86,745	98,150
Ford Motor Co., 5.291%, 12/8/46	1,000,000	1,046,745
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	222,602
General Motors Co., 5.00%, 4/1/35	1,000,000	1,023,112
Lowe’s Cos., Inc., 3.875%, 9/15/23	100,000	107,029
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	101,468
6.50%, 8/15/37	250,000	348,262
		3,306,772

Consumer, Non-cyclical - 3.1%
AbbVie, Inc., 2.90%, 11/6/22	200,000	203,016
Amgen, Inc., 4.10%, 6/15/21	700,000	742,606
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	100,653
4.00%, 1/17/43	100,000	101,186
4.625%, 2/1/44	1,000,000	1,073,942
Cigna Corp., 4.00%, 2/15/22	400,000	422,563
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	77,023
Equifax, Inc., 3.30%, 12/15/22	450,000	448,130
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	105,670
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	103,780
Kroger Co. (The), 3.85%, 8/1/23	100,000	103,667
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	104,845
Life Technologies Corp., 6.00%, 3/1/20	100,000	108,692
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	111,852
PepsiCo, Inc., 2.75%, 3/5/22	100,000	102,567
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,106,042
Zoetis, Inc., 4.70%, 2/1/43	100,000	111,026
		5,127,260

Energy - 4.3%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	500,041
Chevron Corp., 3.191%, 6/24/23	100,000	103,916
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (a)	100,000	108,101
Colonial Pipeline Co., 6.58%, 8/28/32 (a)	100,000	126,780
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	319,517
Enterprise Products Operating LLC, 7.034% to 1/15/18, 1/15/68 (b)	400,000	406,000
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,089,747
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	1,020,000
Shell International Finance BV:
2.25%, 1/6/23	200,000	198,771
4.125%, 5/11/35	1,350,000	1,427,656
4.55%, 8/12/43	100,000	108,770
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	400,000	396,946
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,122,511
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	102,504
		7,031,260

Financial - 7.6%
American International Group, Inc., 4.875%, 6/1/22	250,000	274,923
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (a)	800,000	864,968
Bank of America Corp.:
4.125%, 1/22/24	300,000	319,458
5.65%, 5/1/18	250,000	255,743
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	849,284
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	206,787
4.30%, 5/15/43	1,000,000	1,091,377
Boston Properties LP, 3.85%, 2/1/23	100,000	105,655
Capital One Bank, 3.375%, 2/15/23	200,000	203,148

Citigroup, Inc.:
2.50%, 9/26/18	500,000	503,146
5.50%, 9/13/25	80,000	89,904
6.125%, 5/15/18	200,000	205,294
Discover Financial Services, 3.85%, 11/21/22	200,000	205,613
ERP Operating LP, 4.625%, 12/15/21	100,000	108,254
Excalibur One 77B LLC, 1.492%, 1/1/25	27,951	27,207
General Electric Co., 4.625%, 1/7/21	100,000	108,124
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	400,000	413,064
Goldman Sachs Group, Inc. (The):
2.375%, 1/22/18	200,000	200,486
2.625%, 1/31/19	200,000	201,775
4.00%, 3/3/24	500,000	528,224
5.375%, 3/15/20	150,000	161,139
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	110,945
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	302,277
3.375%, 5/1/23	700,000	715,255
4.50%, 1/24/22	400,000	433,545
Kimco Realty Corp., 4.30%, 2/1/18	300,000	300,605
Liberty Property LP, 3.375%, 6/15/23	350,000	355,163
MetLife, Inc., 4.875%, 11/13/43	100,000	113,632
Morgan Stanley:
2.125%, 4/25/18	300,000	300,891
4.10%, 5/22/23	500,000	523,294
5.00%, 11/24/25	150,000	164,614
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,164,837
Regions Bank, 7.50%, 5/15/18	100,000	103,472
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	254,501
Welltower, Inc., 5.25%, 1/15/22	800,000	880,634
		12,647,238

Industrial - 3.6%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (b)	540,000	621,000
Cummins, Inc., 4.875%, 10/1/43	100,000	115,030
Deere & Co., 6.55%, 10/1/28	250,000	319,755
GATX Corp., 4.85%, 6/1/21	900,000	974,437
General Electric Co., 4.50%, 3/11/44	100,000	112,269
John Deere Capital Corp., 1.20%, 10/10/17	250,000	249,993
Kennametal, Inc., 2.65%, 11/1/19	950,000	954,499
L3 Technologies, Inc., 4.75%, 7/15/20	800,000	855,303
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	154,752
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	659,203
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	522,129
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	338,769
United Technologies Corp., 4.50%, 6/1/42	100,000	107,819
		5,984,958

Technology - 1.7%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,110,194
CA, Inc., 5.375%, 12/1/19	200,000	212,766

International Business Machines Corp.:
2.90%, 11/1/21	100,000	102,666
3.625%, 2/12/24	100,000	104,988
NetApp, Inc., 3.25%, 12/15/22	100,000	101,689
Oracle Corp.:
2.375%, 1/15/19	900,000	909,212
5.75%, 4/15/18	250,000	255,564
		2,797,079

Utilities - 0.8%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	204,723
PacifiCorp, 4.10%, 2/1/42	100,000	105,629
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,052,390
		1,362,742

Total Corporate Bonds (Cost $44,337,300)		46,889,727

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.7%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,717,163	1,731,731
3.00%, with maturity at 2043	1,104,810	1,115,032
3.50%, with various maturities to 2042	1,962,204	2,038,688
4.00%, with various maturities to 2039	688,000	724,142
4.50%, with various maturities to 2044	2,038,470	2,191,231
5.00%, with various maturities to 2040	1,404,544	1,544,840
6.00%, with various maturities to 2040	105,007	118,723
6.50%, with maturity at 2037	47,784	50,610
Federal National Mortgage Association:
2.50%, with various maturities to 2043	1,357,392	1,333,952
3.00%, with various maturities to 2046	8,432,817	8,496,348
3.371%, (1 yr. USD LIBOR + 1.749%), with maturity at 2038 (c)	292,701	307,479
3.50%, with various maturities to 2047	9,054,336	9,363,662
4.00%, with various maturities to 2047	6,423,924	6,776,642
4.50%, with various maturities to 2044	4,466,270	4,825,014
5.00%, with various maturities to 2034	181,895	200,451
5.50%, with various maturities to 2038	659,859	734,688
6.00%, with various maturities to 2038	687,313	779,977
6.50%, with various maturities to 2036	137,149	150,322
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,587,440	1,690,745
4.50%, with maturity at 2033	208,114	224,012
5.00%, with various maturities to 2039	769,715	853,555
5.50%, with maturity at 2034	85,125	95,068
6.00%, with maturity at 2038	593,340	672,525

Total U.S. Government Agency Mortgage-Backed Securities (Cost $45,354,026)		46,019,437

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.9%
Federal Home Loan Mortgage Corp.:

3.75%, 3/27/19	3,200,000	3,307,104
4.875%, 6/13/18	3,500,000	3,586,282
6.25%, 7/15/32	700,000	985,214
6.75%, 3/15/31	1,300,000	1,875,677

Total U.S. Government Agencies and Instrumentalities (Cost $9,479,336)		9,754,277

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	453,979
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	682,682
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	633,249

Total Commercial Mortgage-Backed Securities (Cost $1,720,375)		1,769,910

SOVEREIGN GOVERNMENT BONDS - 0.6%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	576,625
Province of Ontario Canada, 2.45%, 6/29/22	400,000	403,597
Province of Quebec Canada, 2.625%, 2/13/23	75,000	76,108

Total Sovereign Government Bonds (Cost $971,535)		1,056,330

TAXABLE MUNICIPAL OBLIGATIONS - 0.6%

General Obligations - 0.6%
New York, NY, 3.60%, 8/1/28	1,000,000	1,033,230

Total Taxable Municipal Obligations (Cost $989,695)		1,033,230

ASSET-BACKED SECURITIES - 0.3%

Automobile - 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (a)	150,000	150,430

Credit Card - 0.2%
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	254,640

Other - 0.0% (d)
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (a)	26,358	26,218

Total Asset-Backed Securities (Cost $433,184)		431,288

FLOATING RATE LOANS (e) - 0.0% (d)

Financial - 0.0% (d)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (f)(g)(h)	96,336	1,520

Total Floating Rate Loans (Cost $96,336)		1,520

TIME DEPOSIT - 0.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	1,047,644	1,047,644

Total Time Deposit (Cost $1,047,644)		1,047,644

TOTAL INVESTMENTS (Cost $159,744,577) - 99.4%		164,901,127
Other assets and liabilities, net - 0.6%		954,550
NET ASSETS - 100.0%		165,855,677

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,404,462, which represents 1.5% of the net assets of the Portfolio as of September 30, 2017.

(b) Security converts to floating rate after the indicated fixed-rate coupon period.
(c) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.
(d) Amount is less than 0.05%.
(e) Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) For fair value measurement disclosure purposes, security is categorized as Level 3.
(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(h) Restricted security. Total market value of restricted securities amounts to $1,520, which represents less than 0.05% of the net assets of the Portfolio as of September 30, 2017.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05 - 6/13/07	96,336

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
U.S. Treasury Obligations	$—	$56,897,764	$—	$56,897,764
Corporate Bonds	—	46,889,727	—	46,889,727
U.S. Government Agency Mortgage-Backed Securities	—	46,019,437	—	46,019,437
U.S. Government Agencies and Instrumentalities	—	9,754,277	—	9,754,277
Commercial Mortgage-Backed Securities	—	1,769,910	—	1,769,910
Sovereign Government Bonds	—	1,056,330	—	1,056,330
Taxable Municipal Obligations	—	1,033,230	—	1,033,230
Asset-Backed Securities	—	431,288	—	431,288
Floating Rate Loans	—	—	1,520	1,520
Time Deposit	—	1,047,644	—	1,047,644
TOTAL	$—	$164,899,607	$1,520	$164,901,127

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	13,126	1,372,192
Esterline Technologies Corp. *	7,910	713,087
Huntington Ingalls Industries, Inc.	13,606	3,080,943
KLX, Inc. *	15,479	819,303
Orbital ATK, Inc.	17,271	2,299,806
Teledyne Technologies, Inc. *	10,560	1,680,941
		9,966,272

Airlines - 0.3%
JetBlue Airways Corp. *	98,554	1,826,206

Auto Components - 0.7%
Cooper Tire & Rubber Co.	15,526	580,672
Dana, Inc.	43,259	1,209,522
Gentex Corp.	85,966	1,702,127
		3,492,321

Automobiles - 0.3%
Thor Industries, Inc.	14,654	1,845,085

Banks - 8.2%
Associated Banc-Corp.	45,582	1,105,363
BancorpSouth, Inc.	25,144	805,865
Bank of Hawaii Corp.	12,782	1,065,508
Bank of the Ozarks, Inc.	36,339	1,746,089
Cathay General Bancorp	22,756	914,791
Chemical Financial Corp.	21,283	1,112,250
Commerce Bancshares, Inc.	26,795	1,547,947
Cullen/Frost Bankers, Inc.	17,514	1,662,429
East West Bancorp, Inc.	43,237	2,584,708
First Horizon National Corp.	69,960	1,339,734
FNB Corp.	96,688	1,356,533
Fulton Financial Corp.	52,314	980,887
Hancock Holding Co.	25,151	1,218,566
Home BancShares, Inc.	47,360	1,194,419
International Bancshares Corp.	16,230	650,823
MB Financial, Inc.	25,120	1,130,902
PacWest Bancorp	35,871	1,811,844
Pinnacle Financial Partners, Inc.	22,103	1,479,796
Prosperity Bancshares, Inc.	20,795	1,366,855
Signature Bank *	16,440	2,104,978
Sterling Bancorp	67,750	1,670,037
SVB Financial Group *	15,709	2,938,997
Synovus Financial Corp.	36,598	1,685,704

TCF Financial Corp.	47,827	814,972
Texas Capital Bancshares, Inc. *	14,832	1,272,586
Trustmark Corp.	19,953	660,843
UMB Financial Corp.	13,128	977,905
Umpqua Holdings Corp.	65,956	1,286,802
United Bankshares, Inc.	31,376	1,165,618
Valley National Bancorp	79,098	953,131
Webster Financial Corp.	27,592	1,449,960
Wintrust Financial Corp.	16,656	1,304,331
		43,361,173

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *(a)	2,729	426,270

Biotechnology - 0.6%
Bioverativ, Inc. *	32,367	1,847,185
United Therapeutics Corp. *	13,017	1,525,462
		3,372,647

Building Products - 0.4%
Lennox International, Inc.	11,376	2,035,963

Capital Markets - 3.1%
Eaton Vance Corp. (b)	34,408	1,698,723
FactSet Research Systems, Inc.	11,808	2,126,739
Federated Investors, Inc., Class B	28,574	848,648
Janus Henderson Group plc	53,977	1,880,559
Legg Mason, Inc.	26,051	1,024,065
MarketAxess Holdings, Inc.	11,248	2,075,368
MSCI, Inc.	26,941	3,149,403
SEI Investments Co.	39,322	2,401,001
Stifel Financial Corp.	20,484	1,095,074
		16,299,580

Chemicals - 2.9%
Ashland Global Holdings, Inc.	18,622	1,217,692
Cabot Corp.	18,696	1,043,237
Chemours Co. (The)	55,201	2,793,723
Minerals Technologies, Inc.	10,328	729,673
NewMarket Corp.	2,767	1,178,050
Olin Corp.	49,646	1,700,375
PolyOne Corp.	24,222	969,607
RPM International, Inc.	39,975	2,052,316
Scotts Miracle-Gro Co. (The), Class A	12,252	1,192,610
Sensient Technologies Corp.	13,077	1,005,883
Valvoline, Inc.	61,197	1,435,070
		15,318,236

Commercial Services & Supplies - 1.8%
Brink’s Co. (The)	15,126	1,274,365
Clean Harbors, Inc. *	15,365	871,196

Copart, Inc. *	60,045	2,063,747
Deluxe Corp.	14,300	1,043,328
Herman Miller, Inc.	17,660	633,994
HNI Corp.	12,966	537,700
MSA Safety, Inc.	10,184	809,730
Pitney Bowes, Inc.	54,948	769,821
Rollins, Inc.	28,705	1,324,449
Travel Centers of America LLC *(c)	60,000	—
		9,328,330

Communications Equipment - 1.3%
ARRIS International plc *	52,892	1,506,893
Brocade Communications Systems, Inc.	122,706	1,466,337
Ciena Corp. *	42,424	932,055
InterDigital, Inc.	10,379	765,451
NetScout Systems, Inc. *	27,057	875,294
Plantronics, Inc.	9,782	432,560
ViaSat, Inc. *	16,166	1,039,797
		7,018,387

Construction & Engineering - 1.2%
AECOM *	46,604	1,715,493
Dycom Industries, Inc. *	9,263	795,507
EMCOR Group, Inc.	17,587	1,220,186
Granite Construction, Inc.	11,938	691,807
KBR, Inc.	42,118	753,070
Valmont Industries, Inc.	6,759	1,068,598
		6,244,661

Construction Materials - 0.3%
Eagle Materials, Inc.	14,525	1,549,817

Consumer Finance - 0.3%
SLM Corp. *	128,989	1,479,504

Containers & Packaging - 1.3%
AptarGroup, Inc.	18,682	1,612,443
Bemis Co., Inc.	27,253	1,241,919
Greif, Inc., Class A	7,865	460,417
Owens-Illinois, Inc. *	48,688	1,224,990
Silgan Holdings, Inc.	22,070	649,520
Sonoco Products Co.	29,741	1,500,434
		6,689,723

Distributors - 0.2%
Pool Corp.	12,374	1,338,496

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.	18,766	672,761
Graham Holdings Co., Class B	1,371	802,172
Service Corp. International	56,256	1,940,832

Sotheby’s *	11,195	516,202
		3,931,967

Diversified Telecommunication Services - 0.1%
Frontier Communications Corp.	23,052	271,783

Electric Utilities - 1.8%
Great Plains Energy, Inc.	64,520	1,954,956
Hawaiian Electric Industries, Inc.	32,544	1,085,993
IDACORP, Inc.	15,080	1,325,985
OGE Energy Corp.	59,762	2,153,225
PNM Resources, Inc.	23,868	961,880
Westar Energy, Inc.	42,507	2,108,347
		9,590,386

Electrical Equipment - 0.7%
EnerSys	13,023	900,801
Hubbell, Inc.	16,391	1,901,684
Regal-Beloit Corp.	13,409	1,059,311
		3,861,796

Electronic Equipment, Instruments & Components - 5.0%
Arrow Electronics, Inc. *	26,586	2,137,780
Avnet, Inc.	36,876	1,449,227
Belden, Inc.	12,650	1,018,704
Cognex Corp.	25,929	2,859,450
Coherent, Inc. *	7,369	1,732,968
IPG Photonics Corp. *	11,245	2,081,000
Jabil, Inc.	53,709	1,533,392
Keysight Technologies, Inc. *	55,272	2,302,631
Knowles Corp. *	26,145	399,234
Littelfuse, Inc.	6,791	1,330,221
National Instruments Corp.	31,801	1,341,048
SYNNEX Corp.	8,737	1,105,318
Tech Data Corp. *	10,382	922,441
Trimble, Inc. *	75,680	2,970,440
VeriFone Systems, Inc. *	33,624	681,895
Vishay Intertechnology, Inc.	40,346	758,505
Zebra Technologies Corp., Class A *	15,790	1,714,478
		26,338,732

Energy Equipment & Services - 1.4%
Core Laboratories NV	13,300	1,312,710
Diamond Offshore Drilling, Inc. *(a)	19,400	281,300
Dril-Quip, Inc. *	11,328	500,131
Ensco plc, Class A	89,334	533,324
Nabors Industries Ltd.	84,116	678,816
Oceaneering International, Inc.	28,910	759,466
Patterson-UTI Energy, Inc.	63,929	1,338,673
Rowan Companies plc, Class A *	34,045	437,478
Superior Energy Services, Inc. *	45,052	481,156

Transocean Ltd. *	116,800	1,256,768
		7,579,822

Equity Real Estate Investment Trusts (REITs) - 8.8%
Alexander & Baldwin, Inc.	13,601	630,134
American Campus Communities, Inc.	40,880	1,804,852
Camden Property Trust	27,627	2,526,489
CoreCivic, Inc.	35,357	946,507
CoreSite Realty Corp.	10,245	1,146,416
Corporate Office Properties Trust	29,755	976,857
Cousins Properties, Inc.	125,355	1,170,816
CyrusOne, Inc.	27,355	1,612,030
DCT Industrial Trust, Inc.	27,890	1,615,389
Douglas Emmett, Inc.	45,787	1,804,924
Education Realty Trust, Inc.	21,933	788,053
EPR Properties	19,172	1,337,055
First Industrial Realty Trust, Inc.	35,911	1,080,562
GEO Group, Inc. (The)	37,236	1,001,648
Healthcare Realty Trust, Inc.	37,095	1,199,652
Highwoods Properties, Inc.	30,934	1,611,352
Hospitality Properties Trust	49,157	1,400,483
JBG SMITH Properties *	27,980	957,196
Kilroy Realty Corp.	29,411	2,091,710
Lamar Advertising Co., Class A	24,985	1,712,222
LaSalle Hotel Properties	33,881	983,227
Liberty Property Trust	44,053	1,808,816
Life Storage, Inc.	13,914	1,138,304
Mack-Cali Realty Corp.	26,485	627,959
Medical Properties Trust, Inc.	108,926	1,430,198
National Retail Properties, Inc.	44,630	1,859,286
Omega Healthcare Investors, Inc. (a)	58,895	1,879,339
Potlatch Corp.	11,953	609,603
Quality Care Properties, Inc. *	27,800	430,900
Rayonier, Inc.	38,552	1,113,767
Sabra Health Care REIT, Inc.	52,525	1,152,398
Senior Housing Properties Trust	71,085	1,389,712
Tanger Factory Outlet Centers, Inc.	28,376	692,942
Taubman Centers, Inc.	18,162	902,651
Uniti Group, Inc.	49,418	724,468
Urban Edge Properties	31,166	751,724
Washington Prime Group, Inc.	54,635	455,110
Weingarten Realty Investors	35,786	1,135,848
		46,500,599

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	11,458	1,254,078
Sprouts Farmers Market, Inc. *	37,781	709,149
United Natural Foods, Inc. *	14,911	620,149
		2,583,376

Food Products - 2.5%

Dean Foods Co.	27,278	296,785
Flowers Foods, Inc.	55,099	1,036,412
Hain Celestial Group, Inc. (The) *	30,957	1,273,881
Ingredion, Inc.	21,451	2,587,849
Lamb Weston Holdings, Inc.	43,799	2,053,735
Lancaster Colony Corp.	5,741	689,609
Post Holdings, Inc. *	19,830	1,750,394
Sanderson Farms, Inc.	6,000	969,120
Snyder’s-Lance, Inc.	25,737	981,609
Tootsie Roll Industries, Inc. (a)	5,641	214,358
TreeHouse Foods, Inc. *	17,039	1,154,051
		13,007,803

Gas Utilities - 2.1%
Atmos Energy Corp.	31,782	2,664,603
National Fuel Gas Co.	25,561	1,447,008
New Jersey Resources Corp.	25,867	1,090,294
ONE Gas, Inc.	15,695	1,155,780
Southwest Gas Holdings, Inc.	14,232	1,104,688
UGI Corp.	51,807	2,427,676
WGL Holdings, Inc.	15,327	1,290,533
		11,180,582

Health Care Equipment & Supplies - 2.9%
ABIOMED, Inc. *	12,554	2,116,604
Globus Medical, Inc., Class A *	21,203	630,153
Halyard Health, Inc. *	13,758	619,523
Hill-Rom Holdings, Inc.	19,741	1,460,834
LivaNova plc *	12,993	910,290
Masimo Corp. *	14,318	1,239,366
NuVasive, Inc. *	15,161	840,829
STERIS plc	25,416	2,246,775
Teleflex, Inc.	13,461	3,257,158
West Pharmaceutical Services, Inc.	22,174	2,134,469
		15,456,001

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. *	24,475	1,168,926
HealthSouth Corp.	29,404	1,362,875
LifePoint Health, Inc. *	12,080	699,432
Mednax, Inc. *	28,037	1,208,956
Molina Healthcare, Inc. *	13,179	906,188
Owens & Minor, Inc.	17,993	525,396
Tenet Healthcare Corp. *(a)	24,149	396,768
WellCare Health Plans, Inc. *	13,315	2,286,718
		8,555,259

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. *	53,213	757,221
Medidata Solutions, Inc. *	17,530	1,368,392
		2,125,613

Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	14,409	459,071
Buffalo Wild Wings, Inc. *	4,766	503,766
Cheesecake Factory, Inc. (The)	13,296	560,027
Churchill Downs, Inc.	3,858	795,520
Cracker Barrel Old Country Store, Inc.	7,195	1,090,906
Domino’s Pizza, Inc.	14,391	2,857,333
Dunkin’ Brands Group, Inc.	27,040	1,435,283
ILG, Inc.	31,815	850,415
International Speedway Corp., Class A	7,464	268,704
Jack in the Box, Inc.	8,817	898,629
Papa John’s International, Inc.	7,801	570,019
Six Flags Entertainment Corp.	24,000	1,462,560
Texas Roadhouse, Inc.	19,314	949,090
Wendy’s Co. (The)	54,713	849,693
		13,551,016

Household Durables - 1.8%
CalAtlantic Group, Inc.	22,859	837,325
Helen of Troy Ltd. *	8,158	790,510
KB Home	24,515	591,302
NVR, Inc. *	1,043	2,977,765
Tempur Sealy International, Inc. *	13,797	890,182
Toll Brothers, Inc.	45,583	1,890,327
TRI Pointe Group, Inc. *	45,348	626,256
Tupperware Brands Corp.	15,180	938,428
		9,542,095

Household Products - 0.2%
Energizer Holdings, Inc.	18,257	840,735

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	18,929	1,898,389

Insurance - 4.1%
Alleghany Corp. *	4,620	2,559,526
American Financial Group, Inc.	20,573	2,128,277
Aspen Insurance Holdings Ltd.	17,951	725,220
Brown & Brown, Inc.	34,799	1,676,964
CNO Financial Group, Inc.	50,557	1,180,000
First American Financial Corp.	33,001	1,649,060
Genworth Financial, Inc., Class A *	146,928	565,673
Hanover Insurance Group, Inc. (The)	12,770	1,237,796
Kemper Corp.	14,665	777,245
Mercury General Corp.	10,757	609,814
Old Republic International Corp.	73,357	1,444,399
Primerica, Inc.	13,472	1,098,642
Reinsurance Group of America, Inc.	19,269	2,688,604
RenaissanceRe Holdings Ltd.	12,070	1,631,140
WR Berkley Corp.	28,709	1,916,039

		21,888,399

Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	9,731	379,995

Internet Software & Services - 0.6%
Cars.com, Inc. *	21,050	560,141
j2 Global, Inc.	14,422	1,065,497
LogMeIn, Inc.	15,765	1,734,938
		3,360,576

IT Services - 3.2%
Acxiom Corp. *	23,823	586,999
Broadridge Financial Solutions, Inc.	34,901	2,820,699
Convergys Corp.	27,846	720,933
CoreLogic, Inc. *	25,329	1,170,706
DST Systems, Inc.	18,131	995,029
Jack Henry & Associates, Inc.	23,237	2,388,531
Leidos Holdings, Inc.	42,590	2,522,180
MAXIMUS, Inc.	19,398	1,251,171
Sabre Corp.	62,496	1,131,178
Science Applications International Corp.	12,935	864,705
Teradata Corp. *	37,728	1,274,829
WEX, Inc. *	11,956	1,341,702
		17,068,662

Leisure Products - 0.6%
Brunswick Corp.	26,725	1,495,798
Polaris Industries, Inc.	17,531	1,834,269
		3,330,067

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A *	6,027	1,339,320
Bio-Techne Corp.	11,172	1,350,583
Charles River Laboratories International, Inc. *	14,256	1,539,933
INC Research Holdings, Inc., Class A *	16,776	877,385
PAREXEL International Corp. *	15,312	1,348,681
		6,455,902

Machinery - 4.8%
AGCO Corp.	19,759	1,457,621
Crane Co.	15,136	1,210,729
Donaldson Co., Inc.	39,532	1,816,100
Graco, Inc.	16,779	2,075,395
IDEX Corp.	22,835	2,773,768
ITT, Inc.	26,533	1,174,616
Kennametal, Inc.	24,106	972,436
Lincoln Electric Holdings, Inc.	18,508	1,696,813
Nordson Corp.	15,200	1,801,200
Oshkosh Corp.	22,382	1,847,410
Terex Corp.	25,458	1,146,119

Timken Co. (The)	20,526	996,537
Toro Co. (The)	32,194	1,997,960
Trinity Industries, Inc.	45,538	1,452,662
Wabtec Corp. (a)	25,597	1,938,973
Woodward, Inc.	16,536	1,283,359
		25,641,698

Marine - 0.2%
Kirby Corp. *	16,161	1,065,818

Media - 1.5%
AMC Networks, Inc., Class A *	15,633	914,061
Cable One, Inc.	1,405	1,014,579
Cinemark Holdings, Inc.	31,704	1,148,002
John Wiley & Sons, Inc., Class A	13,483	721,340
Live Nation Entertainment, Inc. *	39,970	1,740,693
Meredith Corp.	11,818	655,899
New York Times Co., (The), Class A	37,668	738,293
TEGNA, Inc.	64,254	856,506
		7,789,373

Metals & Mining - 2.0%
Allegheny Technologies, Inc. *	32,063	766,306
Carpenter Technology Corp.	13,773	661,517
Commercial Metals Co.	34,067	648,295
Compass Minerals International, Inc. (a)	9,963	646,599
Reliance Steel & Aluminum Co.	21,810	1,661,268
Royal Gold, Inc.	19,553	1,682,340
Steel Dynamics, Inc.	71,877	2,477,600
United States Steel Corp.	52,267	1,341,171
Worthington Industries, Inc.	13,412	616,952
		10,502,048

Multi-Utilities - 1.0%
Black Hills Corp.	15,999	1,101,851
MDU Resources Group, Inc.	58,445	1,516,648
NorthWestern Corp.	14,524	826,997
Vectren Corp.	24,824	1,632,674
		5,078,170

Multiline Retail - 0.2%
Big Lots, Inc.	13,136	703,695
Dillard’s, Inc., Class A (a)	6,465	362,493
		1,066,188

Oil, Gas & Consumable Fuels - 2.4%
Callon Petroleum Co. *	60,241	677,109
CONSOL Energy, Inc. *	60,435	1,023,769
Energen Corp. *	29,047	1,588,290
Gulfport Energy Corp. *	49,307	707,062
HollyFrontier Corp.	53,073	1,909,036

Matador Resources Co. *(a)	27,200	738,480
Murphy Oil Corp.	48,415	1,285,902
PBF Energy, Inc., Class A (a)	32,867	907,458
QEP Resources, Inc. *	70,632	605,316
SM Energy Co.	30,671	544,104
Southwestern Energy Co. *	151,382	924,944
World Fuel Services Corp.	20,615	699,055
WPX Energy, Inc. *	118,983	1,368,304
		12,978,829

Paper & Forest Products - 0.4%
Domtar Corp.	18,450	800,545
Louisiana-Pacific Corp. *	43,388	1,174,947
		1,975,492

Personal Products - 0.5%
Avon Products, Inc. *	129,114	300,835
Edgewell Personal Care Co. *	17,183	1,250,407
Nu Skin Enterprises, Inc., Class A	14,864	913,839
		2,465,081

Pharmaceuticals - 0.9%
Akorn, Inc. *	28,073	931,743
Catalent, Inc. *	39,194	1,564,625
Endo International plc *	60,218	515,767
Mallinckrodt plc *	29,065	1,086,159
Prestige Brands Holdings, Inc. *	15,881	795,479
		4,893,773

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	11,041	1,285,283
Manpowergroup, Inc.	19,940	2,349,331
		3,634,614

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	13,552	1,673,672

Road & Rail - 1.7%
Avis Budget Group, Inc. *	21,794	829,480
Genesee & Wyoming, Inc., Class A *	18,411	1,362,598
Knight-Swift Transportation Holdings, Inc. *	38,248	1,589,204
Landstar System, Inc.	12,546	1,250,209
Old Dominion Freight Line, Inc.	20,490	2,256,154
Ryder System, Inc.	16,028	1,355,167
Werner Enterprises, Inc.	13,629	498,140
		9,140,952

Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. *	19,276	1,027,796
Cree, Inc. *	28,714	809,448
Cypress Semiconductor Corp.	99,628	1,496,413

First Solar, Inc. *	24,405	1,119,701
Integrated Device Technology, Inc. *	39,986	1,062,828
Microsemi Corp. *	34,556	1,778,943
Monolithic Power Systems, Inc.	11,361	1,210,515
Silicon Laboratories, Inc. *	12,749	1,018,645
Synaptics, Inc. *	10,266	402,222
Teradyne, Inc.	59,536	2,220,097
Versum Materials, Inc.	32,600	1,265,532
		13,412,140

Software - 3.3%
ACI Worldwide, Inc. *	35,324	804,681
Blackbaud, Inc.	14,401	1,264,408
CDK Global, Inc.	39,436	2,488,017
Commvault Systems, Inc. *	12,549	762,979
Fair Isaac Corp.	9,156	1,286,418
Fortinet, Inc. *	45,293	1,623,301
Manhattan Associates, Inc. *	20,753	862,702
PTC, Inc. *	34,570	1,945,600
Take-Two Interactive Software, Inc. *	31,921	3,263,284
Tyler Technologies, Inc. *	10,395	1,812,056
Ultimate Software Group, Inc. (The) *	8,491	1,609,894
		17,723,340

Specialty Retail - 1.8%
Aaron’s, Inc.	18,774	819,110
American Eagle Outfitters, Inc.	50,398	720,691
AutoNation, Inc. *	19,537	927,226
Bed Bath & Beyond, Inc.	43,300	1,016,251
Dick’s Sporting Goods, Inc.	25,322	683,947
GameStop Corp., Class A	30,031	620,440
Michaels Cos., Inc. (The) *	33,027	709,090
Murphy USA, Inc. *	10,225	705,525
Office Depot, Inc.	154,605	701,907
Sally Beauty Holdings, Inc. *	39,366	770,786
Urban Outfitters, Inc. *	24,341	581,750
Williams-Sonoma, Inc.	23,824	1,187,865
		9,444,588

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. *	34,103	456,639
Diebold Nixdorf, Inc. (a)	22,240	508,184
NCR Corp. *	36,269	1,360,813
		2,325,636

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	14,327	1,414,792
Deckers Outdoor Corp. *	9,415	644,080
Skechers U.S.A., Inc., Class A *	40,036	1,004,503
		3,063,375

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	146,350	1,886,452
Washington Federal, Inc.	26,316	885,533
		2,771,985

Trading Companies & Distributors - 0.7%
GATX Corp.	11,615	715,019
MSC Industrial Direct Co., Inc., Class A	13,492	1,019,591
NOW, Inc. *	31,682	437,528
Watsco, Inc.	9,096	1,465,093
		3,637,231

Water Utilities - 0.3%
Aqua America, Inc.	53,148	1,763,982

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	27,489	766,668

Total Common Stocks (Cost $406,454,008)		503,706,879

EXCHANGE-TRADED FUNDS - 2.1%
SPDR S&P MidCap 400 ETF Trust	35,000	11,421,550

Total Exchange-Traded Funds (Cost $10,595,651)		11,421,550

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 1.08%, 3/1/18 ^	1,500,000	1,493,014

Total U.S. Treasury Obligations (Cost $1,493,205)		1,493,014

TIME DEPOSIT - 3.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	16,831,463	16,831,463

Total Time Deposit (Cost $16,831,463)		16,831,463

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	6,574,135	6,574,135

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,574,135)		6,574,135

TOTAL INVESTMENTS (Cost $441,948,462) - 101.8%		540,027,041
Other assets and liabilities, net - (1.8%)		(9,776,867)
NET ASSETS - 100.0%		530,250,174

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $6,399,499 as of September 30, 2017.
(b) Represents an investment in an affiliate effective December 31, 2016 due to the issuer’s affiliation with the Portfolio’s investment adviser.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3.

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	96	12/17	$17,238,720	$546,680

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $546,680.
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2017, the value of the Portfolio’s investment in affiliated companies was $1,698,723, which represents 0.32% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended September 30, 2017 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	34,181	575	(348)	34,408	$1,698,723	$28,678	$9,336	$—	$246,038
TOTALS					$1,698,723	$28,678	$9,336	$—	$246,038

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$503,706,879	*	$—	$—	$503,706,879
Exchange-Traded Funds	11,421,550		—	—	11,421,550
U.S. Treasury Obligations	—		1,493,014	—	1,493,014
Time Deposit	—		16,831,463	—	16,831,463
Short Term Investment of Cash Collateral for Securities Loaned	6,574,135		—	—	6,574,135
TOTAL	$521,702,564		$18,324,477	$—	$540,027,041

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts**	$546,680		$—	$—	$546,680

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.6%
Aerospace & Defense - 1.4%
AAR Corp.	2,738	103,442
Aerojet Rocketdyne Holdings, Inc. *	6,071	212,546
Aerovironment, Inc. *	1,707	92,383
Astronics Corp. *	1,883	56,019
Axon Enterprise, Inc. *	4,509	102,219
Cubic Corp.	2,177	111,027
Curtiss-Wright Corp.	3,802	397,461
DigitalGlobe, Inc. *	5,454	192,253
Ducommun, Inc. *	914	29,294
Engility Holdings, Inc. *	1,480	51,326
Esterline Technologies Corp. *	2,299	207,255
KeyW Holding Corp. (The) *(a)	3,749	28,530
KLX, Inc. *	4,563	241,520
Kratos Defense & Security Solutions, Inc. *	6,290	82,273
Mercury Systems, Inc. *	4,114	213,434
Moog, Inc., Class A *	2,761	230,350
National Presto Industries, Inc.	420	44,709
Sparton Corp. *	882	20,471
Triumph Group, Inc.	4,259	126,705
Vectrus, Inc. *	813	25,073
Wesco Aircraft Holdings, Inc. *	4,699	44,171
		2,612,461

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	5,010	121,944
Atlas Air Worldwide Holdings, Inc. *	1,930	126,994
Echo Global Logistics, Inc. *	2,286	43,091
Forward Air Corp.	2,636	150,858
Hub Group, Inc., Class A *	2,896	124,383
Radiant Logistics, Inc. *	2,087	11,082
		578,352

Airlines - 0.3%
Allegiant Travel Co.	1,141	150,270
Hawaiian Holdings, Inc. *	4,555	171,040
SkyWest, Inc.	4,455	195,574
		516,884

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. *	7,128	125,310
Cooper Tire & Rubber Co.	4,543	169,908
Cooper-Standard Holding, Inc. *	1,540	178,594
Dana, Inc.	12,507	349,696
Dorman Products, Inc. *	2,405	172,246

Fox Factory Holding Corp. *	3,076	132,575
Gentherm, Inc. *	3,149	116,985
Horizon Global Corp. *	2,240	39,514
LCI Industries	2,128	246,529
Modine Manufacturing Co. *	4,047	77,905
Motorcar Parts of America, Inc. *	1,400	41,244
Shiloh Industries, Inc. *	764	7,946
Standard Motor Products, Inc.	1,855	89,504
Stoneridge, Inc. *	2,174	43,067
Superior Industries International, Inc.	1,957	32,584
Tenneco, Inc.	4,688	284,421
Tower International, Inc.	1,846	50,211
VOXX International Corp. *	1,760	15,048
		2,173,287

Automobiles - 0.1%
Winnebago Industries, Inc.	2,766	123,778

Banks - 9.7%
1st Source Corp.	1,262	64,110
Access National Corp.	1,047	30,007
ACNB Corp.	464	12,853
Allegiance Bancshares, Inc. *	856	31,501
American National Bankshares, Inc.	705	29,046
Ameris Bancorp	3,188	153,024
Ames National Corp.	756	22,567
Arrow Financial Corp.	1,064	36,548
Atlantic Capital Bancshares, Inc. *	1,833	33,269
Banc of California, Inc.	3,886	80,634
BancFirst Corp.	1,474	83,649
Banco Latinoamericano de Comercio Exterior S.A.	2,614	76,956
Bancorp, Inc. (The) *	4,384	36,256
BancorpSouth, Inc.	7,480	239,734
Bank of Commerce Holdings	1,360	15,640
Bank of Marin Bancorp	545	37,332
Bank of NT Butterfield & Son Ltd. (The)	4,723	173,051
Bankwell Financial Group, Inc.	446	16,475
Banner Corp.	2,893	177,283
Bar Harbor Bankshares	1,146	35,939
BCB Bancorp, Inc.	832	11,606
Berkshire Hills Bancorp, Inc.	3,404	131,905
Blue Hills Bancorp, Inc.	1,921	36,883
Boston Private Financial Holdings, Inc.	7,071	117,025
Bridge Bancorp, Inc.	1,543	52,385
Brookline Bancorp, Inc.	6,592	102,176
Bryn Mawr Bank Corp.	1,427	62,503
Byline Bancorp, Inc. *	564	11,991
C&F Financial Corp.	251	13,805
Cadence BanCorp *	765	17,534
California First National Bancorp	183	3,312
Camden National Corp.	1,318	57,518

Capital Bank Financial Corp., Class A	2,553	104,801
Capital City Bank Group, Inc.	1,232	29,580
Capstar Financial Holdings, Inc. *	756	14,802
Carolina Financial Corp.	1,263	45,316
Cathay General Bancorp	6,414	257,843
CenterState Bank Corp.	4,735	126,898
Central Pacific Financial Corp.	2,617	84,215
Central Valley Community Bancorp	682	15,209
Century Bancorp, Inc., Class A	277	22,188
Chemical Financial Corp.	6,225	325,318
Chemung Financial Corp.	245	11,540
Citizens & Northern Corp.	1,125	27,630
City Holding Co.	1,332	95,784
Civista Bancshares, Inc.	871	19,458
CNB Financial Corp.	1,282	35,024
CoBiz Financial, Inc.	2,995	58,822
Codorus Valley Bancorp, Inc.	631	19,378
Columbia Banking System, Inc.	5,015	211,182
Commerce Union Bancshares, Inc.	609	14,117
Community Bank System, Inc.	4,311	238,183
Community Bankers Trust Corp. *	1,884	17,333
Community Financial Corp. (The)	347	12,273
Community Trust Bancorp, Inc.	1,316	61,194
ConnectOne Bancorp, Inc.	2,307	56,752
County Bancorp, Inc.	375	11,269
CU Bancorp *	1,297	50,291
Customers Bancorp, Inc. *	2,287	74,602
CVB Financial Corp.	8,737	211,173
DNB Financial Corp.	272	9,574
Eagle Bancorp, Inc. *	2,641	177,079
Enterprise Bancorp, Inc.	790	28,685
Enterprise Financial Services Corp.	1,978	83,768
Equity Bancshares, Inc., Class A *	935	33,267
Evans Bancorp, Inc.	406	17,539
Farmers & Merchants Bancorp, Inc.	778	28,358
Farmers Capital Bank Corp.	578	24,305
Farmers National Banc Corp.	1,937	29,152
FB Financial Corp. *	1,109	41,831
FCB Financial Holdings, Inc., Class A *	3,091	149,295
Fidelity Southern Corp.	1,909	45,129
Financial Institutions, Inc.	1,134	32,659
First Bancorp / Southern Pines N.C.	2,149	73,947
First Bancorp, Inc. / ME	691	20,944
First BanCorp. / Puerto Rico *	16,374	83,835
First Bancshares, Inc. (The)	746	22,492
First Busey Corp.	3,274	102,673
First Business Financial Services, Inc.	708	16,107
First Citizens BancShares, Inc., Class A	655	244,898
First Commonwealth Financial Corp.	8,496	120,048
First Community Bancshares, Inc. / VA	1,464	42,617
First Connecticut Bancorp, Inc.	1,089	29,131

First Financial Bancorp	5,410	141,471
First Financial Bankshares, Inc. (a)	5,513	249,188
First Financial Corp. / IN	780	37,128
First Financial Northwest, Inc.	708	12,029
First Foundation, Inc. *	2,056	36,782
First Guaranty Bancshares, Inc.	342	9,213
First Internet Bancorp	405	13,082
First Interstate BancSystem, Inc., Class A	2,122	81,166
First Merchants Corp.	3,519	151,071
First Mid-Illinois Bancshares, Inc.	882	33,869
First Midwest Bancorp, Inc.	8,833	206,869
First Northwest Bancorp *	864	14,774
First of Long Island Corp. (The)	2,051	62,453
Flushing Financial Corp.	2,270	67,464
FNB Bancorp	466	15,807
Franklin Financial Network, Inc. *	950	33,868
Fulton Financial Corp.	14,857	278,569
German American Bancorp, Inc.	1,728	65,716
Glacier Bancorp, Inc.	6,584	248,612
Great Southern Bancorp, Inc.	940	52,311
Great Western Bancorp, Inc.	5,101	210,569
Green Bancorp, Inc. *	1,638	38,739
Guaranty Bancorp	2,062	57,324
Guaranty Bancshares, Inc.	177	5,662
Hancock Holding Co.	7,187	348,210
Hanmi Financial Corp.	2,767	85,639
HarborOne Bancorp, Inc. *	1,232	23,174
Heartland Financial USA, Inc.	2,156	106,506
Heritage Commerce Corp.	3,178	45,223
Heritage Financial Corp.	2,334	68,853
Hilltop Holdings, Inc.	6,480	168,480
Home BancShares, Inc.	13,481	339,987
HomeTrust Bancshares, Inc. *	1,500	38,475
Hope Bancorp, Inc.	11,083	196,280
Horizon Bancorp	1,870	54,548
Howard Bancorp, Inc. *	773	16,156
IBERIABANK Corp.	4,301	353,327
Independent Bank Corp.	1,586	35,923
Independent Bank Corp./Rockland	2,235	166,843
Independent Bank Group, Inc.	1,550	93,465
International Bancshares Corp.	4,729	189,633
Investar Holding Corp.	717	17,280
Investors Bancorp, Inc.	22,769	310,569
Lakeland Bancorp, Inc.	3,940	80,376
Lakeland Financial Corp.	2,121	103,335
LCNB Corp.	686	14,372
LegacyTexas Financial Group, Inc.	4,150	165,668
Live Oak Bancshares, Inc.	1,938	45,446
Macatawa Bank Corp.	2,061	21,146
MainSource Financial Group, Inc.	2,169	77,780
MB Financial, Inc.	7,115	320,317

MBT Financial Corp.	1,386	15,177
Mercantile Bank Corp.	1,239	43,241
Middlefield Banc Corp. (a)	230	10,603
Midland States Bancorp, Inc.	1,164	36,876
MidSouth Bancorp, Inc.	780	9,399
MidWestOne Financial Group, Inc.	980	33,085
MutualFirst Financial, Inc.	424	16,303
National Bank Holdings Corp., Class A	2,041	72,843
National Bankshares, Inc. (a)	531	23,868
National Commerce Corp. *	924	39,547
NBT Bancorp, Inc.	3,663	134,505
Nicolet Bankshares, Inc. *	785	45,161
Northeast Bancorp	637	16,658
Northrim BanCorp, Inc.	525	18,349
Norwood Financial Corp.	502	15,321
OFG Bancorp	3,440	31,476
Ohio Valley Banc Corp.	358	13,031
Old Line Bancshares, Inc.	652	18,256
Old National Bancorp	11,477	210,029
Old Point Financial Corp.	318	10,303
Old Second Bancorp, Inc.	2,274	30,585
Opus Bank	1,820	43,680
Orrstown Financial Services, Inc.	576	14,342
Pacific Continental Corp.	1,903	51,286
Pacific Mercantile Bancorp *	1,193	10,916
Pacific Premier Bancorp, Inc. *	3,441	129,898
Paragon Commercial Corp. *	369	20,834
Park National Corp.	1,149	124,081
Park Sterling Corp.	3,952	49,084
Parke Bancorp, Inc.	502	11,144
Peapack Gladstone Financial Corp.	1,336	45,077
Penns Woods Bancorp, Inc.	415	19,285
People's Utah Bancorp	1,012	32,839
Peoples Bancorp of North Carolina, Inc.	371	13,215
Peoples Bancorp, Inc.	1,418	47,631
Peoples Financial Services Corp.	676	32,313
Preferred Bank / Los Angeles	1,057	63,790
Premier Financial Bancorp, Inc.	729	15,885
QCR Holdings, Inc.	901	40,995
Renasant Corp.	3,792	162,677
Republic Bancorp, Inc., Class A	907	35,273
Republic First Bancorp, Inc. *	4,071	37,657
S&T Bancorp, Inc.	2,878	113,911
Sandy Spring Bancorp, Inc.	2,071	85,822
Seacoast Banking Corp. of Florida *	3,509	83,830
ServisFirst Bancshares, Inc.	3,980	154,623
Shore Bancshares, Inc.	977	16,267
Sierra Bancorp	987	26,797
Simmons First National Corp., Class A	2,531	146,545
SmartFinancial, Inc. *	629	15,134
South State Corp.	2,537	228,457

Southern First Bancshares, Inc. *	447	16,248
Southern National Bancorp of Virginia, Inc.	1,573	26,725
Southside Bancshares, Inc.	2,275	82,719
Southwest Bancorp, Inc.	1,698	46,780
State Bank Financial Corp.	3,294	94,373
Sterling Bancorp / DE	11,575	285,324
Stock Yards Bancorp, Inc.	1,843	70,034
Summit Financial Group, Inc.	649	16,653
Sun Bancorp, Inc.	943	23,434
Sunshine Bancorp, Inc. *	647	15,036
Texas Capital Bancshares, Inc. *	4,248	364,478
Tompkins Financial Corp.	1,253	107,933
TowneBank	4,827	161,704
TriCo Bancshares	1,576	64,222
TriState Capital Holdings, Inc. *	1,979	45,319
Triumph Bancorp, Inc. *	1,493	48,149
Trustmark Corp.	5,825	192,924
Two River Bancorp	632	12,526
UMB Financial Corp.	3,878	288,872
Umpqua Holdings Corp.	18,851	367,783
Union Bankshares Corp.	3,789	133,752
Union Bankshares, Inc.	303	14,665
United Bankshares, Inc.	8,564	318,153
United Community Banks, Inc.	6,061	172,981
United Security Bancshares	1,143	10,859
Unity Bancorp, Inc.	677	13,405
Univest Corp. of Pennsylvania	2,279	72,928
Valley National Bancorp	22,683	273,330
Veritex Holdings, Inc. *	1,378	37,151
Washington Trust Bancorp, Inc.	1,232	70,532
WashingtonFirst Bankshares, Inc.	661	23,525
WesBanco, Inc.	3,697	151,651
West BanCorp., Inc.	1,387	33,843
Westamerica BanCorp. (a)	2,132	126,939
Wintrust Financial Corp.	4,721	369,702
Xenith Bankshares, Inc. *	630	20,475
		18,217,803

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *(a)	762	119,024
Castle Brands, Inc. *	7,620	10,211
Coca-Cola Bottling Co. Consolidated	413	89,105
Craft Brew Alliance, Inc. *	855	15,005
MGP Ingredients, Inc.	1,083	65,662
National Beverage Corp.	989	122,686
Primo Water Corp. *	1,645	19,493
		441,186

Biotechnology - 5.8%
Abeona Therapeutics, Inc. *	2,125	36,231
Acceleron Pharma, Inc. *	2,813	104,981

Achaogen, Inc. *	2,546	40,609
Achillion Pharmaceuticals, Inc. *	10,118	45,430
Acorda Therapeutics, Inc. *	3,713	87,812
Adamas Pharmaceuticals, Inc. *	1,301	27,542
Aduro Biotech, Inc. *	3,574	38,063
Advaxis, Inc. *(a)	3,095	12,937
Agenus, Inc. *	5,577	24,595
Aimmune Therapeutics, Inc. *(a)	3,089	76,576
Akebia Therapeutics, Inc. *	3,813	75,002
Alder Biopharmaceuticals, Inc. *	5,401	66,162
AMAG Pharmaceuticals, Inc. *	3,012	55,571
Amicus Therapeutics, Inc. *	14,057	211,980
AnaptysBio, Inc. *	1,021	35,684
Anavex Life Sciences Corp. *	2,544	10,532
Ardelyx, Inc. *	2,393	13,401
Arena Pharmaceuticals, Inc. *	3,350	85,425
Array BioPharma, Inc. *	15,148	186,320
Asterias Biotherapeutics, Inc. *	815	2,771
Atara Biotherapeutics, Inc. *(a)	1,810	29,956
Athenex, Inc. *	594	10,401
Athersys, Inc. *	5,933	12,222
Audentes Therapeutics, Inc. *	1,339	37,505
Avexis, Inc. *	2,112	204,294
Axovant Sciences Ltd. *	2,625	18,060
Bellicum Pharmaceuticals, Inc. *(a)	2,385	27,547
BioCryst Pharmaceuticals, Inc. *	6,697	35,092
Biohaven Pharmaceutical Holding Co., Ltd. *	878	32,820
BioSpecifics Technologies Corp. *	496	23,074
BioTime, Inc. *	6,005	17,054
Bluebird Bio, Inc. *	3,850	528,797
Blueprint Medicines Corp. *	3,410	237,575
Calithera Biosciences, Inc. *	2,688	42,336
Calyxt, Inc. *	700	17,143
Cara Therapeutics, Inc. *	2,345	32,103
Cascadian Therapeutics, Inc. *	3,009	12,307
Catalyst Pharmaceuticals, Inc. *	6,280	15,826
Celldex Therapeutics, Inc. *(a)	10,350	29,601
ChemoCentryx, Inc. *	2,120	15,730
Chimerix, Inc. *	3,539	18,580
Clovis Oncology, Inc. *	3,725	306,940
Coherus Biosciences, Inc. *	3,367	44,949
Conatus Pharmaceuticals, Inc. *	2,246	12,331
Concert Pharmaceuticals, Inc. *	1,187	17,508
Corbus Pharmaceuticals Holdings, Inc. *	3,888	27,799
Corvus Pharmaceuticals, Inc. *	259	4,128
Curis, Inc. *	8,583	12,789
Cytokinetics, Inc. *	3,647	52,882
CytomX Therapeutics, Inc. *	2,550	46,334
Dynavax Technologies Corp. *	5,186	111,499
Eagle Pharmaceuticals, Inc. *	747	44,551
Edge Therapeutics, Inc. *	1,743	18,702

Editas Medicine, Inc. *	2,967	71,238
Emergent BioSolutions, Inc. *	2,888	116,820
Enanta Pharmaceuticals, Inc. *	1,235	57,798
Epizyme, Inc. *	3,242	61,760
Esperion Therapeutics, Inc. *	1,310	65,657
Exact Sciences Corp. *	10,005	471,436
Fate Therapeutics, Inc. *	3,346	13,250
FibroGen, Inc. *	5,718	307,628
Five Prime Therapeutics, Inc. *	2,330	95,320
Flexion Therapeutics, Inc. *(a)	2,249	54,381
Fortress Biotech, Inc. *	2,656	11,740
Foundation Medicine, Inc. *	1,258	50,572
G1 Therapeutics, Inc. *	670	16,676
Genocea Biosciences, Inc. *	2,514	3,670
Genomic Health, Inc. *	1,734	55,644
Geron Corp. *(a)	13,372	29,151
Global Blood Therapeutics, Inc. *	3,241	100,633
Halozyme Therapeutics, Inc. *	10,168	176,618
Heron Therapeutics, Inc. *	3,544	57,236
Idera Pharmaceuticals, Inc. *(a)	7,586	16,917
Ignyta, Inc. *	4,386	54,167
Immune Design Corp. *	874	9,046
ImmunoGen, Inc. *(a)	6,651	50,880
Immunomedics, Inc. *	8,214	114,832
Inovio Pharmaceuticals, Inc. *	6,941	44,006
Insmed, Inc. *	6,347	198,090
Insys Therapeutics, Inc. *	1,760	15,629
Intellia Therapeutics, Inc. *	1,245	30,938
Invitae Corp. *	3,417	32,017
Iovance Biotherapeutics, Inc. *	4,591	35,580
Ironwood Pharmaceuticals, Inc. *	11,821	186,417
Jounce Therapeutics, Inc. *(a)	1,233	19,210
Karyopharm Therapeutics, Inc. *	2,967	32,578
Keryx Biopharmaceuticals, Inc. *(a)	7,631	54,180
Kindred Biosciences, Inc. *	1,848	14,507
Kite Pharma, Inc. *	4,207	756,461
Kura Oncology, Inc. *	1,252	18,717
La Jolla Pharmaceutical Co. *	1,535	53,387
Lexicon Pharmaceuticals, Inc. *	3,782	46,481
Ligand Pharmaceuticals, Inc. *(a)	1,799	244,934
Loxo Oncology, Inc. *	1,947	179,358
MacroGenics, Inc. *	2,753	50,875
Madrigal Pharmaceuticals, Inc. *	355	15,968
Matinas BioPharma Holdings, Inc. *	4,634	6,117
MediciNova, Inc. *	2,314	14,740
Merrimack Pharmaceuticals, Inc. (a)	1,053	15,311
Mersana Therapeutics, Inc. *	330	5,706
MiMedx Group, Inc. *	8,619	102,394
Minerva Neurosciences, Inc. *	2,206	16,766
Miragen Therapeutics, Inc. *	1,109	10,147
Momenta Pharmaceuticals, Inc. *	6,446	119,251

Myriad Genetics, Inc. *	5,525	199,894
NantKwest, Inc. *	2,681	14,692
Natera, Inc. *	2,032	26,192
NewLink Genetics Corp. *	1,605	16,339
Novavax, Inc. *	20,685	23,581
Novelion Therapeutics, Inc. *	1,328	9,336
Nymox Pharmaceutical Corp. *	2,502	9,558
Oncocyte Corp. *	316	2,386
Organovo Holdings, Inc. *(a)	8,100	17,982
Otonomy, Inc. *	2,475	8,044
Ovid Therapeutics, Inc. *	443	3,797
PDL BioPharma, Inc. *	12,664	42,931
Pieris Pharmaceuticals, Inc. *	3,015	17,366
Portola Pharmaceuticals, Inc. *	4,704	254,157
Progenics Pharmaceuticals, Inc. *	5,871	43,211
Protagonist Therapeutics, Inc. *	514	9,082
Prothena Corp. plc *	3,249	210,438
PTC Therapeutics, Inc. *	3,416	68,354
Puma Biotechnology, Inc. *	2,522	302,009
Ra Pharmaceuticals, Inc. *	715	10,439
Radius Health, Inc. *(a)	3,266	125,904
Recro Pharma, Inc. *	1,196	10,740
REGENXBIO, Inc. *	2,416	79,607
Repligen Corp. *	3,200	122,624
Retrophin, Inc. *	3,127	77,831
Rigel Pharmaceuticals, Inc. *	10,390	26,391
Sage Therapeutics, Inc. *	3,034	189,018
Sangamo Therapeutics, Inc. *	7,067	106,005
Sarepta Therapeutics, Inc. *	5,161	234,103
Selecta Biosciences, Inc. *	1,029	18,779
Seres Therapeutics, Inc. *	1,389	22,280
Spark Therapeutics, Inc. *	2,290	204,176
Spectrum Pharmaceuticals, Inc. *	6,050	85,124
Stemline Therapeutics, Inc. *	1,313	14,574
Strongbridge Biopharma plc *	1,924	13,276
Syndax Pharmaceuticals, Inc. *	367	4,294
Synergy Pharmaceuticals, Inc. *	19,906	57,727
Syros Pharmaceuticals, Inc. *	1,098	16,163
TG Therapeutics, Inc. *(a)	4,260	50,481
Tocagen, Inc. *	737	9,183
Trevena, Inc. *	3,486	8,889
Ultragenyx Pharmaceutical, Inc. *	3,474	185,025
Vanda Pharmaceuticals, Inc. *	3,866	69,201
VBI Vaccines, Inc. *	1,904	7,330
Veracyte, Inc. *	1,394	12,225
Versartis, Inc. *	2,862	7,012
Voyager Therapeutics, Inc. *	1,240	25,532
vTv Therapeutics, Inc., Class A *	500	2,990
XBiotech, Inc. *	1,362	5,952
Xencor, Inc. *	3,040	69,677
ZIOPHARM Oncology, Inc. *	10,495	64,439

		10,935,234

Building Products - 1.2%
AAON, Inc.	3,489	120,283
Advanced Drainage Systems, Inc.	2,999	60,730
American Woodmark Corp. *	1,194	114,922
Apogee Enterprises, Inc.	2,452	118,334
Armstrong Flooring, Inc. *	1,823	28,712
Builders FirstSource, Inc. *	8,495	152,825
Caesarstone Ltd. *	1,950	58,110
Continental Building Products, Inc. *	3,469	90,194
CSW Industrials, Inc. *	1,123	49,805
Gibraltar Industries, Inc. *	2,724	84,853
Griffon Corp.	2,639	58,586
Insteel Industries, Inc.	1,366	35,666
JELD-WEN Holding, Inc. *	4,665	165,701
Masonite International Corp. *	2,623	181,512
NCI Building Systems, Inc. *	3,510	54,756
Patrick Industries, Inc. *	1,421	119,506
PGT Innovations, Inc. *	3,685	55,091
Ply Gem Holdings, Inc. *	1,862	31,747
Quanex Building Products Corp.	3,015	69,194
Simpson Manufacturing Co., Inc.	3,585	175,808
Trex Co., Inc. *	2,548	229,498
Universal Forest Products, Inc.	1,712	168,050
		2,223,883

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	1,962	24,976
Artisan Partners Asset Management, Inc., Class A	3,911	127,499
Associated Capital Group, Inc., Class A	520	18,564
B. Riley Financial, Inc.	1,801	30,707
Cohen & Steers, Inc.	1,874	74,004
Cowen, Inc., Class A *	2,148	38,234
Diamond Hill Investment Group, Inc.	250	53,088
Donnelley Financial Solutions, Inc. *	2,855	61,554
Evercore, Inc., Class A	3,329	267,152
Fifth Street Asset Management, Inc.	520	2,028
Financial Engines, Inc.	5,140	178,615
GAIN Capital Holdings, Inc.	3,144	20,090
GAMCO Investors, Inc., Class A	342	10,178
Greenhill & Co., Inc.	2,260	37,516
Hamilton Lane, Inc., Class A	1,211	32,515
Houlihan Lokey, Inc.	2,134	83,503
INTL. FCStone, Inc. *	1,181	45,256
Investment Technology Group, Inc.	2,642	58,494
Ladenburg Thalmann Financial Services, Inc.	8,462	24,371
Medley Management, Inc., Class A	520	3,198
Moelis & Co., Class A	2,661	114,556
OM Asset Management plc	6,411	95,652
Oppenheimer Holdings, Inc., Class A	932	16,170

Piper Jaffray Cos.	1,194	70,864
PJT Partners, Inc., Class A	1,588	60,836
Pzena Investment Management, Inc., Class A	1,231	13,406
Safeguard Scientifics, Inc. *	1,902	25,392
Silvercrest Asset Management Group, Inc., Class A	548	7,973
Stifel Financial Corp.	5,853	312,901
Value Line, Inc.	91	1,603
Virtu Financial, Inc., Class A (a)	1,963	31,801
Virtus Investment Partners, Inc.	589	68,354
Waddell & Reed Financial, Inc., Class A (a)	6,858	137,640
Westwood Holdings Group, Inc.	603	40,564
Wins Finance Holdings, Inc. *(a)(b)	110	2,129
WisdomTree Investments, Inc. (a)	9,928	101,067
		2,292,450

Chemicals - 2.0%
A Schulman, Inc.	2,260	77,179
Advanced Emissions Solutions, Inc.	1,851	20,306
AdvanSix, Inc. *	2,631	104,582
AgroFresh Solutions, Inc. *	1,715	12,057
American Vanguard Corp.	2,506	57,387
Balchem Corp.	2,718	220,946
Calgon Carbon Corp.	4,068	87,055
Chase Corp.	627	69,848
Codexis, Inc. *	2,608	17,343
Core Molding Technologies, Inc.	645	14,151
Ferro Corp. *	7,188	160,292
Flotek Industries, Inc. *	4,728	21,985
FutureFuel Corp.	1,874	29,497
GCP Applied Technologies, Inc. *	6,126	188,068
Hawkins, Inc.	749	30,559
HB Fuller Co.	4,330	251,400
Ingevity Corp. *	3,679	229,827
Innophos Holdings, Inc.	1,613	79,344
Innospec, Inc.	2,039	125,704
Intrepid Potash, Inc. *	8,313	36,245
KMG Chemicals, Inc.	758	41,599
Koppers Holdings, Inc. *	1,811	83,578
Kraton Corp. *	2,418	97,784
Kronos Worldwide, Inc.	1,877	42,852
LSB Industries, Inc. *(a)	1,588	12,609
Minerals Technologies, Inc.	2,994	211,526
OMNOVA Solutions, Inc. *	3,910	42,815
PolyOne Corp.	7,010	280,610
Quaker Chemical Corp.	1,117	165,260
Rayonier Advanced Materials, Inc.	3,633	49,772
Sensient Technologies Corp.	3,846	295,834
Stepan Co.	1,696	141,887
Trecora Resources *	1,798	23,913
Tredegar Corp.	2,145	38,610
Trinseo S.A.	3,898	261,556

Tronox Ltd., Class A	5,438	114,742
Valhi, Inc.	1,474	3,582
		3,742,304

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	4,816	200,875
ACCO Brands Corp. *	9,496	113,002
Advanced Disposal Services, Inc. *	3,719	93,682
Aqua Metals, Inc. *	838	5,740
ARC Document Solutions, Inc. *	3,218	13,162
Brady Corp., Class A	3,952	149,978
Brink's Co. (The)	3,910	329,417
Casella Waste Systems, Inc., Class A *	3,332	62,642
CECO Environmental Corp.	2,281	19,297
CompX International, Inc.	124	1,891
Covanta Holding Corp.	10,291	152,821
Deluxe Corp.	4,224	308,183
Ennis, Inc.	2,271	44,625
Essendant, Inc.	2,957	38,944
Healthcare Services Group, Inc.	6,074	327,814
Heritage-Crystal Clean, Inc. *	1,244	27,057
Herman Miller, Inc.	5,172	185,675
HNI Corp.	3,915	162,355
Hudson Technologies, Inc. *	3,220	25,148
InnerWorkings, Inc. *	3,972	44,685
Interface, Inc.	5,588	122,377
Kimball International, Inc., Class B	2,797	55,297
Knoll, Inc.	4,151	83,020
LSC Communications, Inc.	2,936	48,473
Matthews International Corp., Class A	2,761	171,872
McGrath RentCorp	2,018	88,288
Mobile Mini, Inc.	3,826	131,806
MSA Safety, Inc.	2,926	232,646
Multi-Color Corp.	1,200	98,340
NL Industries, Inc. *	532	4,868
Quad/Graphics, Inc.	2,476	55,982
RR Donnelley & Sons Co.	6,159	63,438
SP Plus Corp. *	1,439	56,841
Steelcase, Inc., Class A	7,435	114,499
Team, Inc. *(a)	2,411	32,187
Tetra Tech, Inc.	4,992	232,378
UniFirst Corp.	1,305	197,707
US Ecology, Inc.	1,886	101,467
Viad Corp.	1,775	108,098
VSE Corp.	650	36,959
West Corp.	3,732	87,590
		4,431,126

Communications Equipment - 1.6%
Acacia Communications, Inc. *	1,623	76,443
ADTRAN, Inc.	4,115	98,760

Aerohive Networks, Inc. *	1,801	7,366
Applied Optoelectronics, Inc. *(a)	1,515	97,975
CalAmp Corp. *	3,105	72,191
Calix, Inc. *	3,092	15,615
Ciena Corp. *	12,389	272,186
Clearfield, Inc. *	1,022	13,899
Comtech Telecommunications Corp.	1,754	36,010
Digi International, Inc. *	2,313	24,518
EMCORE Corp. *	1,917	15,719
Extreme Networks, Inc. *	9,584	113,954
Finisar Corp. *	9,795	217,155
Harmonic, Inc. *	5,980	18,239
Infinera Corp. *	12,137	107,655
InterDigital, Inc.	2,993	220,734
KVH Industries, Inc. *	1,491	17,817
Lumentum Holdings, Inc. *	5,196	282,403
NETGEAR, Inc. *	2,797	133,137
NetScout Systems, Inc. *	7,378	238,678
Oclaro, Inc. *(a)	14,542	125,498
Plantronics, Inc.	2,867	126,779
Quantenna Communications, Inc. *	1,854	31,166
Sonus Networks, Inc. *	4,404	33,691
Ubiquiti Networks, Inc. *(a)	2,030	113,721
ViaSat, Inc. *	4,676	300,760
Viavi Solutions, Inc. *	20,264	191,697
		3,003,766

Construction & Engineering - 1.1%
Aegion Corp. *	2,830	65,882
Ameresco, Inc., Class A *	1,452	11,326
Argan, Inc.	1,155	77,674
Chicago Bridge & Iron Co. NV (a)	8,849	148,663
Comfort Systems USA, Inc.	3,203	114,347
Dycom Industries, Inc. *	2,639	226,637
EMCOR Group, Inc.	5,118	355,087
Granite Construction, Inc.	3,413	197,783
Great Lakes Dredge & Dock Corp. *	5,123	24,846
HC2 Holdings, Inc. *	3,578	18,892
IES Holdings, Inc. *	610	10,553
KBR, Inc.	11,969	214,006
Layne Christensen Co. *	1,411	17,708
MasTec, Inc. *	5,719	265,362
MYR Group, Inc. *	1,170	34,094
Northwest Pipe Co. *	837	15,920
NV5 Global, Inc. *	620	33,883
Orion Group Holdings, Inc. *	2,350	15,416
Primoris Services Corp.	3,477	102,293
Sterling Construction Co., Inc. *	2,268	34,542
Tutor Perini Corp. *	3,186	90,482
		2,075,396

Construction Materials - 0.2%
Forterra, Inc. *	1,612	7,254
Summit Materials, Inc., Class A *	9,400	301,082
United States Lime & Minerals, Inc.	156	13,104
US Concrete, Inc. *	1,337	102,013
		423,453

Consumer Finance - 0.6%
Elevate Credit, Inc. *	1,265	7,729
Encore Capital Group, Inc. *	2,107	93,340
Enova International, Inc. *	2,903	39,045
EZCORP, Inc., Class A *	4,319	41,031
FirstCash, Inc.	4,110	259,546
Green Dot Corp., Class A *	4,013	198,965
LendingClub Corp. *	28,408	173,005
Nelnet, Inc., Class A	1,738	87,769
PRA Group, Inc. *	3,981	114,056
Regional Management Corp. *	935	22,636
World Acceptance Corp. *	581	48,159
		1,085,281

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	129,432
Greif, Inc., Class B	446	28,655
Myers Industries, Inc.	1,882	39,428
UFP Technologies, Inc. *	499	14,022
		211,537

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,946	126,824
Weyco Group, Inc.	562	15,950
		142,774

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.	5,403	193,697
American Public Education, Inc. *	1,323	27,849
Ascent Capital Group, Inc., Class A *	1,027	13,392
Bridgepoint Education, Inc. *	1,306	12,538
Cambium Learning Group, Inc. *	1,013	6,716
Capella Education Co.	953	66,853
Career Education Corp. *	5,930	61,613
Carriage Services, Inc.	1,152	29,491
Chegg, Inc. *	8,114	120,412
Collectors Universe, Inc.	618	14,813
Grand Canyon Education, Inc. *	3,999	363,189
Houghton Mifflin Harcourt Co. *	9,080	109,414
K12, Inc. *	3,081	54,965
Laureate Education, Inc., Class A *	2,890	42,049
Liberty Tax, Inc.	395	5,688
Regis Corp. *	3,158	45,065
Sotheby's *	3,345	154,238

Strayer Education, Inc.	932	81,336
Weight Watchers International, Inc. *	2,458	107,046
		1,510,364

Diversified Financial Services - 0.1%
FNFV Group *	5,606	96,143
Marlin Business Services Corp.	795	22,856
NewStar Financial, Inc.	2,242	26,321
On Deck Capital, Inc. *	3,739	17,461
Tiptree, Inc., Class A	2,311	14,444
		177,225

Diversified Telecommunication Services - 0.6%
ATN International, Inc.	816	43,003
Cincinnati Bell, Inc. *	3,530	70,070
Cogent Communications Holdings, Inc.	3,590	175,551
Consolidated Communications Holdings, Inc.	5,584	106,543
Frontier Communications Corp.	6,905	81,410
General Communication, Inc., Class A *	2,256	92,022
Globalstar, Inc. *	38,992	63,557
Hawaiian Telcom Holdco, Inc. *	469	13,986
IDT Corp., Class B	1,313	18,487
Intelsat S.A. *	2,452	11,524
Iridium Communications, Inc. *(a)	7,357	75,777
Lumos Networks Corp. *	1,756	31,468
Ooma, Inc. *	1,488	15,698
ORBCOMM, Inc. *	5,583	58,454
pdvWireless, Inc. *(a)	1,002	29,860
Straight Path Communications, Inc., Class B *	834	150,679
Vonage Holdings Corp. *	16,504	134,343
Winsdtream Holdings, Inc. (a)	16,735	29,621
		1,202,053

Electric Utilities - 1.0%
ALLETE, Inc.	4,355	336,598
El Paso Electric Co.	3,491	192,878
Genie Energy Ltd., Class B	966	6,327
IDACORP, Inc.	4,347	382,232
MGE Energy, Inc.	3,021	195,157
Otter Tail Corp.	3,453	149,687
PNM Resources, Inc.	6,909	278,433
Portland General Electric Co.	7,614	347,503
Spark Energy, Inc., Class A	1,012	15,180
		1,903,995

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	12,214
Atkore International Group, Inc. *	2,881	56,208
AZZ, Inc.	2,237	108,942
Babcock & Wilcox Enterprises, Inc. *	4,296	14,306
Encore Wire Corp.	1,601	71,685

Energous Corp. *	1,155	14,622
EnerSys	3,764	260,356
Generac Holdings, Inc. *	5,185	238,147
General Cable Corp.	4,324	81,507
LSI Industries, Inc.	1,507	9,961
Plug Power, Inc. *	19,616	51,198
Powell Industries, Inc.	811	24,322
Preformed Line Products Co.	222	14,941
Revolution Lighting Technologies, Inc. *	1,081	7,026
Sunrun, Inc. *	7,461	41,409
Thermon Group Holdings, Inc. *	2,669	48,015
TPI Composites, Inc. *	906	20,240
Vicor Corp. *	1,707	40,285
Vivint Solar, Inc. *	1,800	6,120
		1,121,504

Electronic Equipment, Instruments & Components - 2.7%
Akoustis Technologies, Inc. *	762	4,968
Anixter International, Inc. *	2,505	212,925
AVX Corp.	3,566	65,008
Badger Meter, Inc.	2,464	120,736
Bel Fuse, Inc., Class B	968	30,202
Belden, Inc.	3,622	291,680
Benchmark Electronics, Inc. *	4,390	149,918
Control4 Corp. *	2,143	63,133
CTS Corp.	2,562	61,744
Daktronics, Inc.	2,960	31,287
Electro Scientific Industries, Inc. *	2,143	29,831
ePlus, Inc. *	1,064	98,367
Fabrinet *	3,011	111,588
FARO Technologies, Inc. *	1,341	51,293
Fitbit, Inc., Class A *	15,336	106,739
II-VI, Inc. *	5,140	211,511
Insight Enterprises, Inc. *	2,991	137,347
Iteris, Inc. *	2,069	13,759
Itron, Inc. *	2,889	223,753
KEMET Corp. *	4,012	84,774
Kimball Electronics, Inc. *	2,097	45,400
Knowles Corp. *	7,626	116,449
Littelfuse, Inc.	1,916	375,306
Maxwell Technologies, Inc. *	2,454	12,589
Mesa Laboratories, Inc.	233	34,792
Methode Electronics, Inc.	2,959	125,314
MicroVision, Inc. *	5,988	16,647
MTS Systems Corp.	1,475	78,839
Napco Security Technologies, Inc. *	1,045	10,136
Novanta, Inc. *	2,626	114,494
OSI Systems, Inc. *	1,512	138,151
Park Electrochemical Corp.	1,804	33,374
PC Connection, Inc.	756	21,312
PCM, Inc. *	881	12,334

Plexus Corp. *	2,880	161,510
Radisys Corp. *	2,776	3,803
Rogers Corp. *	1,584	211,115
Sanmina Corp. *	6,346	235,754
ScanSource, Inc. *	2,089	91,185
SYNNEX Corp.	2,525	319,438
Systemax, Inc.	1,000	26,430
Tech Data Corp. *	3,023	268,593
TTM Technologies, Inc. *	8,112	124,681
VeriFone Systems, Inc. *	9,780	198,338
Vishay Intertechnology, Inc.	11,785	221,558
Vishay Precision Group, Inc. *	1,011	24,668
		5,122,773

Energy Equipment & Services - 1.4%
Archrock, Inc.	6,010	75,425
Atwood Oceanics, Inc. *(a)	6,489	60,932
Basic Energy Services, Inc. *	1,528	29,490
Bristow Group, Inc.	2,689	25,142
C&J Energy Services, Inc. *	4,074	122,098
CARBO Ceramics, Inc. *	1,515	13,074
Diamond Offshore Drilling, Inc. *	5,679	82,345
Dril-Quip, Inc. *	3,326	146,843
Ensco plc, Class A	26,762	159,769
Era Group, Inc. *	1,735	19,415
Exterran Corp. *	2,624	82,945
Fairmount Santrol Holdings, Inc. *(a)	13,620	65,104
Forum Energy Technologies, Inc. *	6,058	96,322
Frank's International NV	4,375	33,775
Geospace Technologies Corp. *	1,271	22,649
Gulf Island Fabrication, Inc.	1,199	15,227
Helix Energy Solutions Group, Inc. *	11,574	85,532
Independence Contract Drilling, Inc. *	2,336	8,877
Keane Group, Inc. *	2,800	46,704
Key Energy Services, Inc. *	906	11,932
Mammoth Energy Services, Inc. *	734	12,375
Matrix Service Co. *	2,252	34,230
McDermott International, Inc. *	24,867	180,783
Natural Gas Services Group, Inc. *	1,066	30,274
NCS Multistage Holdings, Inc. *(a)	969	23,333
Newpark Resources, Inc. *	7,671	76,710
Noble Corp. plc *	21,442	98,633
Oil States International, Inc. *	4,422	112,098
Parker Drilling Co. *	10,148	11,163
PHI, Inc. *	1,085	12,760
Pioneer Energy Services Corp. *	5,200	13,260
ProPetro Holding Corp. *	2,217	31,814
Ranger Energy Services, Inc. *	500	7,350
RigNet, Inc. *	1,109	19,075
Rowan Companies plc, Class A *	10,243	131,623
SEACOR Holdings, Inc. *	1,242	57,269

SEACOR Marine Holdings, Inc. *	1,248	19,519
Select Energy Services, Inc., Class A *	341	5,429
Smart Sand, Inc. *	1,879	12,740
Solaris Oilfield Infrastructure, Inc., Class A *	888	15,478
Superior Energy Services, Inc. *	13,369	142,781
Tesco Corp. *	3,109	16,944
TETRA Technologies, Inc. *	9,415	26,927
Unit Corp. *	4,371	89,955
US Silica Holdings, Inc.	7,172	222,834
Willbros Group, Inc. *	3,370	10,851
		2,619,808

Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	7,376	211,101
Agree Realty Corp.	2,365	116,074
Alexander & Baldwin, Inc.	4,028	186,617
Alexander's, Inc.	184	78,033
Altisource Residential Corp.	4,415	49,051
American Assets Trust, Inc.	3,378	134,343
Armada Hoffler Properties, Inc.	3,925	54,204
Ashford Hospitality Prime, Inc.	2,002	19,019
Ashford Hospitality Trust, Inc.	6,276	41,861
Bluerock Residential Growth REIT, Inc.	1,454	16,081
CareTrust REIT, Inc.	6,329	120,504
CatchMark Timber Trust, Inc., Class A	3,052	38,486
CBL & Associates Properties, Inc.	14,580	122,326
Cedar Realty Trust, Inc.	7,099	39,896
Chatham Lodging Trust	2,956	63,022
Chesapeake Lodging Trust	5,134	138,464
City Office REIT, Inc.	2,250	30,983
Clipper Realty, Inc.	1,313	14,062
Community Healthcare Trust, Inc.	1,465	39,496
CorEnergy Infrastructure Trust, Inc. (a)	821	29,022
Cousins Properties, Inc.	35,581	332,327
DiamondRock Hospitality Co.	17,345	189,928
Easterly Government Properties, Inc.	3,265	67,488
EastGroup Properties, Inc.	2,915	256,870
Education Realty Trust, Inc.	6,349	228,120
Farmland Partners, Inc.	2,798	25,294
First Industrial Realty Trust, Inc.	10,034	301,923
First Potomac Realty Trust	5,123	57,070
Four Corners Property Trust, Inc.	5,219	130,057
Franklin Street Properties Corp.	9,022	95,814
GEO Group, Inc. (The)	10,749	289,148
Getty Realty Corp.	2,646	75,702
Gladstone Commercial Corp.	2,047	45,587
Global Medical REIT, Inc. (a)	1,307	11,737
Global Net Lease, Inc.	5,678	124,291
Government Properties Income Trust	8,106	152,150
Gramercy Property Trust	13,086	395,851
Healthcare Realty Trust, Inc.	10,459	338,244

Hersha Hospitality Trust	3,227	60,248
Independence Realty Trust, Inc.	6,095	61,986
InfraREIT, Inc.	3,727	83,373
Investors Real Estate Trust	9,894	60,452
iStar, Inc. *	5,663	66,823
Jernigan Capital, Inc.	813	16,707
Kite Realty Group Trust	7,142	144,625
LaSalle Hotel Properties	9,995	290,055
Lexington Realty Trust	18,760	191,727
LTC Properties, Inc.	3,456	162,363
Mack-Cali Realty Corp.	7,712	182,852
MedEquities Realty Trust, Inc.	2,516	29,563
Monmouth Real Estate Investment Corp.	5,627	91,101
National Health Investors, Inc.	3,489	269,665
National Storage Affiliates Trust	3,890	94,294
New Senior Investment Group, Inc.	7,208	65,953
NexPoint Residential Trust, Inc.	1,463	34,717
NorthStar Realty Europe Corp.	4,647	59,528
One Liberty Properties, Inc.	1,012	24,652
Parkway, Inc.	3,654	84,152
Pebblebrook Hotel Trust	5,927	214,202
Pennsylvania Real Estate Investment Trust	5,900	61,891
Physicians Realty Trust	15,418	273,361
Potlatch Corp.	3,510	179,010
Preferred Apartment Communities, Inc., Class A	2,767	52,241
PS Business Parks, Inc.	1,703	227,350
QTS Realty Trust, Inc., Class A	4,044	211,744
Quality Care Properties, Inc. *	8,301	128,665
RAIT Financial Trust	7,053	5,149
Ramco-Gershenson Properties Trust	6,804	88,520
Retail Opportunity Investments Corp.	9,292	176,641
Rexford Industrial Realty, Inc.	6,014	172,121
RLJ Lodging Trust	14,536	319,792
Ryman Hospitality Properties, Inc.	3,883	242,649
Sabra Health Care REIT, Inc.	14,986	328,793
Safety Income and Growth, Inc.	882	16,440
Saul Centers, Inc.	978	60,548
Select Income REIT	5,478	128,295
Seritage Growth Properties REIT, Class A	2,156	99,327
STAG Industrial, Inc.	7,846	215,530
Starwood Waypoint Homes	10,877	395,596
Summit Hotel Properties, Inc.	8,982	143,622
Sunstone Hotel Investors, Inc.	19,388	311,565
Terreno Realty Corp.	4,301	155,610
Tier REIT, Inc.	4,188	80,828
UMH Properties, Inc.	2,445	38,020
Universal Health Realty Income Trust	1,113	84,020
Urban Edge Properties	8,578	206,901
Urstadt Biddle Properties, Inc., Class A	2,285	49,585
Washington Prime Group, Inc.	16,051	133,705
Washington Real Estate Investment Trust	6,781	222,146

Whitestone REIT	3,231	42,165
Xenia Hotels & Resorts, Inc.	9,452	198,965
		12,000,079

Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,192	75,076
Chefs' Warehouse, Inc. (The) *(a)	1,456	28,101
Ingles Markets, Inc., Class A	1,087	27,936
Natural Grocers by Vitamin Cottage, Inc. *	875	4,882
Performance Food Group Co. *	7,260	205,095
PriceSmart, Inc.	1,940	173,145
Smart & Final Stores, Inc. *(a)	1,874	14,711
SpartanNash Co.	3,190	84,120
SUPERVALU, Inc. *	3,281	71,362
United Natural Foods, Inc. *	4,285	178,213
Village Super Market, Inc., Class A	640	15,834
Weis Markets, Inc.	747	32,494
		910,969

Food Products - 1.2%
Alico, Inc.	267	9,118
Amplify Snack Brands, Inc. *	2,278	16,151
B&G Foods, Inc.	5,678	180,844
Bob Evans Farms, Inc.	1,740	134,867
Cal-Maine Foods, Inc. *	2,672	109,819
Calavo Growers, Inc. (a)	1,337	97,868
Darling Ingredients, Inc. *	14,188	248,574
Dean Foods Co.	7,914	86,104
Farmer Bros Co. *	538	17,673
Fresh Del Monte Produce, Inc.	2,793	126,970
Freshpet, Inc. *	2,152	33,679
Hostess Brands, Inc. *	7,027	95,989
J&J Snack Foods Corp.	1,297	170,296
John B. Sanfilippo & Son, Inc.	716	48,194
Lancaster Colony Corp.	1,622	194,835
Landec Corp. *	2,282	29,552
Lifeway Foods, Inc. *	385	3,427
Limoneira Co.	753	17,447
Omega Protein Corp.	1,591	26,490
Sanderson Farms, Inc.	1,728	279,107
Seneca Foods Corp., Class A *	594	20,493
Snyder's-Lance, Inc.	7,556	288,186
Tootsie Roll Industries, Inc. (a)	1,523	57,874
		2,293,557

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	1,388	108,611
New Jersey Resources Corp.	7,415	312,542
Northwest Natural Gas Co.	2,496	160,742
ONE Gas, Inc.	4,501	331,454
RGC Resources, Inc.	587	16,771

South Jersey Industries, Inc.	6,899	238,222
Southwest Gas Holdings, Inc.	4,042	313,740
Spire, Inc.	4,147	309,574
WGL Holdings, Inc.	4,361	367,196
		2,158,852

Health Care Equipment & Supplies - 3.4%
Abaxis, Inc.	1,894	84,567
Accuray, Inc. *	6,420	25,680
Analogic Corp.	1,075	90,031
AngioDynamics, Inc. *	3,206	54,791
Anika Therapeutics, Inc. *	1,142	66,236
Antares Pharma, Inc. *	12,612	40,863
AtriCure, Inc. *	2,456	54,941
Atrion Corp.	110	73,920
AxoGen, Inc. *	2,397	46,382
Cantel Medical Corp.	3,094	291,362
Cardiovascular Systems, Inc. *	2,803	78,904
Cerus Corp. *	7,927	21,641
ConforMIS, Inc. *	2,786	9,807
CONMED Corp.	2,382	124,984
Corindus Vascular Robotics, Inc. *	7,360	11,187
CryoLife, Inc. *	2,420	54,934
Cutera, Inc. *	1,118	46,229
Endologix, Inc. *(a)	7,000	31,220
Entellus Medical, Inc. *	1,064	19,641
Exactech, Inc. *	863	28,436
FONAR Corp. *	535	16,317
GenMark Diagnostics, Inc. *	3,729	35,910
Glaukos Corp. *	2,514	82,962
Globus Medical, Inc., Class A *	6,051	179,836
Haemonetics Corp. *	4,419	198,280
Halyard Health, Inc. *	4,043	182,056
Heska Corp. *	514	45,278
ICU Medical, Inc. *	1,321	245,508
Inogen, Inc. *	1,495	142,174
Insulet Corp. *	4,982	274,409
Integer Holdings Corp. *	2,583	132,120
Integra LifeSciences Holdings Corp. *	5,409	273,046
Invacare Corp.	2,498	39,343
iRhythm Technologies, Inc. *	1,183	61,374
K2M Group Holdings, Inc. *	3,561	75,529
Lantheus Holdings, Inc. *	2,287	40,709
LeMaitre Vascular, Inc.	1,302	48,721
LivaNova plc *	4,262	298,596
Masimo Corp. *	3,816	330,313
Meridian Bioscience, Inc.	3,556	50,851
Merit Medical Systems, Inc. *	4,272	180,919
Natus Medical, Inc. *	2,809	105,337
Neogen Corp. *	3,146	243,689
Nevro Corp. *	2,432	221,020

Novocure Ltd. *	5,070	100,639
NuVasive, Inc. *	4,457	247,185
NxStage Medical, Inc. *	5,498	151,745
Obalon Therapeutics, Inc. *	463	4,412
OraSure Technologies, Inc. *	4,811	108,247
Orthofix International NV *	1,448	68,418
Oxford Immunotec Global plc *	1,917	32,206
Penumbra, Inc. *	2,573	232,342
Pulse Biosciences, Inc. *	800	14,888
Quidel Corp. *	2,221	97,413
Quotient Ltd. *	2,347	11,571
Rockwell Medical, Inc. *	3,471	29,712
RTI Surgical, Inc. *	4,427	20,143
Sientra, Inc. *	1,254	19,312
STAAR Surgical Co. *	3,235	40,276
SurModics, Inc. *	1,145	35,495
Tactile Systems Technology, Inc. *(a)	802	24,822
Utah Medical Products, Inc.	296	21,771
Varex Imaging Corp. *	3,308	111,943
ViewRay, Inc. *(a)	2,568	14,792
Viveve Medical, Inc. *	1,315	6,891
Wright Medical Group NV *	8,911	230,528
		6,384,804

Health Care Providers & Services - 1.9%
AAC Holdings, Inc. *	500	4,965
Aceto Corp.	2,247	25,234
Addus HomeCare Corp. *	471	16,626
Almost Family, Inc. *	1,121	60,198
Amedisys, Inc. *	2,415	135,143
American Renal Associates Holdings, Inc. *	680	10,180
AMN Healthcare Services, Inc. *	4,088	186,822
BioScrip, Inc. *	9,711	26,705
BioTelemetry, Inc. *	2,365	78,045
Capital Senior Living Corp. *	2,506	31,450
Chemed Corp.	1,357	274,182
Civitas Solutions, Inc. *	1,020	18,819
Community Health Systems, Inc. *	8,353	64,151
CorVel Corp. *	831	45,206
Cross Country Healthcare, Inc. *	2,877	40,940
Diplomat Pharmacy, Inc. *	3,949	81,784
Ensign Group, Inc. (The)	3,978	89,863
Genesis Healthcare, Inc. *	2,829	3,282
HealthEquity, Inc. *	4,375	221,287
HealthSouth Corp.	8,380	388,413
Kindred Healthcare, Inc.	7,278	49,490
Landauer, Inc.	822	55,321
LHC Group, Inc. *	1,294	91,770
Magellan Health, Inc. *	2,087	180,108
Molina Healthcare, Inc. *	3,865	265,757
National HealthCare Corp.	985	61,631

National Research Corp., Class A	681	25,674
Owens & Minor, Inc.	5,393	157,476
PetIQ, Inc. *	618	16,735
PharMerica Corp. *	2,345	68,708
Providence Service Corp. (The) *	1,065	57,595
R1 RCM, Inc. *	8,804	32,663
RadNet, Inc. *	2,930	33,842
Select Medical Holdings Corp. *	9,219	177,005
Surgery Partners, Inc. *	1,656	17,140
Teladoc, Inc. *	4,724	156,601
Tenet Healthcare Corp. *	7,138	117,277
Tivity Health, Inc. *	3,207	130,846
Triple-S Management Corp., Class B *	2,042	48,355
US Physical Therapy, Inc.	943	57,947
		3,605,236

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. *	15,950	226,968
Castlight Health, Inc., Class B *	5,617	24,153
Computer Programs & Systems, Inc.	938	27,718
Cotiviti Holdings, Inc. *	3,036	109,235
Evolent Health, Inc., Class A *	4,487	79,869
HealthStream, Inc. *	2,005	46,857
HMS Holdings Corp. *	7,279	144,561
Inovalon Holdings, Inc., Class A *	5,504	93,843
Medidata Solutions, Inc. *	4,850	378,591
NantHealth, Inc. *	548	2,258
Omnicell, Inc. *	3,074	156,928
Quality Systems, Inc. *	4,587	72,154
Simulations Plus, Inc.	960	14,880
Tabula Rasa HealthCare, Inc. *	799	21,365
Vocera Communications, Inc. *	2,455	77,013
		1,476,393

Hotels, Restaurants & Leisure - 2.8%
Belmond Ltd., Class A *	7,856	107,234
Biglari Holdings, Inc. *	80	26,663
BJ's Restaurants, Inc. *	1,819	55,389
Bloomin' Brands, Inc.	7,890	138,864
Bojangles', Inc. *	1,522	20,547
Boyd Gaming Corp.	7,129	185,710
Brinker International, Inc.	4,321	137,667
Buffalo Wild Wings, Inc. *	1,362	143,963
Caesars Acquisition Co., Class A *	4,096	87,859
Caesars Entertainment Corp. *(a)	4,594	61,330
Carrols Restaurant Group, Inc. *	3,096	33,746
Century Casinos, Inc. *	1,662	13,645
Cheesecake Factory, Inc. (The)	3,924	165,279
Churchill Downs, Inc.	1,166	240,429
Chuy's Holdings, Inc. *	1,271	26,755
Cracker Barrel Old Country Store, Inc.	1,658	251,386

Dave & Buster's Entertainment, Inc. *	3,695	193,914
Del Frisco's Restaurant Group, Inc. *	2,117	30,802
Del Taco Restaurants, Inc. *	2,895	44,409
Denny's Corp. *	5,908	73,555
DineEquity, Inc.	1,512	64,986
Drive Shack, Inc.	5,300	19,133
El Pollo Loco Holdings, Inc. *	1,580	19,197
Eldorado Resorts, Inc. *	3,973	101,907
Empire Resorts, Inc. *	270	6,034
Fiesta Restaurant Group, Inc. *	2,070	39,330
Fogo De Chao, Inc. *	400	4,960
Golden Entertainment, Inc. *	803	19,577
Habit Restaurants, Inc., (The), Class A *	1,773	23,138
ILG, Inc.	9,340	249,658
Inspired Entertainment, Inc. *	348	4,611
International Speedway Corp., Class A	2,154	77,544
J. Alexander's Holdings, Inc. *	1,066	12,366
Jack in the Box, Inc.	2,506	255,412
La Quinta Holdings, Inc. *	7,327	128,222
Lindblad Expeditions Holdings, Inc. *	1,147	12,273
Marcus Corp. (The)	1,417	39,251
Marriott Vacations Worldwide Corp.	1,935	240,966
Monarch Casino & Resort, Inc. *	917	36,249
Nathan's Famous, Inc. *	237	17,526
Noodles & Co. *	970	4,268
Papa John's International, Inc.	2,348	171,568
Penn National Gaming, Inc. *	7,441	174,045
Pinnacle Entertainment, Inc. *	4,721	100,605
Planet Fitness, Inc., Class A	7,399	199,625
Potbelly Corp. *	1,684	20,882
RCI Hospitality Holdings, Inc.	797	19,726
Red Lion Hotels Corp. *	1,106	9,567
Red Robin Gourmet Burgers, Inc. *	1,090	73,030
Red Rock Resorts, Inc., Class A	5,966	138,173
Ruby Tuesday, Inc. *	5,637	12,063
Ruth's Hospitality Group, Inc.	2,721	57,005
Scientific Games Corp., Class A *	4,673	214,257
SeaWorld Entertainment, Inc. (a)	6,009	78,057
Shake Shack, Inc., Class A *(a)	1,927	64,034
Sonic Corp.	3,734	95,030
Speedway Motorsports, Inc.	1,049	22,344
Texas Roadhouse, Inc.	5,724	281,277
Wingstop, Inc.	2,551	84,821
Zoe's Kitchen, Inc. *	1,491	18,831
		5,250,694

Household Durables - 1.3%
AV Homes, Inc. *	824	14,132
Bassett Furniture Industries, Inc.	830	31,291
Beazer Homes USA, Inc. *	2,686	50,336
Cavco Industries, Inc. *	750	110,663

Century Communities, Inc. *	1,662	41,051
CSS Industries, Inc.	772	22,249
Ethan Allen Interiors, Inc.	1,924	62,338
Flexsteel Industries, Inc.	560	28,392
GoPro, Inc., Class A *	8,727	96,084
Green Brick Partners, Inc. *	1,909	18,899
Helen of Troy Ltd. *	2,324	225,196
Hooker Furniture Corp.	834	39,824
Hovnanian Enterprises, Inc., Class A *	9,758	18,833
Installed Building Products, Inc. *	1,894	122,731
iRobot Corp. *	2,319	178,702
KB Home	7,206	173,809
La-Z-Boy, Inc.	4,240	114,056
LGI Homes, Inc. *	1,518	73,729
Libbey, Inc.	1,811	16,770
Lifetime Brands, Inc.	858	15,701
M/I Homes, Inc. *	1,848	49,397
MDC Holdings, Inc.	3,588	119,157
Meritage Homes Corp. *	3,303	146,653
NACCO Industries, Inc., Class A	302	25,912
New Home Co., Inc. (The) *	775	8,649
PICO Holdings, Inc. *	1,974	32,966
Taylor Morrison Home Corp., Class A *	6,083	134,130
TopBuild Corp. *	3,178	207,110
TRI Pointe Group, Inc. *	12,765	176,285
Universal Electronics, Inc. *	1,223	77,538
William Lyon Homes, Class A *	2,065	47,474
ZAGG, Inc. *	2,279	35,894
		2,515,951

Household Products - 0.3%
Central Garden & Pet Co. *	789	30,645
Central Garden & Pet Co., Class A *	3,098	115,215
HRG Group, Inc. *	10,248	159,971
Oil-Dri Corp. of America	406	19,866
Orchids Paper Products Co. (a)	704	9,912
WD-40 Co.	1,216	136,070
		471,679

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. *	10,236	25,078
Dynegy, Inc. *	10,095	98,830
NRG Yield, Inc., Class A	2,663	50,517
NRG Yield, Inc., Class C	5,481	105,783
Ormat Technologies, Inc.	3,359	205,067
Pattern Energy Group, Inc.	6,179	148,914
TerraForm Global, Inc., Class A *	7,121	33,825
TerraForm Power, Inc., Class A *	6,938	91,721
		759,735

Industrial Conglomerates - 0.1%

Raven Industries, Inc.	3,174	102,838

Insurance - 2.3%
Ambac Financial Group, Inc. *	3,798	65,553
American Equity Investment Life Holding Co.	7,401	215,221
AMERISAFE, Inc.	1,636	95,215
Amtrust Financial Services, Inc.	7,487	100,775
Argo Group International Holdings Ltd.	2,490	153,135
Atlas Financial Holdings, Inc. *	1,031	19,486
Baldwin & Lyons, Inc., Class B	853	19,235
Blue Capital Reinsurance Holdings Ltd.	460	7,567
Citizens, Inc. *	3,380	24,843
CNO Financial Group, Inc.	14,724	343,658
Crawford & Co., Class B	933	11,159
Donegal Group, Inc., Class A	916	14,775
eHealth, Inc. *	1,593	38,057
EMC Insurance Group, Inc.	745	20,972
Employers Holdings, Inc.	2,669	121,306
Enstar Group Ltd. *	983	218,570
FBL Financial Group, Inc., Class A	766	57,067
Federated National Holding Co.	1,014	15,829
Fidelity & Guaranty Life	987	30,646
Genworth Financial, Inc., Class A *	43,475	167,379
Global Indemnity Ltd. *	810	34,344
Greenlight Capital Re Ltd., Class A *	2,647	57,308
Hallmark Financial Services, Inc. *	1,205	13,990
HCI Group, Inc.	801	30,638
Health Insurance Innovations, Inc., Class A *	983	14,253
Heritage Insurance Holdings, Inc.	1,906	25,178
Horace Mann Educators Corp.	3,502	137,804
Independence Holding Co.	665	16,791
Infinity Property & Casualty Corp.	885	83,367
Investors Title Co.	111	19,877
James River Group Holdings Ltd.	1,917	79,517
Kemper Corp.	3,426	181,578
Kingstone Cos., Inc.	796	12,975
Kinsale Capital Group, Inc.	1,270	54,826
Maiden Holdings Ltd.	5,756	45,760
MBIA, Inc. *	11,363	98,858
National General Holdings Corp.	4,181	79,899
National Western Life Group, Inc., Class A	193	67,357
Navigators Group, Inc. (The)	1,783	104,038
NI Holdings, Inc. *	903	16,164
Primerica, Inc.	3,960	322,938
RLI Corp.	3,285	188,428
Safety Insurance Group, Inc.	1,242	94,765
Selective Insurance Group, Inc.	4,910	264,403
State Auto Financial Corp.	1,338	35,096
State National Cos., Inc.	2,290	48,067
Stewart Information Services Corp.	1,974	74,538
Third Point Reinsurance Ltd. *	6,741	105,160

Trupanion, Inc. *	1,971	52,054
United Fire Group, Inc.	1,866	85,500
United Insurance Holdings Corp. (a)	1,483	24,173
Universal Insurance Holdings, Inc.	2,530	58,190
WMIH Corp. *	15,822	15,031
		4,283,313

Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A *	2,081	20,498
Duluth Holdings, Inc., Class B *(a)	634	12,864
FTD Cos., Inc. *	1,526	19,899
Gaia, Inc. *	1,050	12,600
Groupon, Inc. *	29,825	155,090
HSN, Inc.	2,833	110,629
Lands' End, Inc. *	1,477	19,496
Liberty TripAdvisor Holdings, Inc., Class A *	6,271	77,447
Nutrisystem, Inc.	2,608	145,787
Overstock.com, Inc. *	1,473	43,748
PetMed Express, Inc.	1,778	58,941
Shutterfly, Inc. *	2,984	144,664
		821,663

Internet Software & Services - 2.9%
2U, Inc. *	3,844	215,418
Actua Corp. *	3,133	47,935
Alarm.com Holdings, Inc. *	1,783	80,556
Alteryx, Inc., Class A *	780	15,889
Amber Road, Inc. *	1,500	11,520
Appfolio, Inc., Class A *	701	33,613
Apptio, Inc., Class A *(a)	1,558	28,776
Bankrate, Inc. *	3,695	51,545
Bazaarvoice, Inc. *	6,399	31,675
Benefitfocus, Inc. *(a)	1,395	46,942
Blucora, Inc. *	3,624	91,687
Box, Inc., Class A *	6,896	133,231
Brightcove, Inc. *	2,425	17,460
Carbonite, Inc. *	2,169	47,718
Care.com, Inc. *	1,247	19,815
Cars.com, Inc. *	6,321	168,202
ChannelAdvisor Corp. *	1,855	21,333
Cimpress NV *	2,167	211,629
Cloudera, Inc. *	1,224	20,343
CommerceHub, Inc., Series A *	1,205	27,197
CommerceHub, Inc., Series C *	2,552	54,485
Cornerstone OnDemand, Inc. *	4,572	185,669
Coupa Software, Inc. *	2,617	81,520
DHI Group, Inc. *	3,501	9,103
Endurance International Group Holdings, Inc. *	4,524	37,097
Envestnet, Inc. *	3,782	192,882
Etsy, Inc. *	10,160	171,501
Five9, Inc. *	4,576	109,366

Gogo, Inc. *(a)	5,004	59,097
GrubHub, Inc. *(a)	7,389	389,105
GTT Communications, Inc. *	2,719	86,056
Hortonworks, Inc. *	4,201	71,207
Instructure, Inc. *	1,866	61,858
Internap Corp. *	7,013	30,507
j2 Global, Inc.	4,080	301,430
Leaf Group Ltd. *	1,040	7,176
Limelight Networks, Inc. *	4,616	18,326
Liquidity Services, Inc. *	2,122	12,520
LivePerson, Inc. *	4,955	67,140
Meet Group, Inc. (The) *	5,878	21,396
MINDBODY, Inc., Class A *	3,620	93,577
MuleSoft, Inc., Class A *	2,072	41,730
New Relic, Inc. *	2,573	128,135
NIC, Inc.	5,484	94,051
Nutanix, Inc., Class A *	4,829	108,121
Okta, Inc. *	976	27,533
Ominto, Inc. *	1,246	5,607
Q2 Holdings, Inc. *	2,751	114,579
QuinStreet, Inc. *	2,943	21,631
Quotient Technology, Inc. *(a)	6,468	101,224
Reis, Inc.	719	12,942
Shutterstock, Inc. *	1,515	50,434
SPS Commerce, Inc. *	1,431	81,152
Stamps.com, Inc. *(a)	1,350	273,577
TechTarget, Inc. *	1,109	13,241
Tintri, Inc. *	825	2,591
Trade Desk, Inc. (The), Class A *	2,016	124,004
TrueCar, Inc. *	5,927	93,587
Tucows, Inc., Class A *	790	46,254
Twilio, Inc., Class A *	5,459	162,951
Veritone, Inc. *	222	10,090
Web.com Group, Inc. *	3,382	84,550
XO Group, Inc. *	2,064	40,599
Yelp, Inc. *	6,820	295,306
Yext, Inc. *	1,064	14,130
		5,331,521

IT Services - 1.7%
Acxiom Corp. *	6,698	165,039
Blackhawk Network Holdings, Inc. *	4,744	207,787
CACI International, Inc., Class A *	2,102	292,914
Cardtronics plc, Class A *	3,893	89,578
Cass Information Systems, Inc.	943	59,824
Convergys Corp.	8,251	213,618
CSG Systems International, Inc.	2,770	111,077
EPAM Systems, Inc. *	4,184	367,899
Everi Holdings, Inc. *	5,591	42,436
EVERTEC, Inc.	5,077	80,470
ExlService Holdings, Inc. *	2,811	163,937

Forrester Research, Inc.	776	32,476
Hackett Group, Inc. (The)	1,931	29,332
Information Services Group, Inc. *	2,421	9,732
ManTech International Corp., Class A	2,262	99,867
MAXIMUS, Inc.	5,466	352,557
MoneyGram International, Inc. *	2,614	42,112
Perficient, Inc. *	2,876	56,571
Planet Payment, Inc. *	3,299	14,153
Presidio, Inc. *	1,668	23,602
Science Applications International Corp.	3,846	257,105
ServiceSource International, Inc. *	5,266	18,220
StarTek, Inc. *	892	10,481
Sykes Enterprises, Inc. *	3,342	97,453
Syntel, Inc. (a)	2,789	54,804
TeleTech Holdings, Inc.	1,255	52,396
Travelport Worldwide Ltd.	10,900	171,130
Unisys Corp. *	3,852	32,742
Virtusa Corp. *	2,429	91,768
		3,241,080

Leisure Products - 0.3%
Acushnet Holdings Corp.	1,994	35,413
American Outdoor Brands Corp. *	4,733	72,178
Callaway Golf Co.	8,143	117,503
Clarus Corp. *	1,804	13,530
Escalade, Inc.	888	12,077
Johnson Outdoors, Inc., Class A	405	29,678
Malibu Boats, Inc., Class A *	1,736	54,927
Marine Products Corp.	813	13,049
MCBC Holdings, Inc. *	1,615	32,914
Nautilus, Inc. *	2,675	45,208
Sturm Ruger & Co., Inc.	1,458	75,379
Vista Outdoor, Inc. *	5,021	115,182
		617,038

Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. *	2,287	51,343
Cambrex Corp. *	2,752	151,360
Enzo Biochem, Inc. *	3,092	32,373
Fluidigm Corp. *	2,221	11,194
INC Research Holdings, Inc., Class A *	4,794	250,726
Luminex Corp.	3,221	65,483
Medpace Holdings, Inc. *	688	21,947
NanoString Technologies, Inc. *	1,250	20,200
NeoGenomics, Inc. *	4,132	45,989
Pacific Biosciences of California, Inc. *	8,829	46,353
PAREXEL International Corp. *	4,326	381,034
PRA Health Sciences, Inc. *	4,204	320,219
		1,398,221

Machinery - 3.6%

Actuant Corp., Class A	5,076	129,946
Alamo Group, Inc.	815	87,507
Albany International Corp., Class A	2,473	141,950
Altra Industrial Motion Corp.	2,517	121,068
American Railcar Industries, Inc.	687	26,518
Astec Industries, Inc.	1,870	104,739
Barnes Group, Inc.	4,341	305,780
Blue Bird Corp. *	396	8,158
Briggs & Stratton Corp.	3,442	80,887
Chart Industries, Inc. *	2,641	103,606
CIRCOR International, Inc.	1,323	72,011
Columbus McKinnon Corp.	1,673	63,356
Commercial Vehicle Group, Inc. *	2,209	16,236
DMC Global, Inc.	1,092	18,455
Douglas Dynamics, Inc.	1,724	67,926
Eastern Co. (The)	490	14,063
Energy Recovery, Inc. *	2,683	21,196
EnPro Industries, Inc.	1,761	141,813
ESCO Technologies, Inc.	2,195	131,590
ExOne Co. (The) *(a)	889	10,099
Federal Signal Corp.	4,825	102,676
Franklin Electric Co., Inc.	3,978	178,413
FreightCar America, Inc.	1,042	20,382
Gencor Industries, Inc. *	603	10,643
Gerber Scientific, Inc. *(b)	2,334	—
Global Brass & Copper Holdings, Inc.	1,904	64,355
Gorman-Rupp Co. (The)	1,373	44,719
Graham Corp.	863	17,976
Greenbrier Cos., Inc. (The)	2,343	112,815
Hardinge, Inc.	911	13,911
Harsco Corp. *	6,801	142,141
Hillenbrand, Inc.	5,560	216,006
Hurco Cos., Inc.	529	22,006
Hyster-Yale Materials Handling, Inc.	907	69,331
John Bean Technologies Corp.	2,758	278,834
Kadant, Inc.	952	93,820
Kennametal, Inc.	7,051	284,437
LB Foster Co., Class A	731	16,630
Lindsay Corp.	920	84,548
Lydall, Inc. *	1,313	75,235
Manitowoc Co., Inc. (The) *	9,911	89,199
Meritor, Inc. *	7,355	191,304
Milacron Holdings Corp. *	4,634	78,129
Miller Industries, Inc.	1,050	29,347
Mueller Industries, Inc.	4,894	171,045
Mueller Water Products, Inc., Class A	13,464	172,339
Navistar International Corp. *	4,367	192,454
NN, Inc.	2,378	68,962
Omega Flex, Inc.	248	17,816
Park-Ohio Holdings Corp.	726	33,106
Proto Labs, Inc. *	2,130	171,039

RBC Bearings, Inc. *	1,959	245,169
REV Group, Inc. (a)	1,080	31,061
Rexnord Corp. *	9,142	232,298
Spartan Motors, Inc.	2,591	28,631
SPX Corp. *	3,739	109,702
SPX FLOW, Inc. *	3,637	140,243
Standex International Corp.	1,097	116,501
Sun Hydraulics Corp.	2,074	111,996
Tennant Co.	1,548	102,478
Titan International, Inc.	3,947	40,062
TriMas Corp. *	3,997	107,919
Twin Disc, Inc. *	749	13,939
Wabash National Corp.	5,241	119,600
Watts Water Technologies, Inc., Class A	2,402	166,218
Woodward, Inc.	4,574	354,988
		6,651,327

Marine - 0.1%
Costamare, Inc.	3,142	19,418
Eagle Bulk Shipping, Inc. *	3,373	15,280
Genco Shipping & Trading Ltd. *	675	7,823
Matson, Inc.	3,737	105,309
Navios Maritime Holdings, Inc. *	7,883	13,165
Safe Bulkers, Inc. *	4,225	11,576
Scorpio Bulkers, Inc. *	4,249	29,955
		202,526

Media - 1.2%
AMC Entertainment Holdings, Inc., Class A	4,845	71,222
Beasley Broadcast Group, Inc., Class A	429	5,019
Central European Media Enterprises Ltd., Class A *	6,603	26,742
Clear Channel Outdoor Holdings, Inc., Class A	3,136	14,582
Daily Journal Corp. *(a)	88	19,238
Emerald Expositions Events, Inc.	1,375	31,955
Entercom Communications Corp., Class A	2,183	24,995
Entravision Communications Corp., Class A	5,618	32,023
Eros International plc *(a)	2,183	31,217
EW Scripps Co., (The), Class A *	5,142	98,264
Gannett Co., Inc.	10,154	91,386
Global Eagle Entertainment, Inc. *	3,417	11,686
Gray Television, Inc. *	5,620	88,234
Hemisphere Media Group, Inc. *	742	8,867
IMAX Corp. *	5,088	115,243
Liberty Media Corp-Liberty Braves, Class A *	713	18,089
Liberty Media Corp-Liberty Braves, Class C *	3,012	76,113
Loral Space & Communications, Inc. *	1,011	50,045
MDC Partners, Inc., Class A	4,777	52,547
Meredith Corp.	3,475	192,863
MSG Networks, Inc., Class A *	5,140	108,968
National CineMedia, Inc.	5,048	35,235
New Media Investment Group, Inc.	4,490	66,407

New York Times Co., (The), Class A	10,749	210,680
Nexstar Media Group, Inc., Class A	3,990	248,577
Reading International, Inc., Class A *	1,506	23,674
Saga Communications, Inc., Class A	394	17,966
Salem Media Group, Inc.	861	5,683
Scholastic Corp.	2,336	86,899
Sinclair Broadcast Group, Inc., Class A	6,162	197,492
Time, Inc.	8,877	119,840
Townsquare Media, Inc., Class A *	783	7,830
tronc, Inc. *(a)	2,030	29,496
WideOpenWest, Inc. *	1,802	27,174
World Wrestling Entertainment, Inc., Class A	3,359	79,104
		2,325,355

Metals & Mining - 1.2%
AK Steel Holding Corp. *	27,698	154,832
Allegheny Technologies, Inc.	9,377	224,110
Ampco-Pittsburgh Corp.	667	11,606
Carpenter Technology Corp.	3,994	191,832
Century Aluminum Co. *	4,377	72,571
Cleveland-Cliffs, Inc. *	26,167	187,094
Coeur Mining, Inc. *	15,243	140,083
Commercial Metals Co.	9,924	188,854
Compass Minerals International, Inc.	2,976	193,142
Ferroglobe Representation & Warranty Insurance Trust *(b)	5,015	—
Gold Resource Corp.	3,896	14,610
Handy & Harman Ltd. *	202	6,575
Haynes International, Inc.	1,062	38,136
Hecla Mining Co.	34,608	173,732
Kaiser Aluminum Corp.	1,444	148,934
Klondex Mines Ltd. *	15,200	55,328
Materion Corp.	1,555	67,098
Olympic Steel, Inc.	846	18,612
Ramaco Resources, Inc. *(a)	430	2,851
Ryerson Holding Corp. *	965	10,470
Schnitzer Steel Industries, Inc., Class A	2,273	63,985
SunCoke Energy, Inc. *	5,034	46,011
TimkenSteel Corp. *	3,081	50,837
Warrior Met Coal, Inc.	1,478	34,837
Worthington Industries, Inc.	3,891	178,986
		2,275,126

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust, Inc.	2,395	46,080
Anworth Mortgage Asset Corp.	8,089	48,615
Apollo Commercial Real Estate Finance, Inc.	9,021	163,370
Ares Commercial Real Estate Corp.	2,562	34,100
ARMOUR Residential REIT, Inc.	3,207	86,268
Capstead Mortgage Corp.	8,250	79,612
Cherry Hill Mortgage Investment Corp.	1,030	18,643
CYS Investments, Inc.	13,300	114,912

Dynex Capital, Inc.	3,496	25,416
Ellington Residential Mortgage REIT	729	10,585
Granite Point Mortgage Trust, Inc.	860	16,108
Great Ajax Corp.	1,009	14,217
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,061	98,967
Invesco Mortgage Capital, Inc.	9,724	166,572
KKR Real Estate Finance Trust, Inc.	909	19,125
Ladder Capital Corp.	6,197	85,395
MTGE Investment Corp.	3,949	76,611
New York Mortgage Trust, Inc.	9,264	56,974
Orchid Island Capital, Inc. (a)	3,691	37,611
Owens Realty Mortgage, Inc.	782	14,240
PennyMac Mortgage Investment Trust	5,886	102,358
Redwood Trust, Inc.	6,587	107,302
Resource Capital Corp.	2,766	29,817
Sutherland Asset Management Corp.	1,486	23,330
TPG RE Finance Trust, Inc.	947	18,722
Western Asset Mortgage Capital Corp.	3,699	38,729
		1,533,679

Multi-Utilities - 0.5%
Avista Corp.	5,653	292,656
Black Hills Corp.	4,561	314,116
NorthWestern Corp.	4,205	239,433
Unitil Corp.	1,083	53,565
		899,770

Multiline Retail - 0.3%
Big Lots, Inc.	3,849	206,191
Dillard's, Inc., Class A	1,331	74,629
Fred's, Inc., Class A	2,753	17,729
J.C. Penney Co., Inc. *(a)	27,238	103,777
Ollie's Bargain Outlet Holdings, Inc. *	4,180	193,952
Sears Holdings Corp. *	877	6,402
		602,680

Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. *	12,335	23,190
Adams Resources & Energy, Inc.	189	7,844
Approach Resources, Inc. *	3,777	9,480
Arch Coal, Inc., Class A	1,924	138,028
Ardmore Shipping Corp.	1,617	13,340
Bill Barrett Corp. *	4,332	18,584
Bonanza Creek Energy, Inc. *	1,784	58,854
California Resources Corp. *	3,743	39,152
Callon Petroleum Co. *	17,701	198,959
Carrizo Oil & Gas, Inc. *	6,593	112,938
Clean Energy Fuels Corp. *	11,983	29,718
Cloud Peak Energy, Inc. *	6,492	23,761
Contango Oil & Gas Co. *	1,560	7,847
CVR Energy, Inc. (a)	1,233	31,935

Delek US Holdings, Inc.	6,939	185,479
Denbury Resources, Inc. *	30,377	40,705
DHT Holdings, Inc.	7,166	28,521
Dorian LPG Ltd. *	1,932	13,176
Earthstone Energy, Inc., Class A *	1,654	18,177
Eclipse Resources Corp. *	4,808	12,020
Energy XXI Gulf Coast, Inc. *	2,596	26,843
EP Energy Corp., Class A *	3,016	9,832
Evolution Petroleum Corp.	1,370	9,864
Frontline Ltd.	6,759	40,824
GasLog Ltd.	3,212	56,049
Gastar Exploration, Inc. *	15,325	13,480
Gener8 Maritime, Inc. *	3,059	13,796
Golar LNG Ltd.	8,182	184,995
Green Plains, Inc.	3,369	67,885
Halcon Resources Corp. *	11,000	74,800
Hallador Energy Co.	1,408	8,054
International Seaways, Inc. *	2,583	50,885
Isramco, Inc. *	85	9,860
Jagged Peak Energy, Inc. *	4,878	66,633
Jones Energy, Inc., Class A *(a)	4,821	9,256
Lilis Energy, Inc. *	3,755	16,785
Matador Resources Co. *	7,884	214,051
Midstates Petroleum Co., Inc. *	983	15,276
Navios Maritime Acquisition Corp.	7,368	8,989
Nordic American Tankers Ltd. (a)	8,383	44,765
Oasis Petroleum, Inc. *	20,664	188,456
Overseas Shipholding Group, Inc., Class A *	2,804	7,375
Pacific Ethanol, Inc. *	3,609	20,030
Panhandle Oil and Gas, Inc., Class A	1,238	29,464
Par Pacific Holdings, Inc. *	2,790	58,032
PDC Energy, Inc. *	5,805	284,619
Peabody Energy Corp. *	5,289	153,434
Penn Virginia Corp. *	1,253	50,095
Renewable Energy Group, Inc. *(a)	3,095	37,604
Resolute Energy Corp. *	1,906	56,589
REX American Resources Corp. *	441	41,379
Ring Energy, Inc. *	4,258	61,698
Rosehill Resources, Inc. *	220	1,811
Sanchez Energy Corp. *	5,640	27,185
SandRidge Energy, Inc. *	3,065	61,576
Scorpio Tankers, Inc.	18,077	62,004
SemGroup Corp., Class A	5,576	160,310
Ship Finance International Ltd. (a)	5,153	74,719
SilverBow Resources, Inc. *	612	15,025
SRC Energy, Inc. *	17,639	170,569
Stone Energy Corp. *	1,713	49,780
Teekay Corp. (a)	4,124	36,827
Teekay Tankers Ltd., Class A	9,079	14,708
Tellurian, Inc. *	4,868	51,990
Ultra Petroleum Corp. *	17,132	148,534

Uranium Energy Corp. *	11,981	16,534
W&T Offshore, Inc. *	8,233	25,111
Westmoreland Coal Co. *	1,194	3,045
WildHorse Resource Development Corp. *(a)	1,590	21,179
		3,884,312

Paper & Forest Products - 0.6%
Boise Cascade Co. *	3,372	117,683
Clearwater Paper Corp. *	1,465	72,151
Deltic Timber Corp.	962	85,070
KapStone Paper and Packaging Corp.	7,459	160,294
Louisiana-Pacific Corp. *	12,379	335,223
Neenah Paper, Inc.	1,433	122,593
PH Glatfelter Co.	3,755	73,035
Schweitzer-Mauduit International, Inc.	2,615	108,418
Verso Corp., Class A *	2,960	15,066
		1,089,533

Personal Products - 0.1%
elf Beauty, Inc. *	1,818	40,996
Inter Parfums, Inc.	1,484	61,215
Medifast, Inc.	838	49,752
Natural Health Trends Corp.	608	14,531
Nature's Sunshine Products, Inc.	1,018	10,333
Revlon, Inc., Class A *	936	22,979
USANA Health Sciences, Inc. *	1,018	58,738
		258,544

Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. *	1,769	45,658
Aerie Pharmaceuticals, Inc. *	2,665	129,519
Akcea Therapeutics, Inc. *	1,275	35,279
Amphastar Pharmaceuticals, Inc. *	3,073	54,914
ANI Pharmaceuticals, Inc. *	616	32,334
Aratana Therapeutics, Inc. *	3,555	21,792
Assembly Biosciences, Inc. *	1,231	42,987
Catalent, Inc. *	10,822	432,014
Cempra, Inc. *	3,855	12,529
Clearside Biomedical, Inc. *	1,815	15,863
Collegium Pharmaceutical, Inc. *(a)	1,990	20,875
Corcept Therapeutics, Inc. *	8,001	154,419
Corium International, Inc. *	1,747	19,357
Depomed, Inc. *	5,272	30,525
Dermira, Inc. *	3,345	90,315
Dova Pharmaceuticals, Inc. *	435	10,562
Durect Corp. *	8,677	15,358
Horizon Pharma plc *	13,933	176,670
Impax Laboratories, Inc. *	6,324	128,377
Innoviva, Inc. *	6,571	92,782
Intersect ENT, Inc. *	2,280	71,022
Intra-Cellular Therapies, Inc. *	2,964	46,772

Kala Pharmaceuticals, Inc. *	695	15,874
Lannett Co., Inc. *(a)	2,393	44,151
Medicines Co. (The) *	6,058	224,388
MyoKardia, Inc. *	1,516	64,961
Nektar Therapeutics *	13,011	312,264
Neos Therapeutics, Inc. *	2,051	18,767
Ocular Therapeutix, Inc. *	1,979	12,230
Omeros Corp. *	3,655	79,021
Pacira Pharmaceuticals, Inc. *	3,449	129,510
Paratek Pharmaceuticals, Inc. *	2,069	51,932
Phibro Animal Health Corp., Class A	1,619	59,984
Prestige Brands Holdings, Inc. *	4,596	230,214
Reata Pharmaceuticals, Inc., Class A *	747	23,232
Revance Therapeutics, Inc. *	1,969	54,246
SciClone Pharmaceuticals, Inc. *	4,558	51,050
Sienna Biopharmaceuticals, Inc. *	425	9,456
Sucampo Pharmaceuticals, Inc., Class A *	1,939	22,880
Supernus Pharmaceuticals, Inc. *	4,051	162,040
Teligent, Inc. *	3,610	24,223
Tetraphase Pharmaceuticals, Inc. *	4,338	29,672
TherapeuticsMD, Inc. *(a)	12,961	68,564
Theravance Biopharma, Inc. *(a)	3,666	125,524
WaVe Life Sciences Ltd. *	1,043	22,685
Zogenix, Inc. *	1,914	67,086
Zynerba Pharmaceuticals, Inc. *	1,001	8,368
		3,592,245

Professional Services - 1.2%
Acacia Research Corp. *	4,242	19,301
Advisory Board Co. (The) *	3,538	189,725
Barrett Business Services, Inc.	606	34,257
BG Staffing, Inc.	608	10,062
CBIZ, Inc. *	4,490	72,962
Cogint, Inc. *(a)	1,183	5,797
CRA International, Inc.	707	29,022
Exponent, Inc.	2,209	163,245
Franklin Covey Co. *	1,007	20,442
FTI Consulting, Inc. *	3,585	127,196
GP Strategies Corp. *	1,007	31,066
Heidrick & Struggles International, Inc.	1,525	32,254
Hill International, Inc. *	2,159	10,255
Huron Consulting Group, Inc. *	1,867	64,038
ICF International, Inc. *	1,507	81,303
Insperity, Inc.	1,608	141,504
Kelly Services, Inc., Class A	2,680	67,241
Kforce, Inc.	1,903	38,441
Korn/Ferry International	4,495	177,238
Mistras Group, Inc. *	1,338	27,429
Navigant Consulting, Inc. *	4,140	70,049
On Assignment, Inc. *	4,393	235,816
Pendrell Corp. *	1,051	7,178

Resources Connection, Inc.	2,400	33,360
RPX Corp. *	4,188	55,617
TriNet Group, Inc. *	3,638	122,310
TrueBlue, Inc. *	3,417	76,712
WageWorks, Inc. *	3,275	198,792
Willdan Group, Inc. *	662	21,489
		2,164,101

Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions S.A. *	900	23,283
Consolidated-Tomoka Land Co.	377	22,646
Forestar Group, Inc. *	3,495	60,114
FRP Holdings, Inc. *	453	20,498
Griffin Industrial Realty, Inc.	55	1,999
HFF, Inc., Class A	3,226	127,621
Kennedy-Wilson Holdings, Inc.	7,125	132,169
Marcus & Millichap, Inc. *	1,407	37,975
Maui Land & Pineapple Co., Inc. *	589	8,217
RE/MAX Holdings, Inc., Class A	1,564	99,392
Redfin Corp. *	912	22,882
RMR Group, Inc. (The), Class A	543	27,883
St. Joe Co. (The) *	4,238	79,886
Stratus Properties, Inc.	485	14,696
Tejon Ranch Co. *	1,147	24,202
Transcontinental Realty Investors, Inc. *	147	3,998
Trinity Place Holdings, Inc. *	1,859	13,050
		720,511

Road & Rail - 0.8%
ArcBest Corp.	2,213	74,025
Avis Budget Group, Inc. *	6,576	250,282
Covenant Transportation Group, Inc., Class A *	905	26,227
Daseke, Inc. *	1,798	23,464
Heartland Express, Inc.	3,887	97,486
Hertz Global Holdings, Inc. *	4,804	107,417
Knight-Swift Transportation Holdings, Inc. *	10,679	443,712
Marten Transport Ltd.	3,366	69,171
Roadrunner Transportation Systems, Inc. *	2,171	20,690
Saia, Inc. *	2,126	133,194
Schneider National, Inc., Class B	2,860	72,358
Universal Truckload Services, Inc.	475	9,714
Werner Enterprises, Inc.	4,187	153,035
YRC Worldwide, Inc. *	2,802	38,668
		1,519,443

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. *	3,412	275,553
Alpha & Omega Semiconductor Ltd. *	1,207	19,903
Ambarella, Inc. *	2,765	135,513
Amkor Technology, Inc. *	8,647	91,226
Axcelis Technologies, Inc. *	2,416	66,078

AXT, Inc. *	3,267	29,893
Brooks Automation, Inc.	6,038	183,314
Cabot Microelectronics Corp.	2,186	174,727
CEVA, Inc. *	1,882	80,549
Cirrus Logic, Inc. *	5,499	293,207
Cohu, Inc.	2,037	48,562
Cree, Inc. *	8,577	241,786
CyberOptics Corp. *	603	9,799
Diodes, Inc. *	3,290	98,470
DSP Group, Inc. *	1,705	22,165
Entegris, Inc. *	12,216	352,431
FormFactor, Inc. *	5,937	100,038
GSI Technology, Inc. *	1,252	9,102
Ichor Holdings Ltd. *	1,537	41,192
Impinj, Inc. *	1,581	65,785
Inphi Corp. *	3,689	146,416
Integrated Device Technology, Inc. *	11,642	309,444
IXYS Corp. *	2,094	49,628
Kopin Corp. *	6,180	25,771
Lattice Semiconductor Corp. *	10,361	53,981
MACOM Technology Solutions Holdings, Inc. *	3,561	158,856
MaxLinear, Inc., Class A *	5,283	125,471
MKS Instruments, Inc.	4,633	437,587
Monolithic Power Systems, Inc.	3,398	362,057
Nanometrics, Inc. *	2,115	60,912
NeoPhotonics Corp. *	2,662	14,801
NVE Corp.	408	32,220
PDF Solutions, Inc. *	2,083	32,266
Photronics, Inc. *	5,437	48,117
Pixelworks, Inc. *	2,503	11,789
Power Integrations, Inc.	2,519	184,391
Rambus, Inc. *	9,734	129,949
Rudolph Technologies, Inc. *	2,742	72,115
Semtech Corp. *	5,583	209,642
Sigma Designs, Inc. *	2,732	17,212
Silicon Laboratories, Inc. *	3,685	294,431
SMART Global Holdings, Inc. *	1,734	46,436
SunPower Corp. *	5,246	38,243
Synaptics, Inc. *	2,966	116,208
Ultra Clean Holdings, Inc. *	2,708	82,919
Veeco Instruments, Inc. *	4,143	88,660
Xcerra Corp. *	4,282	42,178
Xperi Corp.	4,254	107,626
		5,638,619

Software - 3.3%
8x8, Inc. *	7,620	102,870
A10 Networks, Inc. *	3,806	28,773
ACI Worldwide, Inc. *	9,965	227,003
Agilysys, Inc. *	1,316	15,726
American Software, Inc., Class A	1,795	20,391

Aspen Technology, Inc. *	6,389	401,293
Barracuda Networks, Inc. *	2,209	53,524
Blackbaud, Inc.	4,058	356,292
Blackline, Inc. *	1,264	43,128
Bottomline Technologies de, Inc. *	3,347	106,535
BroadSoft, Inc. *	2,540	127,762
Callidus Software, Inc. *	5,661	139,544
Commvault Systems, Inc. *	3,343	203,254
Digimarc Corp. *	751	27,487
Ebix, Inc.	2,069	135,002
Ellie Mae, Inc. *	2,972	244,090
Everbridge, Inc. *	1,488	39,313
Exa Corp. *	1,081	26,139
Fair Isaac Corp.	2,593	364,317
Gigamon, Inc. *	3,172	133,700
Glu Mobile, Inc. *	9,287	34,919
HubSpot, Inc. *	2,955	248,368
Imperva, Inc. *	2,940	127,596
Majesco *(a)	457	2,280
MicroStrategy, Inc., Class A *	820	104,722
Mitek Systems, Inc. *	2,294	21,793
MobileIron, Inc. *	4,813	17,808
Model N, Inc. *	1,727	25,819
Monotype Imaging Holdings, Inc.	3,293	63,390
Park City Group, Inc. *	855	10,388
Paycom Software, Inc. *	4,203	315,057
Paylocity Holding Corp. *	2,282	111,407
Pegasystems, Inc.	3,115	179,580
Progress Software Corp.	4,096	156,344
Proofpoint, Inc. *	3,771	328,907
PROS Holdings, Inc. *	2,306	55,644
QAD, Inc., Class A	789	27,102
Qualys, Inc. *	2,757	142,813
Rapid7, Inc. *	1,550	27,280
RealNetworks, Inc. *	1,733	8,318
RealPage, Inc. *	5,153	205,605
RingCentral, Inc., Class A *	5,480	228,790
Rosetta Stone, Inc. *	1,504	15,356
Rubicon Project, Inc. (The) *	2,901	11,285
SecureWorks Corp., Class A *	472	5,829
Silver Spring Networks, Inc. *	3,137	50,725
Synchronoss Technologies, Inc. *	3,566	33,271
Telenav, Inc. *	2,354	14,948
TiVo Corp.	10,113	200,743
Upland Software, Inc. *	638	13,500
Varonis Systems, Inc. *	1,680	70,392
VASCO Data Security International, Inc. *	2,265	27,293
Verint Systems, Inc. *	5,365	224,525
VirnetX Holding Corp. *	3,778	14,734
Workiva, Inc. *	2,180	45,453
Zendesk, Inc. *	8,533	248,396

Zix Corp. *	5,001	24,455
		6,240,978

Specialty Retail - 1.9%
Aaron's, Inc.	5,453	237,914
Abercrombie & Fitch Co., Class A	5,881	84,922
America's Car-Mart, Inc. *	726	29,857
American Eagle Outfitters, Inc.	14,393	205,820
Asbury Automotive Group, Inc. *	1,586	96,905
Ascena Retail Group, Inc. *	14,943	36,610
At Home Group, Inc. *(a)	671	15,326
Barnes & Noble Education, Inc. *	3,122	20,324
Barnes & Noble, Inc.	4,926	37,438
Big 5 Sporting Goods Corp.	1,497	11,452
Boot Barn Holdings, Inc. *	922	8,206
Buckle, Inc. (The)	2,185	36,817
Build-A-Bear Workshop, Inc. *	1,105	10,111
Caleres, Inc.	3,700	112,924
Camping World Holdings, Inc., Class A	2,000	81,480
Carvana Co. *	1,330	19,524
Cato Corp., (The), Class A	2,030	26,857
Chico's FAS, Inc.	11,271	100,875
Children's Place, Inc. (The)	1,468	173,444
Citi Trends, Inc.	1,298	25,791
Conn's, Inc. *(a)	1,614	45,434
Container Store Group, Inc. (The) *	1,542	6,492
DSW, Inc., Class A	5,812	124,842
Express, Inc. *	6,091	41,175
Finish Line, Inc., (The), Class A	3,610	43,428
Five Below, Inc. *	4,627	253,930
Francesca's Holdings Corp. *	3,266	24,038
Genesco, Inc. *	1,619	43,065
GNC Holdings, Inc., Class A	5,928	52,403
Group 1 Automotive, Inc.	1,795	130,066
Guess?, Inc.	4,778	81,369
Haverty Furniture Cos., Inc.	1,689	44,167
Hibbett Sports, Inc. *	1,921	27,374
J. Jill, Inc. *	1,035	11,271
Kirkland's, Inc. *	1,302	14,882
Lithia Motors, Inc., Class A	2,051	246,756
Lumber Liquidators Holdings, Inc. *	2,470	96,281
MarineMax, Inc. *	2,047	33,878
Monro, Inc.	2,712	152,008
Office Depot, Inc.	43,596	197,926
Party City Holdco, Inc. *(a)	1,941	26,301
Pier 1 Imports, Inc.	6,957	29,150
Rent-A-Center, Inc. (a)	4,092	46,976
RH *	1,710	120,247
Select Comfort Corp. *	3,651	113,364
Shoe Carnival, Inc.	1,156	25,871
Sonic Automotive, Inc., Class A	2,180	44,472

Sportsman's Warehouse Holdings, Inc. *(a)	2,022	9,119
Tailored Brands, Inc.	4,129	59,623
Tile Shop Holdings, Inc.	2,986	37,922
Tilly's, Inc., Class A	827	9,916
Vitamin Shoppe, Inc. *	1,983	10,609
Winmark Corp.	223	29,380
Zumiez, Inc. *	1,698	30,734
		3,637,066

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *	9,267	124,085
Avid Technology, Inc. *	2,494	11,323
CPI Card Group, Inc.	1,394	1,645
Cray, Inc. *	3,150	61,267
Diebold Nixdorf, Inc. (a)	6,637	151,655
Eastman Kodak Co. *	1,582	11,628
Electronics For Imaging, Inc. *	4,061	173,323
Immersion Corp. *	2,323	18,979
Intevac, Inc. *	1,706	14,416
Pure Storage, Inc., Class A *	8,171	130,654
Quantum Corp. *	2,457	15,037
Stratasys Ltd. *	4,388	101,451
Super Micro Computer, Inc. *	3,338	73,770
USA Technologies, Inc. *	2,793	17,456
		906,689

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	2,563	157,829
Crocs, Inc. *	5,941	57,628
Culp, Inc.	785	25,709
Deckers Outdoor Corp. *	2,802	191,685
Delta Apparel, Inc. *	555	11,938
Fossil Group, Inc. *	3,623	33,803
G-III Apparel Group Ltd. *	3,714	107,780
Iconix Brand Group, Inc. *	3,684	20,962
Movado Group, Inc.	1,238	34,664
Oxford Industries, Inc.	1,446	91,879
Perry Ellis International, Inc. *	933	22,075
Sequential Brands Group, Inc. *	2,800	8,372
Steven Madden Ltd. *	5,084	220,137
Superior Uniform Group, Inc.	573	13,122
Unifi, Inc. *	1,199	42,720
Vera Bradley, Inc. *	1,814	15,981
Wolverine World Wide, Inc.	8,070	232,819
		1,289,103

Thrifts & Mortgage Finance - 2.2%
ASB Bancorp, Inc. *	247	11,140
Astoria Financial Corp.	7,952	170,968
Bank Mutual Corp.	3,599	36,530
BankFinancial Corp.	1,183	18,798

Bear State Financial, Inc.	1,029	10,558
Beneficial Bancorp, Inc.	5,863	97,326
BofI Holding, Inc. *	5,179	147,446
BSB Bancorp, Inc. *	625	18,719
Capitol Federal Financial, Inc.	11,014	161,906
Charter Financial Corp.	1,280	23,718
Clifton Bancorp, Inc.	1,706	28,524
Dime Community Bancshares, Inc.	2,402	51,643
Entegra Financial Corp. *	555	13,847
ESSA Bancorp, Inc.	636	9,985
Essent Group Ltd. *	6,781	274,630
Federal Agricultural Mortgage Corp., Class C	669	48,663
First Defiance Financial Corp.	799	41,939
Flagstar Bancorp, Inc. *	1,712	60,742
Greene County Bancorp, Inc.	235	7,062
Hingham Institution for Savings	102	19,408
Home Bancorp, Inc. (a)	448	18,735
HomeStreet, Inc. *	2,092	56,484
Impac Mortgage Holdings, Inc. *	665	8,685
Kearny Financial Corp.	7,369	113,114
LendingTree, Inc. *	549	134,203
Malvern Bancorp, Inc. *	564	15,087
Meridian Bancorp, Inc.	3,759	70,105
Meta Financial Group, Inc.	787	61,701
MGIC Investment Corp. *	31,512	394,845
Nationstar Mortgage Holdings, Inc. *	2,532	47,019
NMI Holdings, Inc., Class A *	4,529	56,160
Northfield Bancorp, Inc.	3,620	62,807
Northwest Bancshares, Inc.	8,299	143,324
OceanFirst Financial Corp.	2,767	76,065
Oconee Federal Financial Corp.	109	3,056
Ocwen Financial Corp. *	8,291	28,521
Oritani Financial Corp.	3,473	58,346
PCSB Financial Corp. *	1,589	29,969
PennyMac Financial Services, Inc., Class A *	1,102	19,616
PHH Corp. *	4,575	63,730
Provident Bancorp, Inc. *	344	7,964
Provident Financial Holdings, Inc.	514	10,074
Provident Financial Services, Inc.	5,275	140,684
Prudential Bancorp, Inc.	713	13,212
Radian Group, Inc.	18,474	345,279
Riverview Bancorp, Inc.	1,689	14,188
SI Financial Group, Inc.	867	12,962
Southern Missouri Bancorp, Inc.	455	16,603
Territorial Bancorp, Inc.	665	20,994
Timberland Bancorp, Inc.	546	17,112
TrustCo Bank Corp.	7,825	69,642
United Community Financial Corp.	3,416	32,794
United Financial Bancorp, Inc.	4,442	81,244
Walker & Dunlop, Inc. *	2,377	124,388
Washington Federal, Inc.	7,539	253,687

Waterstone Financial, Inc.	2,330	45,435
Western New England Bancorp, Inc.	2,115	23,053
WSFS Financial Corp.	2,653	129,334
		4,073,773

Tobacco - 0.2%
Turning Point Brands, Inc. *	464	7,888
Universal Corp.	2,076	118,955
Vector Group Ltd.	8,410	172,148
		298,991

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,177	93,105
Applied Industrial Technologies, Inc.	3,363	221,285
Beacon Roofing Supply, Inc. *	5,665	290,331
BMC Stock Holdings, Inc. *	5,748	122,720
CAI International, Inc. *	1,481	44,904
DXP Enterprises, Inc. *	1,272	40,055
EnviroStar, Inc.	308	8,516
Foundation Building Materials, Inc. *	1,140	16,120
GATX Corp.	3,383	208,258
GMS, Inc. *	2,341	82,871
H&E Equipment Services, Inc.	2,409	70,343
Herc Holdings, Inc. *	2,127	104,500
Huttig Building Products, Inc. *	2,091	14,762
Kaman Corp.	2,318	129,298
Lawson Products, Inc. *	447	11,264
MRC Global, Inc. *	8,098	141,634
Neff Corp., Class A *	900	22,500
Nexeo Solutions, Inc. *	2,306	16,834
NOW, Inc. *	9,243	127,646
Rush Enterprises, Inc., Class A *	2,612	120,909
Rush Enterprises, Inc., Class B *	513	22,377
SiteOne Landscape Supply, Inc. *	2,937	170,640
Textainer Group Holdings Ltd. *	2,237	38,365
Titan Machinery, Inc. *	1,521	23,621
Triton International Ltd.	3,814	126,930
Veritiv Corp. *	1,008	32,760
Willis Lease Finance Corp. *	332	8,164
		2,310,712

Water Utilities - 0.3%
American States Water Co.	3,156	155,433
AquaVenture Holdings Ltd. *	599	8,086
Artesian Resources Corp., Class A	490	18,522
Cadiz, Inc. *	1,834	23,292
California Water Service Group	4,151	158,361
Connecticut Water Service, Inc.	883	52,362
Consolidated Water Co. Ltd.	1,137	14,554
Global Water Resources, Inc.	641	6,038
Middlesex Water Co.	1,246	48,930

Pure Cycle Corp. *	1,502	11,265
SJW Group	1,344	76,070
York Water Co. (The)	992	33,629
		606,542

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. *	2,827	60,413
Shenandoah Telecommunications Co.	4,079	151,739
Spok Holdings, Inc.	1,597	24,514
		236,666

Total Common Stocks (Cost $128,671,342)		175,470,591

EXCHANGE-TRADED FUNDS - 3.1%
iShares Russell 2000 ETF	39,500	5,853,110

Total Exchange-Traded Funds (Cost $4,649,870)		5,853,110

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bills, 1.08%, 3/1/18 ^	1,000,000	995,343

Total U.S. Treasury Obligations (Cost $995,470)		995,343

TIME DEPOSIT - 2.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	5,235,313	5,235,313

Total Time Deposit (Cost $5,235,313)		5,235,313

	SHARES	VALUE ($)
RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Chelsea Therapeutics International Ltd. CVR *(b)	5,785	—
Dyax Corp. CVR, Exp. 12/31/19 *(b)(d)	11,242	12,479
Tobira Therapeutics, Inc. CVR *(b)	690	9,480
		21,959

Pharmaceuticals - 0.0% (c)
Forest Laboratories, Inc. CVR *(b)	1,024	—
Omthera Pharmaceutical, Inc. CVR *(b)	508	305
		305

Total Rights (Cost $12,520)		22,264

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	3,976,593	3,976,593

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,976,593)		3,976,593

TOTAL INVESTMENTS (Cost $143,541,108) - 102.1%		191,553,214
Other assets and liabilities, net - (2.1%)		(3,961,617)
NET ASSETS - 100.0%		187,591,597

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $3,903,519 as of September 30, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3.
(c) Amount is less than 0.05%.
(d) Restricted security, acquired on January 25, 2016 with an acquisition cost of $12,479. Total market value of the restricted security amounts to $12,479, which represents less than 0.05% of the net assets of the Portfolio as of September 30, 2017.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	87	12/17	$6,494,115	$413,685

During the fiscal year to date ended September 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $413,685.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3*	TOTAL
Common Stocks	$175,468,462	**	$—	$2,129	$175,470,591
Exchange-Traded Funds	5,853,110		—	—	5,853,110
U.S. Treasury Obligations	—		995,343	—	995,343
Time Deposit	—		5,235,313	—	5,235,313
Rights	—		—	22,264	22,264
Short Term Investment of Cash Collateral for Securities Loaned	3,976,593		—	—	3,976,593
TOTAL	$185,298,165		$6,230,656	$24,393	$191,553,214

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts***	$413,685		$—	$—	$413,685

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
*** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Australia - 6.7%
AGL Energy Ltd.	6,879	126,317
Alumina Ltd. (a)	24,958	43,252
Amcor Ltd.	11,722	140,199
AMP Ltd.	30,156	114,510
APA Group	11,361	74,527
Aristocrat Leisure Ltd.	5,521	91,193
ASX Ltd.	1,973	81,320
Aurizon Holdings Ltd.	20,921	80,621
AusNet Services	18,034	23,930
Australia & New Zealand Banking Group Ltd.	29,630	690,189
Bank of Queensland Ltd.	3,884	39,636
Bendigo & Adelaide Bank Ltd.	4,706	42,967
BGP Holdings plc (b)	77,172	—
BHP Billiton Ltd.	31,203	632,790
BlueScope Steel Ltd.	2,854	24,654
Boral Ltd.	10,917	58,209
Brambles Ltd.	16,054	113,631
Caltex Australia Ltd.	2,659	67,090
Challenger Ltd.	5,824	57,088
CIMIC Group Ltd.	1,008	35,030
Coca-Cola Amatil Ltd.	5,839	35,443
Cochlear Ltd.	583	72,924
Commonwealth Bank of Australia	17,696	1,047,837
Computershare Ltd.	4,753	54,076
Crown Resorts Ltd.	3,713	33,015
CSL Ltd.	4,618	486,151
Dexus	9,869	73,646
Domino's Pizza Enterprises Ltd. (a)	625	22,518
Flight Centre Travel Group Ltd. (a)	565	19,997
Fortescue Metals Group Ltd.	15,873	64,282
Goodman Group	18,131	117,390
GPT Group (The)	18,331	71,430
Harvey Norman Holdings Ltd. (a)	5,671	17,298
Healthscope Ltd.	17,690	23,222
Incitec Pivot Ltd.	17,202	48,735
Insurance Australia Group Ltd.	24,790	124,158
Lend Lease Group	5,640	79,463
Macquarie Group Ltd.	3,100	221,948
Medibank Pvt Ltd.	28,079	64,424
Mirvac Group	37,741	67,892
National Australia Bank Ltd.	26,893	666,756
Newcrest Mining Ltd.	7,815	128,633
Oil Search Ltd.	13,972	77,087
Orica Ltd.	3,807	59,260

Origin Energy Ltd. *	13,005	76,590
Qantas Airways Ltd.	4,855	22,237
QBE Insurance Group Ltd.	13,981	110,220
Ramsay Health Care Ltd.	1,442	70,556
REA Group Ltd.	537	28,286
Rio Tinto Ltd. (a)	4,756	249,285
Santos Ltd. *	16,283	51,635
Scentre Group	53,893	166,363
Seek Ltd.	3,336	43,559
Sonic Healthcare Ltd.	4,020	66,060
South32 Ltd.	54,280	140,423
Stockland	24,388	82,361
Suncorp Group Ltd.	13,117	134,686
Sydney Airport	11,138	62,200
TABCORP Holdings Ltd.	8,477	28,416
Tatts Group Ltd.	14,932	46,715
Telstra Corp. Ltd.	43,312	118,651
TPG Telecom Ltd. (a)	3,460	13,245
Transurban Group	23,430	218,796
Treasury Wine Estates Ltd.	7,525	80,952
Vicinity Centres	34,307	71,655
Wesfarmers Ltd.	11,398	370,019
Westfield Corp.	19,982	123,031
Westpac Banking Corp.	35,122	883,442
Woodside Petroleum Ltd.	7,674	175,720
Woolworths Ltd.	11,383	225,426
		9,875,267

Austria - 0.2%
Andritz AG	742	42,883
Erste Group Bank AG	3,045	131,559
OMV AG	1,501	87,509
Raiffeisen Bank International AG *	1,194	40,020
Voestalpine AG	1,159	59,101
		361,072

Belgium - 1.2%
Ageas	1,987	93,456
Anheuser-Busch InBev SA/NV	7,712	921,871
Colruyt SA	686	35,149
Groupe Bruxelles Lambert SA	822	86,525
KBC Groep NV	2,956	250,787
Proximus	1,550	53,435
Solvay SA	755	112,871
Telenet Group Holding NV *	537	35,546
UCB SA	1,289	91,865
Umicore SA	970	80,302
		1,761,807

Denmark - 1.9%
AP Moller - Maersk A/S, Class A	38	69,957

AP Moller - Maersk A/S, Class B	66	125,668
Carlsberg A/S, Class B	1,090	119,610
Chr Hansen Holding A/S	1,008	86,529
Coloplast A/S, Class B	1,211	98,462
Danske Bank A/S	6,970	279,313
DONG Energy A/S (c)	1,584	90,799
DSV A/S	1,937	146,739
Genmab A/S *	579	128,043
ISS A/S	1,703	68,658
Novo Nordisk A/S, Class B	19,905	957,007
Novozymes A/S, Class B	2,351	120,765
Pandora A/S	1,125	111,231
TDC A/S	8,279	48,553
Tryg A/S	1,180	27,283
Vestas Wind Systems A/S	2,242	201,524
William Demant Holding A/S *	1,220	32,255
		2,712,396

Finland - 1.0%
Elisa Oyj	1,450	62,465
Fortum Oyj	4,528	90,478
Kone Oyj, Class B	3,849	204,033
Metso Oyj	1,149	42,169
Neste Oyj	1,307	57,122
Nokia Oyj	54,646	328,341
Nokian Renkaat Oyj	1,167	51,929
Orion Oyj, Class B	1,045	48,522
Sampo Oyj, Class A	4,524	239,430
Stora Enso Oyj, Class R	5,616	79,439
UPM-Kymmene Oyj	5,441	147,620
Wartsila Oyj Abp	1,508	106,760
		1,458,308

France - 10.0%
Accor SA	1,729	85,989
Aeroports de Paris	302	48,820
Air Liquide SA	3,935	524,755
Alstom SA *	1,563	66,409
Arkema SA	692	84,910
Atos SE	898	139,287
AXA SA	19,630	593,457
BNP Paribas SA	11,037	890,418
Bollore SA	8,863	44,320
Bouygues SA	2,111	100,211
Bureau Veritas SA	2,703	69,757
Capgemini SE	1,946	228,119
Carrefour SA	5,253	106,044
Casino Guichard-Perrachon SA	577	34,220
Cie de Saint-Gobain	5,606	334,006
Cie Generale des Etablissements Michelin	2,072	302,308
CNP Assurances	1,750	41,026

Credit Agricole SA	11,374	207,054
Danone SA	5,975	469,299
Dassault Aviation SA	23	37,216
Dassault Systemes SE	1,309	132,435
Edenred	2,118	57,577
Eiffage SA	600	62,138
Electricite de France SA	2,649	32,173
Engie SA	16,794	285,186
Essilor International SA	2,096	259,773
Eurazeo SA	433	38,703
Eutelsat Communications SA	1,779	52,663
Fonciere des Regions	345	35,844
Gecina SA	419	67,982
Groupe Eurotunnel SE	4,766	57,456
Hermes International	359	181,126
Icade SA	377	33,634
Iliad SA	269	71,501
Imerys SA	365	32,980
Ingenico Group	559	52,995
JC Decaux SA	757	28,381
Kering	766	305,149
Klepierre SA	2,243	88,097
L'Oreal SA	2,549	540,499
Lagardere SCA	1,203	40,301
Legrand SA	2,703	195,076
LVMH Moet Hennessy Louis Vuitton SE	2,945	814,108
Natixis SA	9,571	76,596
Orange SA	20,255	331,654
Pernod-Ricard SA	2,149	297,281
Peugeot SA	4,946	117,740
Publicis Groupe SA	1,932	135,157
Remy Cointreau SA	223	26,416
Renault SA	1,945	191,111
Rexel SA	3,081	53,300
Safran SA	3,165	323,429
Sanofi SA	11,989	1,193,465
Schneider Electric SE	5,702	496,536
SCOR SE	1,663	69,744
SEB SA	228	41,843
Societe BIC SA	293	35,122
Societe Generale SA	7,766	455,098
Sodexo SA	933	116,309
Suez	3,330	60,802
Thales SA	1,075	121,744
Total SA (a)	23,409	1,256,933
Unibail-Rodamco SE	1,149	279,601
Valeo SA	2,412	178,972
Veolia Environnement SA	4,847	112,004
Vinci SA	5,124	486,847
Vivendi SA	10,418	263,928
Wendel SA	285	46,168

Zodiac Aerospace	2,069	59,818
		14,701,020

Germany - 9.7%
adidas AG	1,905	431,419
Allianz SE	4,785	1,074,648
Axel Springer SE	440	28,299
BASF SE	9,760	1,039,793
Bayer AG	8,586	1,172,876
Bayerische Motoren Werke AG	3,351	340,107
Bayerische Motoren Werke AG, PFC Shares	555	49,471
Beiersdorf AG	1,027	110,573
Brenntag AG	1,575	87,800
Commerzbank AG *	10,853	148,008
Continental AG	1,113	282,668
Covestro AG (c)	1,139	98,012
Daimler AG	9,674	772,227
Deutsche Bank AG	18,506	320,353
Deutsche Boerse AG	1,953	212,038
Deutsche Lufthansa AG	2,376	66,074
Deutsche Post AG	9,820	437,719
Deutsche Telekom AG	33,138	618,829
Deutsche Wohnen SE	3,440	146,195
E.ON SE	22,862	259,174
Evonik Industries AG	1,650	58,992
Fraport AG Frankfurt Airport Services Worldwide	424	40,300
Fresenius Medical Care AG & Co. KGaA	2,173	212,446
Fresenius SE & Co. KGaA	4,147	335,368
Fuchs Petrolub SE, PFC Shares	708	41,928
GEA Group AG (a)	2,607	118,680
Hannover Rueck SE	614	74,053
HeidelbergCement AG	1,506	154,982
Henkel AG & Co. KGaA	1,059	128,955
Henkel AG & Co. KGaA, PFC Shares	1,803	245,645
Hochtief AG	211	35,638
Hugo Boss AG	681	60,090
Infineon Technologies AG	11,462	288,985
Innogy SE (c)	1,405	62,592
K&S AG (a)	1,951	53,185
Lanxess AG	933	73,680
Linde AG	1,880	390,942
MAN SE	359	40,525
Merck KGAA	1,308	145,676
METRO AG *	1,817	38,408
Muenchener Rueckversicherungs-Gesellschaft AG	1,630	348,862
OSRAM Licht AG	907	72,442
Porsche Automobil Holding SE, PFC Shares	1,254	80,233
ProSiebenSat.1 Media SE	2,358	80,467
RWE AG *	4,041	91,933
SAP SE	10,177	1,115,859
Schaeffler AG, PFC Shares	1,692	27,301

Siemens AG	7,996	1,128,310
Symrise AG	1,257	95,563
Telefonica Deutschland Holding AG	7,582	42,608
ThyssenKrupp AG	3,750	111,374
TUI AG	5,085	86,289
United Internet AG	1,254	78,165
Volkswagen AG	330	55,819
Volkswagen AG, PFC Shares	1,662	271,330
Vonovia SE	4,716	200,844
Zalando SE *(c)	881	44,220
		14,228,972

Hong Kong - 3.6%
AIA Group Ltd.	125,366	928,122
ASM Pacific Technology Ltd.	2,474	35,736
Bank of East Asia Ltd. (The)	12,310	53,359
BOC Hong Kong Holdings Ltd.	44,456	216,545
CK Asset Holdings Ltd.	31,247	259,767
CK Hutchison Holdings Ltd.	29,847	382,289
CK Infrastructure Holdings Ltd.	6,756	58,244
CLP Holdings Ltd.	16,622	170,651
First Pacific Co. Ltd.	21,797	17,427
Galaxy Entertainment Group Ltd.	23,913	169,052
Genting Singapore plc	61,654	53,313
Hang Lung Group Ltd.	8,939	32,190
Hang Lung Properties Ltd.	22,926	54,583
Hang Seng Bank Ltd.	7,740	189,225
Henderson Land Development Co. Ltd.	12,237	81,393
HK Electric Investments & HK Electric Investments Ltd. (c)	27,027	24,698
HKT Trust & HKT Ltd.	27,020	32,860
Hong Kong & China Gas Co. Ltd.	84,956	160,085
Hong Kong Exchanges & Clearing Ltd.	12,606	340,464
Hongkong Land Holdings Ltd.	11,994	86,485
Hysan Development Co. Ltd.	6,398	30,186
I-CABLE Communications Ltd. *	5,967	200
Jardine Matheson Holdings Ltd.	2,519	159,765
Jardine Strategic Holdings Ltd.	2,100	90,827
Kerry Properties Ltd.	6,621	27,501
Link	22,689	184,506
Melco Resorts & Entertainment, Ltd. (ADR)	1,940	46,793
MGM China Holdings Ltd. (a)	9,686	23,246
MTR Corp. Ltd.	14,981	87,717
New World Development Co. Ltd.	57,431	82,868
NWS Holdings Ltd.	15,628	30,548
PCCW Ltd.	42,738	23,198
Power Assets Holdings Ltd.	14,042	121,886
Sands China Ltd.	24,683	129,094
Shangri-La Asia Ltd.	12,775	23,711
Sino Land Co. Ltd.	31,433	55,416
SJM Holdings Ltd.	20,186	18,544
Sun Hung Kai Properties Ltd.	14,652	238,685

Swire Pacific Ltd., Class A	5,537	53,905
Swire Properties Ltd.	11,929	40,512
Techtronic Industries Co. Ltd.	14,025	75,077
WH Group Ltd. (c)	81,549	86,850
Wharf Holdings Ltd. (The)	13,906	124,405
Wheelock & Co. Ltd.	8,286	58,490
Wynn Macau Ltd.	15,891	42,977
Yue Yuen Industrial Holdings Ltd.	7,565	28,864
		5,232,259

Ireland - 1.0%
Bank of Ireland Group plc *	9,350	76,582
CRH plc	8,398	319,492
DCC plc	904	87,780
Experian plc	9,697	194,780
James Hardie Industries plc CDI	4,543	63,409
Kerry Group plc, Class A	1,614	154,885
Paddy Power Betfair plc	811	80,918
Ryanair Holdings plc *	1,686	32,455
Shire plc	9,456	481,629
		1,491,930

Israel - 0.4%
Azrieli Group Ltd.	432	24,027
Bank Hapoalim BM	10,868	76,050
Bank Leumi Le-Israel BM	14,751	78,395
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	30,218
Check Point Software Technologies Ltd. *	1,301	148,340
Elbit Systems Ltd.	237	34,844
Frutarom Industries Ltd.	387	29,768
Mizrahi Tefahot Bank Ltd.	1,418	25,431
Nice Ltd.	610	49,410
Taro Pharmaceutical Industries Ltd. *	152	17,129
Teva Pharmaceutical Industries Ltd.	4,374	77,832
Teva Pharmaceutical Industries Ltd. (ADR)	941	16,562
		608,006

Italy - 2.1%
Assicurazioni Generali SpA	11,841	220,850
Atlantia SpA	4,209	132,995
Enel SpA	82,329	495,975
Eni SpA	24,813	410,945
Ferrari NV	1,252	138,532
GEDI Gruppo Editoriale SpA *	445	395
Intesa Sanpaolo SpA	128,425	454,664
Intesa Sanpaolo SpA, PFC Shares	9,507	31,503
Leonardo SpA	4,126	77,363
Luxottica Group SpA	1,726	96,586
Mediobanca SpA	5,772	62,028
Poste Italiane SpA (c)	5,326	39,235
Prysmian SpA	1,988	67,169

Snam SpA	31,310	150,884
Telecom Italia SpA *	103,232	96,835
Telecom Italia SpA, PFC Shares	61,458	46,255
Terna Rete Elettrica Nazionale SpA	15,370	89,808
UniCredit SpA *	20,429	435,949
UnipolSai Assicurazioni SpA	11,540	26,985
		3,074,956

Japan - 23.0%
ABC-Mart, Inc.	336	17,748
Acom Co. Ltd. *	4,068	15,783
AEON Co. Ltd.	6,667	98,542
AEON Financial Service Co. Ltd. (a)	1,135	23,744
AEON Mall Co. Ltd.	1,161	20,667
Air Water, Inc.	1,519	28,048
Aisin Seiki Co. Ltd.	1,952	102,915
Ajinomoto Co. Inc.	5,499	107,311
Alfresa Holdings Corp.	1,916	35,102
Alps Electric Co. Ltd.	1,919	50,717
Amada Holdings Co. Ltd.	3,469	38,087
ANA Holdings, Inc.	1,183	44,815
Aozora Bank Ltd.	1,206	45,917
Asahi Glass Co. Ltd.	2,056	76,366
Asahi Group Holdings Ltd.	3,915	158,317
Asahi Kasei Corp.	12,870	158,590
Asics Corp.	1,631	24,326
Astellas Pharma, Inc.	21,801	277,473
Bandai Namco Holdings, Inc.	2,037	69,981
Bank of Kyoto Ltd. (The) (a)	619	31,487
Benesse Holdings, Inc.	678	24,461
Bridgestone Corp.	6,584	298,938
Brother Industries Ltd.	2,405	56,074
Calbee, Inc. (a)	818	28,729
Canon, Inc.	11,600	396,963
Casio Computer Co. Ltd. (a)	2,331	32,880
Central Japan Railway Co.	1,459	256,039
Chiba Bank Ltd. (The)	7,141	51,140
Chubu Electric Power Co., Inc.	6,569	81,638
Chugai Pharmaceutical Co. Ltd.	2,282	94,831
Chugoku Bank Ltd. (The) (a)	1,735	23,796
Chugoku Electric Power Co., Inc. (The) (a)	2,837	30,138
Coca-Cola Bottlers Japan, Inc.	2,300	74,496
Concordia Financial Group Ltd.	11,931	59,010
Credit Saison Co. Ltd.	1,512	31,373
CYBERDYNE, Inc. *(a)	1,053	14,043
Dai Nippon Printing Co. Ltd. (a)	2,706	64,882
Dai-ichi Life Holdings, Inc.	10,913	195,753
Daicel Corp.	2,854	34,413
Daiichi Sankyo Co. Ltd.	6,100	137,657
Daikin Industries Ltd.	2,373	240,320
Daito Trust Construction Co. Ltd.	716	130,443

Daiwa House Industry Co. Ltd.	5,732	197,998
Daiwa House Residential Investment Corp.	13	31,116
Daiwa Securities Group, Inc.	16,944	96,052
DeNA Co., Ltd.	1,068	23,955
Denso Corp.	4,822	244,043
Dentsu, Inc.	2,205	96,861
Don Quijote Holdings Co. Ltd.	1,209	45,190
East Japan Railway Co. (a)	3,350	309,233
Eisai Co. Ltd.	2,551	131,001
Electric Power Development Co. Ltd.	1,493	37,505
FamilyMart UNY Holdings Co. Ltd.	833	43,884
FANUC Corp.	1,862	377,527
Fast Retailing Co. Ltd.	536	158,096
Fuji Electric Co. Ltd.	5,708	31,672
FUJIFILM Holdings Corp.	4,427	171,995
Fujitsu Ltd.	18,994	141,364
Fukuoka Financial Group, Inc.	7,889	36,492
Hachijuni Bank Ltd. (The)	4,168	26,079
Hakuhodo DY Holdings, Inc.	2,178	28,676
Hamamatsu Photonics KK	1,451	43,895
Hankyu Hanshin Holdings, Inc.	2,462	93,472
Hikari Tsushin, Inc.	219	27,474
Hino Motors Ltd.	2,636	32,257
Hirose Electric Co. Ltd.	326	45,903
Hiroshima Bank Ltd. (The)	2,550	20,675
Hisamitsu Pharmaceutical Co., Inc.	630	30,276
Hitachi Chemical Co. Ltd.	1,062	29,142
Hitachi Construction Machinery Co. Ltd.	1,096	32,481
Hitachi High-Technologies Corp.	702	25,496
Hitachi Ltd.	48,924	344,956
Hitachi Metals Ltd.	2,186	30,464
Honda Motor Co. Ltd.	17,201	508,126
Hoshizaki Corp.	516	45,327
HOYA Corp.	4,023	217,559
Hulic Co. Ltd.	3,040	29,809
Idemitsu Kosan Co. Ltd.	897	25,351
IHI Corp. *	1,498	52,225
Iida Group Holdings Co. Ltd.	1,500	26,759
INPEX Corp.	9,691	103,236
Isetan Mitsukoshi Holdings Ltd. (a)	3,424	35,780
Isuzu Motors Ltd.	6,055	80,282
ITOCHU Corp.	15,148	248,196
J Front Retailing Co. Ltd.	2,460	34,013
Japan Airlines Co. Ltd.	1,220	41,299
Japan Airport Terminal Co. Ltd. (a)	473	16,853
Japan Exchange Group, Inc.	5,318	94,203
Japan Post Bank Co. Ltd.	4,129	51,028
Japan Prime Realty Investment Corp.	8	26,732
Japan Real Estate Investment Corp.	13	62,506
Japan Retail Fund Investment Corp.	25	44,861
Japan Tobacco, Inc.	11,134	364,872

JFE Holdings, Inc.	5,325	104,156
JGC Corp.	2,113	34,219
JSR Corp.	1,959	37,248
JTEKT Corp.	2,275	31,492
JXTG Holdings, Inc.	29,238	150,758
Kajima Corp.	9,163	91,075
Kakaku.com, Inc. (a)	1,455	18,562
Kamigumi Co. Ltd.	1,189	27,535
Kaneka Corp.	2,854	22,176
Kansai Electric Power Co., Inc. (The)	7,178	91,875
Kansai Paint Co. Ltd.	2,223	55,999
Kao Corp.	5,601	329,749
Kawasaki Heavy Industries Ltd.	1,448	48,008
KDDI Corp.	18,567	489,425
Keihan Holdings Co. Ltd.	1,038	30,413
Keikyu Corp.	2,390	48,458
Keio Corp.	1,180	48,620
Keisei Electric Railway Co. Ltd.	1,406	38,900
Keyence Corp.	1,000	531,868
Kikkoman Corp. (a)	1,501	46,119
Kintetsu Group Holdings Co. Ltd.	1,847	68,701
Kirin Holdings Co. Ltd.	8,326	195,610
Kobe Steel Ltd. (a)	3,157	36,155
Koito Manufacturing Co. Ltd. (a)	1,147	72,026
Komatsu Ltd.	9,346	264,651
Konami Holdings Corp. (a)	951	45,784
Konica Minolta, Inc. (a)	4,612	37,893
Kose Corp.	308	35,304
Kubota Corp.	10,711	194,840
Kuraray Co. Ltd.	3,618	67,692
Kurita Water Industries Ltd.	1,032	29,825
Kyocera Corp.	3,248	201,590
Kyowa Hakko Kirin Co. Ltd.	2,644	45,051
Kyushu Electric Power Co., Inc.	4,351	46,223
Kyushu Financial Group, Inc.	3,543	21,812
Lawson, Inc. (a)	364	24,104
LINE Corp. *(a)	439	15,876
Lion Corp.	2,422	44,255
LIXIL Group Corp.	2,713	72,047
M3, Inc.	1,979	56,424
Mabuchi Motor Co. Ltd.	499	25,000
Makita Corp.	2,284	92,184
Marubeni Corp.	16,833	115,074
Marui Group Co. Ltd. (a)	2,130	30,491
Maruichi Steel Tube Ltd.	575	16,740
Mazda Motor Corp.	5,810	89,009
McDonald’s Holdings Company (Japan), Ltd.	677	29,952
Mebuki Financial Group, Inc.	9,500	36,757
Medipal Holdings Corp.	1,745	30,327
MEIJI Holdings Co. Ltd.	1,167	92,413
MINEBEA MITSUMI, Inc.	3,459	54,176

Miraca Holdings, Inc.	583	27,141
MISUMI Group, Inc.	2,780	73,273
Mitsubishi Chemical Holdings Corp.	13,822	131,779
Mitsubishi Corp. (a)	15,290	355,734
Mitsubishi Electric Corp. (a)	19,560	305,984
Mitsubishi Estate Co. Ltd.	12,668	220,162
Mitsubishi Gas Chemical Co., Inc.	1,848	43,361
Mitsubishi Heavy Industries Ltd.	2,944	116,404
Mitsubishi Materials Corp.	1,139	39,452
Mitsubishi Motors Corp. (a)	6,788	53,743
Mitsubishi Tanabe Pharma Corp.	2,289	52,549
Mitsubishi UFJ Financial Group, Inc.	132,376	860,686
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	24,226
Mitsui & Co. Ltd.	17,275	255,513
Mitsui Chemicals, Inc.	1,876	57,051
Mitsui Fudosan Co. Ltd.	9,031	195,819
Mitsui OSK Lines Ltd.	1,168	35,454
Mixi, Inc. (a)	472	22,796
Mizuho Financial Group, Inc.	244,114	427,941
MS&AD Insurance Group Holdings, Inc.	5,128	165,257
Murata Manufacturing Co. Ltd.	1,938	285,309
Nabtesco Corp.	1,148	42,713
Nagoya Railroad Co. Ltd.	1,875	40,384
NEC Corp.	2,656	72,042
Nexon Co. Ltd. *	1,775	46,403
NGK Insulators Ltd.	2,671	50,045
NGK Spark Plug Co. Ltd.	1,823	38,824
NH Foods Ltd.	1,767	48,564
Nidec Corp.	2,414	296,755
Nikon Corp.	3,474	60,244
Nintendo Co. Ltd.	1,147	422,937
Nippon Building Fund, Inc.	14	69,798
Nippon Electric Glass Co. Ltd.	862	33,415
Nippon Express Co. Ltd.	847	55,192
Nippon Paint Holdings Co. Ltd.	1,658	56,404
Nippon Prologis REIT, Inc.	15	31,616
Nippon Steel & Sumitomo Metal Corp.	8,176	187,996
Nippon Telegraph & Telephone Corp.	7,002	320,836
Nippon Yusen KK *	1,647	34,276
Nissan Chemical Industries Ltd.	1,247	43,884
Nissan Motor Co. Ltd.	24,443	242,148
Nisshin Seifun Group, Inc.	2,017	33,764
Nissin Foods Holdings Co. Ltd.	598	36,335
Nitori Holdings Co. Ltd.	816	116,698
Nitto Denko Corp.	1,670	139,297
NOK Corp.	970	21,698
Nomura Holdings, Inc.	36,757	206,243
Nomura Real Estate Holdings, Inc.	1,270	27,092
Nomura Real Estate Master Fund, Inc.	40	52,006
Nomura Research Institute Ltd.	1,300	50,769
NSK Ltd.	4,496	60,701

NTT Data Corp.	6,430	68,808
NTT DoCoMo, Inc.	14,024	320,543
Obayashi Corp.	6,620	79,403
Obic Co. Ltd.	660	41,553
Odakyu Electric Railway Co. Ltd.	3,005	57,020
Oji Holdings Corp.	8,273	44,671
Olympus Corp.	2,969	100,608
Omron Corp.	1,963	100,098
Ono Pharmaceutical Co. Ltd. (a)	4,205	95,447
Oracle Corp. Japan	389	30,576
Oriental Land Co. Ltd.	2,224	169,557
ORIX Corp.	13,402	216,365
Osaka Gas Co. Ltd.	3,823	71,063
Otsuka Corp.	532	34,120
Otsuka Holdings Co. Ltd.	3,952	157,138
Panasonic Corp.	22,347	324,299
Park24 Co. Ltd. (a)	1,041	25,351
Pola Orbis Holdings, Inc.	932	28,181
Rakuten, Inc.	9,485	103,555
Recruit Holdings Co. Ltd.	11,157	241,588
Resona Holdings, Inc.	22,511	115,738
Ricoh Co. Ltd.	6,835	66,465
Rinnai Corp.	346	29,638
Rohm Co. Ltd.	907	77,828
Ryohin Keikaku Co. Ltd.	243	71,632
Santen Pharmaceutical Co. Ltd.	3,800	59,956
SBI Holdings, Inc.	2,175	32,801
Secom Co. Ltd.	2,125	154,752
Sega Sammy Holdings, Inc.	1,900	26,559
Seibu Holdings, Inc.	1,744	29,789
Seiko Epson Corp.	2,852	69,064
Sekisui Chemical Co. Ltd.	4,164	82,037
Sekisui House Ltd.	6,150	103,663
Seven & I Holdings Co. Ltd.	8,126	313,944
Seven Bank Ltd.	6,071	21,939
Sharp Corp. *(a)	1,524	46,097
Shimadzu Corp.	2,414	47,613
Shimamura Co. Ltd.	225	26,990
Shimano, Inc.	750	99,914
Shimizu Corp.	5,627	62,400
Shin-Etsu Chemical Co. Ltd.	3,936	352,272
Shinsei Bank Ltd.	1,823	29,212
Shionogi & Co. Ltd.	3,021	165,149
Shiseido Co. Ltd.	3,874	155,046
Shizuoka Bank Ltd. (The)	5,425	48,823
Showa Shell Sekiyu KK	1,921	22,145
SMC Corp.	579	204,596
SoftBank Group Corp.	10,122	820,857
Sohgo Security Services Co. Ltd.	728	33,417
Sompo Holdings, Inc.	3,599	140,251
Sony Corp.	12,780	476,805

Sony Financial Holdings, Inc.	1,774	29,111
Stanley Electric Co. Ltd.	1,534	52,614
Start Today Co. Ltd.	1,807	57,264
Subaru Corp.	6,228	224,626
Sumitomo Chemical Co. Ltd.	16,034	100,310
Sumitomo Corp. (a)	12,025	173,129
Sumitomo Dainippon Pharma Co. Ltd.	1,622	21,130
Sumitomo Electric Industries Ltd.	7,690	125,716
Sumitomo Heavy Industries Ltd.	1,128	45,269
Sumitomo Metal Mining Co. Ltd.	2,520	81,127
Sumitomo Mitsui Financial Group, Inc. (a)	14,197	545,721
Sumitomo Mitsui Trust Holdings, Inc.	3,382	122,167
Sumitomo Realty & Development Co. Ltd.	3,468	104,925
Sumitomo Rubber Industries Ltd.	1,743	31,991
Sundrug Co. Ltd.	752	31,162
Suntory Beverage & Food Ltd.	1,417	63,030
Suruga Bank Ltd.	1,775	38,304
Suzuken Co. Ltd.	790	28,098
Suzuki Motor Corp. (a)	3,478	182,543
Sysmex Corp.	1,593	101,778
T&D Holdings, Inc.	5,906	85,680
Taiheiyo Cement Corp.	1,231	47,574
Taisei Corp.	2,149	112,718
Taisho Pharmaceutical Holdings Co. Ltd.	367	27,886
Taiyo Nippon Sanso Corp.	1,324	15,691
Takashimaya Co. Ltd.	5,081	47,589
Takeda Pharmaceutical Co. Ltd.	7,200	398,130
TDK Corp.	1,255	85,281
Teijin Ltd.	1,907	37,623
Terumo Corp.	3,459	136,054
THK Co. Ltd.	1,228	41,885
Tobu Railway Co. Ltd.	1,974	54,232
Toho Co. Ltd.	1,156	40,365
Toho Gas Co. Ltd.	773	22,627
Tohoku Electric Power Co., Inc.	4,614	58,710
Tokio Marine Holdings, Inc.	6,900	270,048
Tokyo Electron Ltd.	1,588	244,471
Tokyo Gas Co. Ltd.	3,963	97,038
Tokyo Tatemono Co. Ltd.	2,101	26,875
Tokyu Corp.	5,415	76,691
Tokyu Fudosan Holdings Corp.	5,227	31,550
Toppan Printing Co. Ltd.	7,348	72,894
Toray Industries, Inc.	14,862	144,212
Toshiba Corp. *	40,748	114,263
TOTO Ltd.	1,443	60,814
Toyo Seikan Group Holdings Ltd.	1,665	27,824
Toyo Suisan Kaisha Ltd.	904	33,212
Toyoda Gosei Co. Ltd.	662	15,645
Toyota Industries Corp. (a)	1,661	95,528
Toyota Motor Corp. (a)	27,430	1,635,607
Toyota Tsusho Corp.	2,165	71,154

Trend Micro, Inc.	1,144	56,360
Tsuruha Holdings, Inc.	372	44,478
Unicharm Corp.	4,114	94,233
United Urban Investment Corp.	29	42,474
USS Co. Ltd.	2,235	45,109
West Japan Railway Co.	1,678	116,659
Yahoo Japan Corp. (a)	14,517	68,998
Yakult Honsha Co. Ltd. (a)	896	64,479
Yamada Denki Co. Ltd. (a)	6,405	35,023
Yamaguchi Financial Group, Inc.	2,021	23,668
Yamaha Corp.	1,709	63,099
Yamaha Motor Co. Ltd.	2,854	85,435
Yamato Holdings Co. Ltd.	3,564	71,992
Yamazaki Baking Co. Ltd.	1,347	24,313
Yaskawa Electric Corp.	2,583	81,984
Yokogawa Electric Corp.	2,328	39,671
Yokohama Rubber Co. Ltd. (The)	1,123	23,160
		33,699,911

Luxembourg - 0.3%
ArcelorMittal *	6,206	160,092
Eurofins Scientific SE	110	69,597
Millicom International Cellular SA (SDR)	674	44,524
SES SA (FDR)	3,714	81,307
Tenaris SA	4,814	68,238
		423,758

Netherlands - 6.0%
ABN AMRO Group NV (c)	2,854	85,461
Aegon NV	18,607	108,461
AerCap Holdings NV *	1,616	82,594
Airbus SE	5,865	558,319
Akzo Nobel NV	2,506	231,127
Altice NV, Class A *	3,767	75,475
Altice NV, Class B *	1,113	22,222
ASML Holding NV	3,954	675,650
Boskalis Westminster	896	31,319
CNH Industrial NV	10,421	125,108
EXOR NV	1,097	69,621
Fiat Chrysler Automobiles NV *	9,199	164,859
Gemalto NV	817	36,514
Heineken Holding NV	1,027	96,487
Heineken NV	2,332	230,757
ING Groep NV	39,253	723,525
Koninklijke Ahold Delhaize NV	14,369	268,479
Koninklijke DSM NV	1,849	151,370
Koninklijke KPN NV	34,831	119,532
Koninklijke Philips NV	9,600	396,096
Koninklijke Vopak NV	716	31,399
NN Group NV	3,190	133,586
NXP Semiconductors NV *	2,976	336,556

QIAGEN NV *	2,172	68,657
Randstad Holding NV	1,212	74,906
Royal Dutch Shell plc, Class A	45,251	1,367,567
Royal Dutch Shell plc, Class B	39,046	1,202,074
STMicroelectronics NV	8,261	160,258
Unilever NV	17,049	1,007,783
Wolters Kluwer NV	3,078	142,250
		8,778,012

New Zealand - 0.2%
Auckland International Airport Ltd.	9,712	45,217
Contact Energy Ltd.	7,295	29,009
Fletcher Building Ltd.	7,060	40,805
Mercury NZ Ltd.	7,020	17,196
Meridian Energy Ltd.	13,065	26,848
Ryman Healthcare Ltd.	3,823	25,612
Spark New Zealand Ltd.	18,656	49,256
		233,943

Norway - 0.7%
DNB ASA	9,892	199,720
Gjensidige Forsikring ASA	2,039	35,518
Marine Harvest ASA	3,900	77,123
Norsk Hydro ASA	13,711	100,046
Orkla ASA	8,311	85,285
Schibsted ASA, Class A	770	19,850
Schibsted ASA, Class B	908	21,478
Statoil ASA	11,378	228,749
Telenor ASA	7,654	162,147
Yara International ASA	1,797	80,579
		1,010,495

Portugal - 0.2%
Banco Espirito Santo SA (b)	34,023	—
EDP - Energias de Portugal SA	23,611	89,030
Galp Energia SGPS SA	5,073	89,960
Jeronimo Martins SGPS SA	2,566	50,650
		229,640

Singapore - 1.2%
Ascendas Real Estate Investment Trust	24,231	47,622
CapitaLand Commercial Trust	21,099	25,800
CapitaLand Ltd.	26,148	69,184
CapitaLand Mall Trust	25,281	37,310
City Developments Ltd.	4,171	34,951
ComfortDelGro Corp. Ltd.	21,978	33,773
DBS Group Holdings Ltd.	17,948	276,293
Global Logistic Properties Ltd.	27,165	66,188
Golden Agri-Resources Ltd.	71,989	19,902
Hutchison Port Holdings Trust	53,290	22,969
Jardine Cycle & Carriage Ltd.	1,007	29,304

Keppel Corp. Ltd.	14,828	71,190
Oversea-Chinese Banking Corp. Ltd.	31,836	262,528
SATS Ltd.	6,826	23,232
SembCorp Industries Ltd.	10,024	21,945
Singapore Airlines Ltd.	5,505	40,820
Singapore Exchange Ltd.	8,194	44,708
Singapore Press Holdings Ltd. (a)	28,819	57,914
Singapore Technologies Engineering Ltd.	15,918	40,456
Singapore Telecommunications Ltd.	62,191	169,062
StarHub Ltd. (a)	6,178	11,862
Suntec Real Estate Investment Trust	24,465	33,699
United Overseas Bank Ltd.	13,114	227,734
UOL Group Ltd.	4,870	29,229
Wilmar International Ltd.	19,586	46,025
Yangzijiang Shipbuilding Holdings Ltd.	19,561	20,677
		1,764,377

Spain - 3.4%
Abertis Infraestructuras SA	6,563	132,684
ACS Actividades de Construccion y Servicios SA	1,911	70,894
Aena SME SA (c)	688	124,340
Amadeus IT Group SA, Class A	4,441	288,837
Banco Bilbao Vizcaya Argentaria SA	70,337	628,841
Banco de Sabadell SA	53,915	112,712
Banco Santander SA	158,636	1,109,635
Bankia SA	11,742	56,688
Bankinter SA	6,873	65,094
CaixaBank SA	33,360	167,450
Distribuidora Internacional de Alimentacion SA	6,346	37,061
Enagas SA	2,312	65,147
Endesa SA	3,238	73,066
Ferrovial SA	4,936	108,759
Gas Natural SDG SA	3,571	79,107
Grifols SA	3,041	88,746
Iberdrola SA	55,901	434,665
Industria de Diseno Textil SA	11,041	416,248
International Consolidated Airlines Group SA	8,585	68,419
Mapfre SA	10,989	35,809
Red Electrica Corp. SA	5,599	117,773
Repsol SA	11,126	205,323
Siemens Gamesa Renewable Energy SA	1,846	24,119
Telefonica SA	39,205	426,043
		4,937,460

Sweden - 2.9%
Alfa Laval AB	2,993	73,208
Assa Abloy AB, Class B	10,145	232,274
Atlas Copco AB, Class A	6,797	288,345
Atlas Copco AB, Class B	3,978	154,536
Boliden AB	2,788	94,567
Electrolux AB, Series B	2,452	83,456

Essity AB, Class B *	6,187	168,682
Getinge AB, Class B	2,040	38,299
Hennes & Mauritz AB, Class B	8,562	222,409
Hexagon AB, Class B	3,324	164,897
Husqvarna AB, Class B	4,245	43,715
ICA Gruppen AB	820	30,848
Industrivarden AB, Class C	1,673	42,440
Investor AB, Class B	5,263	260,383
Kinnevik AB, Class B	2,400	78,405
L E Lundbergforetagen AB, Class B	384	30,727
Lundin Petroleum AB *	1,894	41,503
Nordea Bank AB	30,745	417,431
Sandvik AB	12,404	214,226
Securitas AB, Class B	3,192	53,520
Skandinaviska Enskilda Banken AB, Class A	15,375	202,845
Skanska AB, Class B	3,467	80,397
SKF AB, Class B	4,058	88,596
Svenska Handelsbanken AB, Class A	15,446	233,363
Swedbank AB, Class A	9,166	253,820
Swedish Match AB	1,924	67,573
Tele2 AB, Class B	3,663	41,975
Telefonaktiebolaget LM Ericsson, Class B	31,068	179,110
Telia Co. AB	15,243	71,877
Volvo AB, Class B	15,606	301,321
		4,254,748

Switzerland - 8.7%
ABB Ltd.	19,055	471,192
Adecco Group AG	1,645	128,153
Baloise Holding AG	509	80,602
Barry Callebaut AG	22	33,680
Chocoladefabriken Lindt & Sprungli AG	1	69,389
Chocoladefabriken Lindt & Sprungli AG PC	10	57,056
Cie Financiere Richemont SA	5,283	483,585
Coca-Cola HBC AG	1,844	62,436
Credit Suisse Group AG	19,777	313,358
Dufry AG *	466	74,072
EMS-Chemie Holding AG	83	55,236
Ferguson plc	2,554	167,566
Geberit AG	424	200,728
Givaudan SA	93	202,460
Glencore plc	123,849	568,468
Julius Baer Group Ltd.	2,281	135,355
Kuehne & Nagel International AG	550	101,915
LafargeHolcim Ltd.	4,607	269,717
Lonza Group AG	692	181,833
Nestle SA	32,155	2,699,131
Novartis AG	22,877	1,962,273
Pargesa Holding SA	354	29,455
Partners Group Holding AG	176	119,486
Roche Holding AG	7,198	1,839,954

Schindler Holding AG	208	44,795
Schindler Holding AG PC	412	91,050
SGS SA	55	132,070
Sika AG	26	193,588
Sonova Holding AG	543	92,167
Swatch Group AG (The)	505	40,266
Swatch Group AG (The), Bearer Shares	314	130,849
Swiss Life Holding AG	327	115,281
Swiss Prime Site AG	715	64,275
Swiss Re AG	3,280	297,313
Swisscom AG	201	103,054
UBS Group AG	37,024	633,369
Vifor Pharma AG	390	45,999
Zurich Insurance Group AG	1,523	465,397
		12,756,573

United Kingdom - 15.0%
3i Group plc	9,917	121,415
Admiral Group plc	2,156	52,536
Anglo American plc	14,193	255,167
Antofagasta plc	4,020	51,207
Ashtead Group plc	5,074	122,405
Associated British Foods plc	3,632	155,492
AstraZeneca plc	13,293	884,003
Auto Trader Group plc (c)	10,206	53,694
Aviva plc	41,077	283,511
Babcock International Group plc	2,570	28,505
BAE Systems plc	32,128	272,084
Barclays plc	171,216	443,960
Barratt Developments plc	10,219	84,186
Berkeley Group Holdings plc	1,339	66,731
BHP Billiton plc	21,378	377,236
BP plc	193,294	1,238,240
British American Tobacco plc	22,315	1,397,002
British Land Co. plc (The)	9,969	80,487
BT Group plc	85,414	324,872
Bunzl plc	3,418	103,836
Burberry Group plc	4,537	107,126
Capita plc	6,795	51,412
Carnival plc	1,941	123,433
Centrica plc	55,318	138,647
Cobham plc	17,413	33,997
Coca-Cola European Partners plc (d)	1,165	48,487
Coca-Cola European Partners plc (d)	2,212	92,745
Compass Group plc	15,989	339,247
Croda International plc	1,338	68,035
Diageo plc	25,486	838,120
Direct Line Insurance Group plc	20,619	100,519
Dixons Carphone plc	9,979	25,874
easyJet plc (a)	1,619	26,420
Fresnillo plc	2,253	42,452

G4S plc	15,819	59,019
GKN plc	17,476	80,976
GlaxoSmithKline plc	47,220	943,957
Hammerson plc	8,073	58,128
Hargreaves Lansdown plc	2,659	52,763
Hikma Pharmaceuticals plc	1,464	23,787
HSBC Holdings plc	203,814	2,014,870
IMI plc	2,772	46,187
Imperial Brands plc	9,704	414,174
Inmarsat plc	4,598	39,683
InterContinental Hotels Group plc	1,831	96,861
Intertek Group plc	1,645	109,957
Intu Properties plc (a)	15,493	47,894
Investec plc	6,644	48,570
ITV plc	36,997	86,680
J Sainsbury plc	16,600	52,926
Johnson Matthey plc	1,973	90,472
Kingfisher plc	22,775	91,184
Land Securities Group plc *	9,497	123,864
Legal & General Group plc	60,249	209,996
Lloyds Banking Group plc	650,206	590,879
London Stock Exchange Group plc	3,198	164,204
Marks & Spencer Group plc	16,551	78,364
Mediclinic International plc	3,758	32,732
Meggitt plc	7,904	55,207
Merlin Entertainments plc (c)	7,236	43,184
Mondi plc	3,744	100,658
National Grid plc	34,930	432,627
Next plc	1,416	99,817
Old Mutual plc	50,252	130,905
Pearson plc	8,377	68,696
Persimmon plc	3,137	108,563
Prudential plc	27,100	648,516
Randgold Resources Ltd.	955	93,339
Reckitt Benckiser Group plc	6,400	584,755
RELX NV	10,069	214,203
RELX plc	11,031	242,090
Rio Tinto plc	12,522	582,888
Rolls-Royce Holdings plc *	18,612	221,376
Royal Bank of Scotland Group plc *	35,902	129,240
Royal Mail plc	9,176	47,248
RSA Insurance Group plc	10,388	86,791
Sage Group plc (The)	11,005	103,060
Schroders plc	1,382	62,172
Segro plc	8,386	60,293
Severn Trent plc	2,400	69,908
Sky plc	10,516	129,009
Smith & Nephew plc	10,355	187,169
Smiths Group plc	4,028	85,190
SSE plc	11,812	221,028
St James's Place plc	5,368	82,505

Standard Chartered plc *	25,931	257,834
Standard Life Aberdeen plc	27,259	158,454
Tate & Lyle plc	4,755	41,289
Taylor Wimpey plc	33,286	87,241
Tesco plc *	82,740	207,491
Travis Perkins plc	2,548	49,439
Unilever plc	12,991	751,910
United Utilities Group plc	6,952	79,602
Vodafone Group plc	275,017	770,099
Weir Group plc (The)	3,432	90,335
Whitbread plc	1,862	93,987
WM Morrison Supermarkets plc	22,618	70,951
Worldpay Group plc (c)	18,219	99,442
WPP plc	12,993	241,099
		21,880,820

Total Common Stocks (Cost $114,888,879)		145,475,730

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	303,180	303,180

Total Time Deposit (Cost $303,180)		303,180

	SHARES	VALUE ($)
RIGHTS - 0.0% (e)

Singapore - 0.0% (e)
CapitaLand Commercial Trust, Exp. 10/19/17 *	3,502	754

Total Rights (Cost $0)		754

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	4,510,836	4,510,836

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,510,836)		4,510,836

TOTAL INVESTMENTS (Cost $119,702,895) - 102.7%		150,290,500
Other assets and liabilities, net - (2.7%)		(3,985,108)
NET ASSETS - 100.0%		146,305,392

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,302,955 as of September 30, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $852,527, which represents 0.6% of the net assets of the Portfolio as of September 30, 2017.

(d) Securities are traded on separate exchanges for the same entity.
(e) Amount is less than 0.05%.

At September 30, 2017, the concentration of the Portfolio’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	21.4%
Industrials	14.5%
Consumer Discretionary	12.2%
Consumer Staples	11.3%
Health Care	10.5%
Materials	7.9%
Information Technology	6.1%
Energy	5.0%
Telecommunication Services	4.0%
Real Estate	3.6%
Utilities	3.3%
Time Deposit	0.2%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Austria	$59,101	$301,971		$—	$361,072
Finland	106,760	1,351,548		—	1,458,308
France	57,456	14,643,564		—	14,701,020
Germany	38,408	14,190,564		—	14,228,972
Hong Kong	79,653	5,152,606		—	5,232,259
Ireland	157,500	1,334,430		—	1,491,930
Israel	242,017	365,989		—	608,006
Japan	148,536	33,551,375		—	33,699,911
Netherlands	419,150	8,358,862		—	8,778,012
New Zealand	26,848	207,095		—	233,943
Norway	77,123	933,372		—	1,010,495
Singapore	19,902	1,744,475		—	1,764,377
Switzerland	121,331	12,635,242		—	12,756,573
United Kingdom	328,351	21,552,469		—	21,880,820
Other Countries**	—	27,270,032		—	27,270,032
Total Common Stocks	$1,882,136	$143,593,594	***	$—	$145,475,730
Time Deposit	—	303,180		—	303,180
Rights	754	—		—	754
Short Term Investment of Cash Collateral for Securities Loaned	4,510,836	—		—	4,510,836
TOTAL	$6,393,726	$143,896,774		$—	$150,290,500

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. At September 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.7%
Equity Exchange-Traded Funds - 48.8%
Financial Select Sector SPDR Fund	45,000	1,163,700
Health Care Select Sector SPDR Fund	15,000	1,225,950
iShares Core S&P Mid-Cap ETF	26,000	4,651,400
iShares Russell 2000 ETF	27,000	4,000,860
iShares S&P 500 Growth ETF	54,000	7,744,680
iShares S&P 500 Value ETF	60,000	6,474,600
iShares S&P Mid-Cap 400 Growth ETF	6,000	1,214,160
iShares S&P Mid-Cap 400 Value ETF	4,000	610,920
Technology Select Sector SPDR Fund	15,000	886,500
Vanguard FTSE Developed Markets ETF	259,000	11,243,190
Vanguard FTSE Emerging Markets ETF	27,000	1,176,390
Vanguard REIT ETF	28,000	2,326,520
Vanguard S&P 500 ETF	65,000	14,999,400
		57,718,270

Fixed-Income Exchange-Traded Funds - 45.9%
iShares Core U.S. Aggregate Bond ETF	248,000	27,178,320
Vanguard Total Bond Market ETF	331,000	27,128,760
		54,307,080

Total Exchange-Traded Funds (Cost $102,216,384)		112,025,350

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	6,187,154	6,187,154

Total Time Deposit (Cost $6,187,154)		6,187,154

TOTAL INVESTMENTS (Cost $108,403,538) - 99.9%		118,212,504
Other assets and liabilities, net - 0.1%		89,835
NET ASSETS - 100.0%		118,302,339

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini MSCI EAFE Index	20	12/17	$1,978,400	$25,885
E-mini Russell 2000 Index	18	12/17	1,343,610	62,986
E-mini S&P 500 Index	33	12/17	4,151,565	84,620
E-mini S&P MidCap 400 Index	6	12/17	1,077,420	49,585
Total Long				$223,076

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2017, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $223,076.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$112,025,350	$—	$—	$112,025,350
Time Deposit	—	6,187,154	—	6,187,154
TOTAL	$112,025,350	$6,187,154	$—	$118,212,504

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$223,076	$—	$—	$223,076

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 93.6%
Equity Exchange-Traded Funds - 63.1%
Financial Select Sector SPDR Fund	38,000	982,680
Health Care Select Sector SPDR Fund	11,000	899,030
iShares Core S&P Mid-Cap ETF	29,000	5,188,100
iShares Russell 2000 ETF	27,000	4,000,860
iShares S&P 500 Growth ETF	53,000	7,601,260
iShares S&P 500 Value ETF (a)	62,000	6,690,420
iShares S&P Mid-Cap 400 Growth ETF	4,000	809,440
iShares S&P Mid-Cap 400 Value ETF	3,000	458,190
Technology Select Sector SPDR Fund	14,000	827,400
Vanguard FTSE Developed Markets ETF	257,000	11,156,370
Vanguard FTSE Emerging Markets ETF	20,000	871,400
Vanguard REIT ETF	32,000	2,658,880
Vanguard S&P 500 ETF	63,000	14,537,880
		56,681,910

Fixed-Income Exchange-Traded Funds - 30.5%
iShares Core U.S. Aggregate Bond ETF	162,000	17,753,580
Vanguard Total Bond Market ETF	118,000	9,671,280
		27,424,860

Total Exchange-Traded Funds (Cost $74,904,840)		84,106,770

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	5,685,123	5,685,123

Total Time Deposit (Cost $5,685,123)		5,685,123

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	242,000	242,000

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $242,000)		242,000

TOTAL INVESTMENTS (Cost $80,831,963) - 100.2%		90,033,893
Other assets and liabilities, net - (0.2%)		(159,840)
NET ASSETS - 100.0%		89,874,053

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $237,402 as of September 30, 2017.

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini MSCI EAFE Index	13	12/17	$1,285,960	$16,825
E-mini Russell 2000 Index	12	12/17	895,740	41,990
E-mini S&P 500 Index	22	12/17	2,767,710	56,414
E-mini S&P MidCap 400 Index	5	12/17	897,850	41,321
Total Long				$156,550

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2017, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $156,550.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$84,106,770	$—	$—	$84,106,770
Time Deposit	—	5,685,123	—	5,685,123
Short Term Investment of Cash Collateral for Securities Loaned	242,000	—	—	242,000
TOTAL	$84,348,770	$5,685,123	$—	$90,033,893

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$156,550	$—	$—	$156,550

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 93.2%
Equity Exchange-Traded Funds - 77.8%
Financial Select Sector SPDR Fund	67,000	1,732,620
Health Care Select Sector SPDR Fund	23,000	1,879,790
iShares Core S&P Mid-Cap ETF	62,000	11,091,800
iShares Russell 2000 ETF	57,000	8,446,260
iShares S&P 500 Growth ETF	109,000	15,632,780
iShares S&P 500 Value ETF	131,000	14,136,210
iShares S&P Mid-Cap 400 Growth ETF	7,000	1,416,520
iShares S&P Mid-Cap 400 Value ETF	5,000	763,650
Technology Select Sector SPDR Fund	23,000	1,359,300
Vanguard FTSE Developed Markets ETF	530,000	23,007,300
Vanguard FTSE Emerging Markets ETF	37,000	1,612,090
Vanguard REIT ETF	70,000	5,816,300
Vanguard S&P 500 ETF	129,000	29,768,040
		116,662,660

Fixed-Income Exchange-Traded Funds - 15.4%
iShares Core U.S. Aggregate Bond ETF	210,000	23,013,900

Total Exchange-Traded Funds (Cost $120,234,322)		139,676,560

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	9,560,534	9,560,534

Total Time Deposit (Cost $9,560,534)		9,560,534

TOTAL INVESTMENTS (Cost $129,794,856) - 99.6%		149,237,094
Other assets and liabilities, net - 0.4%		668,398
NET ASSETS - 100.0%		149,905,492

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini MSCI EAFE Index	19	12/17	$1,879,480	$24,496
E-mini Russell 2000 Index	21	12/17	1,567,545	73,483
E-mini S&P 500 Index	35	12/17	4,403,175	89,749
E-mini S&P MidCap 400 Index	6	12/17	1,077,420	49,585
Total Long				$237,313

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2017, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price rate risk was $237,313.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$139,676,560	$—	$—	$139,676,560
Time Deposit	—	9,560,534	—	9,560,534
TOTAL	$139,676,560	$9,560,534	$—	$149,237,094

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$237,313	$—	$—	$237,313

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.4%
Airlines - 0.3%
American Airlines Group, Inc.	8,825	419,099

Automobiles - 0.8%
Tesla, Inc. *	2,993	1,020,912

Beverages - 0.4%
Monster Beverage Corp. *	10,172	562,003

Biotechnology - 8.3%
Alexion Pharmaceuticals, Inc. *	4,027	564,948
Amgen, Inc.	13,085	2,439,698
Biogen, Inc. *	3,800	1,189,856
BioMarin Pharmaceutical, Inc. *	3,126	290,937
Celgene Corp. *	14,030	2,045,855
Gilead Sciences, Inc.	23,410	1,896,678
Incyte Corp. *	3,669	428,319
Regeneron Pharmaceuticals, Inc. *	1,887	843,715
Shire plc (ADR)	1,307	200,154
Vertex Pharmaceuticals, Inc. *	4,521	687,373
		10,587,533

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,881	271,391

Communications Equipment - 2.4%
Cisco Systems, Inc.	89,576	3,012,441

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	7,864	1,291,976
Walgreens Boots Alliance, Inc.	19,190	1,481,852
		2,773,828

Food Products - 2.2%
Kraft Heinz Co. (The)	21,814	1,691,676
Mondelez International, Inc., Class A	27,036	1,099,284
		2,790,960

Health Care Equipment & Supplies - 1.1%
DENTSPLY SIRONA, Inc.	4,134	247,254
Hologic, Inc. *	4,987	182,973
IDEXX Laboratories, Inc. *	1,583	246,141
Intuitive Surgical, Inc. *	669	699,694
		1,376,062

Health Care Providers & Services - 0.7%
Express Scripts Holding Co. *	10,357	655,805
Henry Schein, Inc. *	2,842	233,016
		888,821

Health Care Technology - 0.3%
Cerner Corp. *	5,929	422,856

Hotels, Restaurants & Leisure - 2.1%
Marriott International, Inc., Class A	6,679	736,427
Norwegian Cruise Line Holdings Ltd. *	4,083	220,686
Starbucks Corp.	25,943	1,393,398
Wynn Resorts Ltd.	1,860	276,991
		2,627,502

Internet & Direct Marketing Retail - 10.2%
Amazon.com, Inc. *	8,615	8,282,030
Ctrip.com International Ltd. (ADR) *	8,215	433,259
Expedia, Inc.	2,462	354,380
JD.com, Inc. (ADR) *	16,446	628,237
Liberty Interactive Corp. QVC Group, Class A *	7,551	177,977
Liberty Ventures, Series A *	1,430	82,297
Netflix, Inc. *	7,740	1,403,649
Priceline Group, Inc. (The) *	880	1,611,122
		12,972,951

Internet Software & Services - 16.6%
Akamai Technologies, Inc. *	3,099	150,983
Alphabet, Inc., Class A *	5,345	5,204,533
Alphabet, Inc., Class C *	6,236	5,981,010
Baidu, Inc. (ADR) *	4,949	1,225,818
eBay, Inc. *	19,194	738,201
Facebook, Inc., Class A *	42,507	7,263,171
MercadoLibre, Inc.	791	204,814
NetEase, Inc. (ADR)	1,366	360,365
		21,128,895

IT Services - 3.1%
Automatic Data Processing, Inc.	7,969	871,171
Cognizant Technology Solutions Corp., Class A	10,552	765,442
Fiserv, Inc. *	3,805	490,693
Paychex, Inc.	6,474	388,181
PayPal Holdings, Inc. *	21,521	1,377,990
		3,893,477

Leisure Products - 0.2%
Hasbro, Inc.	2,237	218,488
Mattel, Inc.	6,008	93,004
		311,492

Life Sciences Tools & Services - 0.4%

Illumina, Inc. *	2,633	524,494

Machinery - 0.4%
PACCAR, Inc.	6,295	455,380

Media - 5.8%
Charter Communications, Inc., Class A *	4,625	1,680,818
Comcast Corp., Class A	84,354	3,245,942
Discovery Communications, Inc., Class A *	2,656	56,546
Discovery Communications, Inc., Class C *	4,018	81,405
DISH Network Corp., Class A *	4,080	221,258
Liberty Global plc, Class A *	4,044	137,132
Liberty Global plc, Class C *	10,680	349,236
Liberty Global plc LiLAC, Class A *	950	22,572
Liberty Global plc LiLAC, Class C *	2,175	50,678
Sirius XM Holdings, Inc.	82,724	456,636
Twenty-First Century Fox, Inc., Class A	18,923	499,189
Twenty-First Century Fox, Inc., Class B	14,339	369,803
Viacom, Inc., Class B	6,248	173,944
		7,345,159

Multiline Retail - 0.3%
Dollar Tree, Inc. *	4,232	367,422

Pharmaceuticals - 0.2%
Mylan NV *	9,606	301,340

Professional Services - 0.2%
Verisk Analytics, Inc. *	2,962	246,409

Road & Rail - 0.9%
CSX Corp.	16,378	888,670
JB Hunt Transport Services, Inc.	1,962	217,939
		1,106,609

Semiconductors & Semiconductor Equipment - 11.3%
Analog Devices, Inc.	6,581	567,085
Applied Materials, Inc.	19,125	996,221
Broadcom Ltd.	7,291	1,768,359
Intel Corp.	84,362	3,212,505
KLA-Tencor Corp.	2,802	297,012
Lam Research Corp.	2,890	534,766
Maxim Integrated Products, Inc.	5,018	239,409
Microchip Technology, Inc.	4,173	374,652
Micron Technology, Inc. *	19,978	785,735
NVIDIA Corp.	10,760	1,923,565
QUALCOMM, Inc.	26,468	1,372,101
Skyworks Solutions, Inc.	3,306	336,881
Texas Instruments, Inc.	17,754	1,591,468
Xilinx, Inc.	4,478	317,177
		14,316,936

Software - 12.1%
Activision Blizzard, Inc.	13,520	872,175
Adobe Systems, Inc. *	8,848	1,319,945
Autodesk, Inc. *	3,964	444,999
CA, Inc.	7,523	251,118
Check Point Software Technologies Ltd. *	2,931	334,193
Citrix Systems, Inc. *	2,708	208,028
Electronic Arts, Inc. *	5,543	654,407
Intuit, Inc.	4,595	653,133
Microsoft Corp.	138,123	10,288,782
Symantec Corp.	11,020	361,566
		15,388,346

Specialty Retail - 0.9%
O’Reilly Automotive, Inc. *	1,578	339,854
Ross Stores, Inc.	6,979	450,634
Tractor Supply Co.	2,272	143,795
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,105	249,796
		1,184,079

Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	92,627	14,275,673
Seagate Technology plc	5,268	174,740
Western Digital Corp.	5,288	456,883
		14,907,296

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,202	237,107

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. *	14,863	916,453
Vodafone Group plc (ADR)	8,333	237,157
		1,153,610

Total Common Stocks (Cost $52,868,943)		122,594,410

EXCHANGE-TRADED FUNDS - 2.0%
Powershares QQQ Trust, Series 1	17,400	2,530,830

Total Exchange-Traded Funds (Cost $1,877,629)		2,530,830

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills, 1.08%, 3/1/18 (a)	300,000	298,603

Total U.S. Treasury Obligations (Cost $298,641)		298,603

TIME DEPOSIT - 1.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	1,809,379	1,809,379

Total Time Deposit (Cost $1,809,379)		1,809,379

TOTAL INVESTMENTS (Cost $56,854,592) - 100.0%		127,233,222
Other assets and liabilities, net - (0.0%) (b)		(62,896)
NET ASSETS - 100.0%		127,170,326

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(b) Amount is less than (0.05)%.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	19	12/17	$2,273,350	$8,208)

During the fiscal year to date ended September 30, 2017, the Portfolio entered into futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $8,208.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s investments and open derivative instruments as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$122,594,410*	$—	$—	$122,594,410
Exchange-Traded Funds	2,530,830	—	—	2,530,830
U.S. Treasury Obligations	—	298,603	—	298,603
Time Deposit	—	1,809,379	—	1,809,379
TOTAL	$125,125,240	$2,107,982	$—	$127,233,222

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts**	($8,208)	$—	$—	($8,208)

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    November 22, 2017